UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds®

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 38.79%
U.S. Markets – 21.76%
Consumer Discretionary – 2.22%
†AFC Enterprises	1,845	$48,210
†BorgWarner	390	27,932
†Buffalo Wild Wings	405	29,492
CEC Entertainment	785	26,054
Cheesecake Factory	795	26,012
Cinemark Holdings	2,070	53,779
Comcast Class A	7,900	295,301
Comcast Special Class	4,220	151,709
Cooper Tire & Rubber	1,585	40,196
DSW Class A	660	43,355
†Express	1,640	24,748
Ford Motor	8,470	109,687
†G-III Apparel Group	930	31,834
†Iconix Brand Group	2,170	48,434
†Jack in the Box	1,385	39,611
Jarden	1,730	89,441
Jones Group	930	10,286
†Jos. A Bank Clothiers	913	38,854
†Liberty Interactive Class A	17,250	339,479
Lowe's	8,300	294,816
Macy's	2,200	85,844
†Madden (Steven)	1,305	55,162
McDonald's	1,430	126,140
National CineMedia	1,715	24,233
NIKE Class B	4,200	216,720
Nordstrom	1,690	90,415
†OpenTable	475	23,180
Perry Ellis International	1,675	33,333
†priceline.com	515	319,917
Regal Entertainment Group Class A	1,430	19,949
†Sally Beauty Holdings	3,850	90,745
†SHFL Entertainment	2,955	42,848
Staples	13,200	150,480
Starbucks	1,640	87,937
Target	1,450	85,797
†Tenneco	1,155	40,552
Viacom Class B	790	41,665
		3,304,147
Consumer Staples – 1.85%
Archer-Daniels-Midland	14,950	409,481
Avon Products	14,000	201,040
Casey's General Stores	820	43,542
Coca-Cola	1,840	66,700
CVS Caremark	8,030	388,251
General Mills	2,200	88,902
J&J Snack Foods	585	37,405
Kimberly-Clark	1,030	86,963
Kraft Foods Group	6,124	278,458
Mondelez International Class A	6,973	177,602
PepsiCo	2,100	143,703
†Prestige Brands Holdings	1,400	28,042
Procter & Gamble	2,760	187,376
Safeway	14,800	267,732
†Susser Holdings	1,055	36,387
Walgreen	8,300	307,183
		2,748,767
Energy – 2.32%
Berry Petroleum Class A	780	26,169
†Bonanza Creek Energy	1,100	30,569
Bristow Group	800	42,928
†C&J Energy Services	1,140	24,442
†Carrizo Oil & Gas	1,285	26,882
Chevron	4,540	490,956
ConocoPhillips	5,000	289,950
†Diamondback Energy	445	8,508

EOG Resources	4,685	565,901
Exxon Mobil	1,850	160,118
Halliburton	8,600	298,334
Hess	970	51,371
†Key Energy Services	3,185	22,136
Kinder Morgan	11,792	416,611
Lufkin Industries	525	30,518
Marathon Oil	10,560	323,770
National Oilwell Varco	560	38,276
Occidental Petroleum	4,640	355,470
†Pioneer Energy Services	3,760	27,298
†RigNet	1,365	27,887
†Rosetta Resources	805	36,515
Schlumberger	1,960	135,808
†Swift Energy	1,180	18,160
		3,448,577
Financials – 3.67%
AFLAC	1,640	87,117
Allstate	7,200	289,223
Alterra Capital Holdings	860	24,243
American Campus Communities	275	12,686
American Equity Investment Life Holding	3,220	39,316
American Tower	250	19,318
Ameriprise Financial	1,160	72,651
†AMERISAFE	700	19,075
Apartment Investment & Management	900	24,354
AvalonBay Communities	525	71,185
Bank of New York Mellon	11,600	298,119
BBCN Bancorp	2,055	23,776
BlackRock	570	117,825
Boston Properties	725	76,712
BRE Properties	400	20,332
Camden Property Trust	625	42,631
†Capital Bank Financial	1,485	25,349
Capital One Financial	1,370	79,364
Cardinal Financial	2,360	38,397
CBL & Associates Properties	675	14,317
City Holding	865	30,145
CME Group	3,425	173,682
Colonial Properties Trust	750	16,028
Corporate Office Properties Trust	875	21,858
DCT Industrial Trust	7,230	46,923
DDR	900	14,094
Digital Realty Trust	400	27,156
Dime Community Bancshares	2,035	28,266
Duke Realty	1,325	18,378
DuPont Fabros Technology	1,775	42,884
EastGroup Properties	900	48,429
Education Realty Trust	1,050	11,172
EPR Properties	810	37,349
Equity Lifestyle Properties	200	13,458
Equity Residential	1,275	72,254
Essex Property Trust	150	21,998
Extra Space Storage	475	17,285
Federal Realty Investment Trust	200	20,804
†First Industrial Realty Trust	1,175	16,544
Flushing Financial	1,990	30,527
General Growth Properties	2,000	39,700
HCP	1,175	53,087
Health Care REIT	775	47,500
Healthcare Realty Trust	1,000	24,010
Home Bancshares	765	25,260
Host Hotels & Resorts	7,050	110,474
Independent Bank	1,020	29,529
†IntercontinentalExchange	2,510	310,762
JPMorgan Chase	4,210	185,114
Kilroy Realty	425	20,132
Kimco Realty	1,825	35,259
LaSalle Hotel Properties	1,520	38,593
Lexington Realty Trust	1,725	18,026
Liberty Property Trust	700	25,039
Macerich	600	34,980
Marsh & McLennan	8,300	286,101
National Retail Properties	1,605	50,076
Park National	520	33,608
Parkway Properties	575	8,044
†Piper Jaffray	1,000	32,130
Primerica	1,115	33,461

ProAssurance	570	24,048
Progressive	14,050	296,454
ProLogis	1,900	69,331
Prosperity Bancshares	870	36,540
Prudential Financial	1,470	78,395
PS Business Parks	225	14,621
Public Storage	450	65,232
Ramco-Gershenson Properties Trust	3,085	41,061
Rayonier	250	12,958
Regency Centers	500	23,560
RLJ Lodging Trust	425	8,232
Senior Housing Properties Trust	475	11,229
Simon Property Group	1,300	205,517
SL Green Realty	475	36,409
Sovran Self Storage	695	43,160
State Street	1,590	74,746
†Strategic Hotels & Resorts	1,925	12,320
Summit Hotel Properties	775	7,363
†Sunstone Hotel Investors	850	9,104
Susquehanna Bancshares	3,260	34,165
Tanger Factory Outlet Centers	600	20,520
Taubman Centers	175	13,776
†Texas Capital Bancshares	450	20,169
Travelers	5,170	371,308
Trustmark	1,040	23,358
Ventas	850	55,012
Vornado Realty Trust	475	38,038
†WageWorks	785	13,973
†Walter Investment Management	825	35,492
Webster Financial	1,670	34,319
Wells Fargo	5,030	171,925
†Western Alliance Bancorp	1,525	16,058
		5,464,502
Healthcare – 2.74%
Abbott Laboratories	1,860	121,830
†Acorda Therapeutics	1,160	28,838
Air Methods	1,275	47,035
†Align Technology	1,460	40,515
†Alkermes	2,455	45,467
Allergan	4,380	401,777
Baxter International	4,300	286,638
Cardinal Health	6,800	280,024
†Celgene	3,470	273,158
†Cepheid	460	15,553
Conmed	1,160	32,422
CryoLife	2,820	17,569
†Express Scripts	2,020	109,080
†Gilead Sciences	1,790	131,476
†Greenway Medical Technologies	835	12,826
†Haemonetics	1,050	42,882
†Incyte	1,515	25,164
†InterMune	2,025	19,622
Johnson & Johnson	4,390	307,739
Merck	10,640	435,601
†Merit Medical Systems	2,516	34,972
Perrigo	1,650	171,650
Pfizer	20,078	503,555
Quest Diagnostics	4,700	273,869
†Quidel	2,010	37,527
Spectrum Pharmaceuticals	2,955	33,066
Thermo Fisher Scientific	1,650	105,237
UnitedHealth Group	2,430	131,803
†Vertex Pharmaceuticals	1,080	45,295
†WellCare Health Plans	605	29,457
West Pharmaceutical Services	690	37,778
		4,079,425
Industrials – 2.00%
AAON	1,570	32,766
Acuity Brands	980	66,375
Applied Industrial Technologies	1,195	50,202
Barnes Group	1,460	32,792
Caterpillar	1,925	172,442
†Chart Industries	575	38,335
†Columbus McKinnon	1,670	27,588
†Cross Country Healthcare	2,895	13,896
Cummins	410	44,424
Deere	1,000	86,420
Eaton	890	48,238

ESCO Technologies	775	28,993
†Esterline Technologies	770	48,980
FedEx	560	51,363
Fluor	810	47,579
†FTI Consulting	825	27,225
General Electric	6,410	134,546
†Genesee & Wyoming	415	31,573
Granite Construction	975	32,780
Honeywell International	1,800	114,246
Hunt (J.B.) Transport Services	860	51,351
†Kadant	1,230	32,607
†KEYW Holding	2,145	27,220
Kforce	2,650	37,975
Lockheed Martin	650	59,989
Manpower	760	32,254
McGrath RentCorp	790	22,926
†MYR Group	1,585	35,266
Northrop Grumman	4,300	290,593
Raytheon	5,000	287,799
Republic Services	1,440	42,235
Rockwell Collins	450	26,177
†RPX	1,210	10,938
†Tetra Tech	1,135	30,021
†Titan Machinery	1,150	28,405
Towers Watson Class A	1,000	56,210
Triumph Group	1,255	81,952
Union Pacific	880	110,634
United Stationers	1,300	40,287
United Technologies	1,730	141,877
URS	1,350	53,001
US Ecology	1,590	37,429
Waste Management	8,100	273,294
†XPO Logistics	1,900	33,022
		2,974,225
Information Technology – 5.18%
Accenture Class A	1,270	84,455
†Adobe Systems	9,445	355,888
†Amkor Technology	4,445	18,891
Anixter International	545	34,869
Apple	1,865	994,100
†Applied Micro Circuits	4,185	35,154
Avago Technologies	2,090	66,169
†BMC Software	8,800	349,008
†Brightcove	2,370	21,425
†Cirrus Logic	795	23,031
Cisco Systems	16,320	320,688
†Citrix Systems	800	52,600
†Cognizant Technology Solutions Class A	970	71,829
†comScore	1,115	15,365
†EMC	4,930	124,729
†EPAM Systems	890	16,109
†ExactTarget	1,185	23,700
†ExlService Holdings	680	18,020
†FARO Technologies	980	34,966
†Fortinet	2,180	45,933
†Google Class A	635	450,449
Intel	17,970	370,721
International Business Machines	500	95,775
†InterXion Holding	1,245	29,581
Intuit	5,925	352,538
j2 Global	1,330	40,671
†Liquidity Services	610	24,925
†LogMeln	1,310	29,357
MasterCard Class A	918	450,994
Microsoft	6,180	165,191
Motorola Solutions	5,314	295,884
†NETGEAR	785	30,945
†Nuance Communications	1,510	33,703
Plantronics	755	27,837
†Polycom	9,025	94,402
†Proofpoint	1,115	13,726
QUALCOMM	9,795	607,485
†Rofin-Sinar Technologies	1,110	24,065
†Semtech	1,450	41,978
†Shutterfly	865	25,838
†SS&C Technologies Holdings	1,105	25,548
†Synaptics	1,105	33,117
Syntel	400	21,436

†TeleTech Holdings	1,880	33,464
†Teradata	3,600	222,804
Texas Instruments	2,100	64,974
†Trulia	260	4,222
†ValueClick	1,690	32,803
†VeriFone Systems	3,850	114,268
†VeriSign	5,775	224,186
†ViaSat	620	24,118
Visa Class A	3,300	500,213
†Vocus	1,685	29,285
Xerox	41,300	281,666
†Yahoo	9,100	181,090
		7,706,188
Materials – 0.57%
Allegheny Technologies	1,820	55,255
Boise	3,645	28,978
Buckeye Technologies	1,110	31,868
Celanese Class A	1,500	66,795
†Coeur d'Alene Mines	1,150	28,290
duPont (E.I.) deNemours	7,490	336,825
Eastman Chemical	990	67,370
Innophos Holdings	575	26,738
International Paper	2,200	87,648
Kaiser Aluminum	385	23,751
Koppers Holdings	690	26,324
Materion	1,110	28,616
US Silica Holdings	2,120	35,468
		843,926
Telecommunication Services – 0.82%
AT&T	12,930	435,870
Atlantic Tele-Network	525	19,273
†Crown Castle International	6,775	488,885
NTELOS Holdings	1,272	16,676
Verizon Communications	6,200	268,274
		1,228,978
Utilities – 0.39%
Cleco	935	37,409
Edison International	7,290	329,435
MDU Resources Group	2,420	51,401
NorthWestern	700	24,311
OGE Energy	1,090	61,378
Sempra Energy	800	56,752
UIL Holdings	695	24,888
		585,574
Total U.S. Markets (cost $25,286,786)		32,384,309

§Developed Markets – 12.56%
Consumer Discretionary – 2.03%
Adidas	875	78,072
Aeon	3,700	42,229
Bayerische Motoren Werke	2,864	278,625
British Sky Broadcasting Group	4,830	60,937
Cie Financiere Richemont Class A	695	54,504
Crown	3,900	43,628
Don Quijote	6,600	242,465
Hennes & Mauritz Class B	2,425	84,072
Jupiter Telecommunications	33	41,046
LVMH Moet Hennessy Louis Vuitton	310	57,198
McDonald's Holdings Japan	1,500	39,530
Nitori Holdings	2,363	172,899
Pirelli & C	3,830	44,116
PPR	1,368	256,857
Publicis Groupe	3,548	213,402
Shimamura	400	38,819
Shimano	700	44,764
Sky City Entertainment Group	14,600	45,960
Sumitomo Rubber Industries	9,457	114,205
Suzuki Motor	2,400	62,721
Techtronic Industries	65,000	123,045
Toyota Motor	12,199	568,890
Yamada Denki	998	38,523
Yue Yuen Industrial Holdings	82,500	279,053
		3,025,560
Consumer Staples – 1.90%
Anheuser-Busch InBev	1,380	120,145
†Aryzta	7,969	409,668
Asahi Group Holdings	2,400	51,035
British American Tobacco	2,770	140,856

Carlsberg Class B	2,181	214,821
Coca-Cola Amatil	11,879	167,100
Danone	735	48,403
Diageo	4,050	117,999
Greggs	19,886	148,390
Imperial Tobacco Group	1,235	47,898
Kao	2,200	57,251
Kerry Group Class A	1,025	54,127
Koninklijke Ahold	4,310	57,777
†Lindt & Spruengli	13	42,355
L'Oreal	525	73,030
Nestle	4,325	281,916
Reckitt Benckiser Group	1,560	99,059
SABMiller	1,030	47,818
Tate & Lyle	4,120	50,989
Tesco	47,948	264,207
Toyo Suisan Kaisha	2,000	53,217
Unilever	1,550	60,268
Unilever CVA	1,895	72,490
WM Morrison Supermarkets	12,600	54,117
Woolworths	2,940	90,281
		2,825,217
Energy – 0.74%
Aker Solutions	2,680	55,479
AMEC	2,475	40,927
BG Group	5,920	98,775
†Lundin Petroleum	1,740	40,281
Saipem	1,445	56,272
Santos	4,560	53,479
Subsea 7	10,565	253,808
Total	5,752	299,214
Transocean	4,507	201,238
		1,099,473
Financials – 1.43%
Aberdeen Asset Management	7,000	42,135
Admiral Group	2,690	51,256
AIA Group	14,000	55,533
AXA	14,377	258,082
City Developments	5,000	53,482
Daito Trust Construction	600	56,631
†Danske Bank	3,400	57,734
†Erste Group Bank	1,615	51,335
Hang Lung Group	7,000	40,274
Hargreaves Lansdown	3,740	41,843
KBC Groep	1,600	55,749
Man Group	32,650	44,793
Mitsubishi UFJ Financial Group	58,981	318,729
Muenchener Rueckversicherungs	455	82,118
Nordea Bank	28,543	274,648
Oversea-Chinese Banking	8,000	64,472
SCOR SE	1,670	45,126
Seven Bank	16,500	43,466
†Shopping Centres Australasia Property Group	10,300	16,060
Sony Financial Holdings	2,300	41,295
Standard Chartered	14,163	366,647
†UBS	4,400	68,791
		2,130,199
Healthcare – 1.78%
Bayer	1,540	146,818
Coloplast Class B	960	47,069
CSL	1,470	83,072
Dainippon Sumitomo Pharma	3,700	44,392
Fresenius	590	67,872
GlaxoSmithKline	8,700	189,477
†ICON ADR	1,330	36,921
Luxottica Group	1,110	45,803
Meda Class A	8,390	86,519
Miraca Holdings	1,000	40,267
Novartis	4,639	292,789
Novo Nordisk ADR	1,850	301,939
Novo Nordisk Class B	800	130,243
Roche Holding	1,125	227,243
Sanofi	3,452	327,266
Stada Arzneimittel	6,090	197,037
Teva Pharmaceutical Industries ADR	10,402	388,411
		2,653,138

Industrials – 1.95%
†ABB	2,985	61,844
Alstom	4,861	195,768
Assa Abloy Class B	1,530	57,613
Brambles	6,800	53,971
Cie de Saint-Gobain	2,538	108,963
Deutsche Post	11,105	244,528
East Japan Railway	5,325	343,879
Elbit Systems	1,090	43,780
European Aeronautic Defence & Space	1,570	61,875
FANUC	200	37,161
G4S	12,330	51,679
Hoya	2,500	49,195
IHI	20,000	51,793
Invensys	9,900	52,997
ITOCHU	27,037	285,377
Keppel	7,000	63,929
Komatsu	3,100	79,442
Kone Class B	710	52,497
Koninklijke Philips Electronics	8,534	225,922
Mitsubishi Electric	8,000	68,025
†Rolls-Royce Holdings	2,375	34,076
Schindler Holding	345	49,860
Schneider Electric	920	67,364
Singapore Airlines	5,000	44,353
Sodexo	655	55,332
Swire Pacific Class A	4,000	50,040
Teleperformance	8,055	292,834
Volvo Class B	5,240	72,280
Yamato Holdings	3,000	45,531
		2,901,908
Information Technology – 0.46%
ASM Pacific Technology	3,850	47,270
†ASML Holding	1,174	75,273
†CGI Group Class A	13,755	317,684
Computershare	4,750	44,853
SAP	1,165	93,656
Seiko Epson	6,300	51,319
Trend Micro	1,600	48,280
		678,335
Materials – 1.76%
Air Liquide	660	83,361
Anglo American ADR	2,600	40,023
†AuRico Gold	27,648	227,976
BASF	1,325	125,259
BHP Billiton Limited	5,850	228,606
Holmen B Shares	1,305	38,803
Johnson Matthey	1,410	55,406
Kansai Paint	4,000	43,050
Lafarge	2,152	138,923
Lonmin	8,850	41,897
Rexam	32,818	234,891
Rio Tinto	7,989	466,106
Rio Tinto Limited	1,090	76,711
Shin-Etsu Chemical	1,200	73,139
Syngenta	227	91,620
Syngenta ADR	3,350	270,680
Umicore	985	54,528
Yamana Gold	19,544	336,670
		2,627,649
Telecommunication Services – 0.37%
BT Group	9,600	36,637
KDDI	2,894	204,327
Millicom International Cellular SDR	560	48,625
#†Telefonica Deutschland Holding 144A	6,340	48,307
Vodafone Group	54,100	136,226
Vodafone Group ADR	2,890	72,799
		546,921
Utilities – 0.14%
Centrica	8,550	46,678
National Grid	8,599	98,656
Shikoku Electric Power	3,900	62,135
		207,469
Total Developed Markets (cost $15,890,465)		18,695,869

XEmerging Markets – 4.47%
Consumer Discretionary – 0.26%
Grupo Televisa ADR	5,225	138,881
Hyundai Home Shopping Network	1,187	135,442
Hyundai Motor	244	50,627
Mahindra & Mahindra	3,787	64,946
		389,896

Consumer Staples – 0.56%
Brazil Foods ADR	6,100	128,771
China Mengniu Dairy	26,000	74,323
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,300	57,707
Fomento Economico Mexicano ADR	800	80,560
†Hypermarcas	10,300	83,567
Lotte Chilsung Beverage	64	91,190
Lotte Confectionery	45	69,080
Tingyi Cayman Islands Holding	21,908	61,642
Tsingtao Brewery	8,004	47,710
United Spirits	1,995	69,042
Wal-Mart de Mexico Series V	19,308	63,387
		826,979
Energy – 0.86%
Cairn India	10,646	62,399
China Petroleum & Chemical	37,500	43,176
CNOOC ADR	400	88,000
Gazprom ADR	10,560	102,067
LUKOIL ADR	1,600	108,000
PetroChina ADR	475	68,296
Petroleo Brasileiro SA ADR	10,619	206,752
†Polski Koncern Naftowy Orlen	3,010	48,305
PTT	7,241	78,537
#Reliance Industries GDR 144A	7,870	240,192
†Rosneft Oil GDR	9,000	81,551
Sasol ADR	1,400	60,606
Tambang Batubara Bukit Asam Persero	35,000	55,179
YPF ADR	2,100	30,555
		1,273,615
Financials – 0.65%
Banco Santander Brasil ADR	8,600	62,522
Bangkok Bank	10,396	66,796
China Construction Bank	88,080	71,986
=#†Etalon Group GDR 144A	3,700	20,165
ICICI Bank ADR	1,700	74,137
Industrial & Commercial Bank of China	154,459	111,494
Itau Unibanco Holding ADR	4,600	75,716
@KB Financial Group ADR	3,927	140,979
Samsung Life Insurance	680	60,366
=Sberbank	38,187	116,875
Standard Bank Group	6,776	95,845
@†UEM Land Holdings	97,052	67,250
		964,131
Industrials – 0.24%
All America Latina Logistica	6,492	26,336
†Empresas ICA SAB de CV ADR	5,400	54,324
†Gol Linhas Aereas Inteligentes ADR	6,400	41,984
@KCC	351	98,734
Remgro	2,649	50,136
Santos Brasil Participacoes	3,200	45,614
Siam Cement	2,750	39,664
		356,792
Information Technology – 0.71%
†Baidu ADR	600	60,174
†Foxconn International Holdings	88,000	43,169
Hon Hai Precision Industry	42,760	132,237
†LG Display ADR	4,500	65,160
LG Electronics	800	55,885
Samsung Electronics	284	410,712
†Sina	900	45,198
†Sohu.com	1,400	66,276
Taiwan Semiconductor Manufacturing	19,034	63,608
Taiwan Semiconductor Manufacturing ADR	3,100	53,196
United Microelectronics	104,000	41,997
†WNS Holdings ADR	2,005	20,892
		1,058,504
Materials – 0.46%
Anglo American Platinum	893	47,413
@†ArcelorMittal South Africa	5,818	24,945
Braskem ADR	3,800	50,730
†Cemex ADR	9,359	92,373
†Cemex Latam Holdings	12,728	81,972
@†Fibria Celulose ADR	7,837	89,107
@Gerdau	3,500	26,329
Gerdau ADR	3,100	27,869

Impala Platinum Holdings		1,935	38,808
Siam Cement NVDR		1,800	25,962
Ultratech Cement		1,510	55,087
Vale ADR		6,225	130,476
			691,071
Telecommunication Services – 0.73%
America Movil ADR		2,700	62,478
China Mobile ADR		1,500	88,080
China Telecom		120,000	67,859
China Unicom Hong Kong ADR		6,708	109,273
Chunghwa Telecom ADR		1,860	60,152
@†KT ADR		7,700	128,898
†MegaFon GDR		3,400	80,920
Mobile Telesystems ADR		2,400	44,760
MTN Group		2,967	62,628
SK Telecom ADR		11,600	183,628
Telefonica Brasil ADR		3,150	75,789
†Turkcell Iletisim Hizmet ADR		3,287	53,052
Vodacom Group		5,212	76,920
			1,094,437
Total Emerging Markets (cost $6,016,692)			6,655,425
Total Common Stock (cost $47,193,943)			57,735,603

Convertible Preferred Stock – 0.22%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		850	38,845
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		777	46,571
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		16	18,164
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		10	8,906
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		59	61,228
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		38	46,740
PPL 9.50% exercise price $28.80, expiration date 7/1/13		950	50,122
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		238	24,883
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		28	34,300
Total Convertible Preferred Stock (cost $337,478)			329,759

		Principal
		Amount[o]
Agency Collateralized Mortgage Obligations – 0.49%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	2,291	2,668
Series 2003-26 AT 5.00% 11/25/32		70,796	74,176
Series 2003-32 PH 5.50% 3/25/32		31,795	32,560
Series 2010-41 PN 4.50% 4/25/40		60,000	68,251
Series 2010-96 DC 4.00% 9/25/25		115,000	124,897
•Series 2012-124 SD 5.943% 11/25/42		159,733	49,800
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		130,555	144,109
Series 4065 DE 3.00% 6/15/32		15,000	15,755
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	160,094
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	53,298
Total Agency Collateralized Mortgage Obligations (cost $679,426)			725,608

Agency Mortgage-Backed Securities – 9.19%
Fannie Mae S.F. 15 yr
2.50% 12/1/27		185,000	193,595
3.00% 11/1/27		33,746	35,886
4.00% 11/1/25		139,091	151,373
5.00% 9/1/18		26,693	29,009
5.50% 7/1/22		31,320	33,931
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/28		1,779,000	1,860,167
3.00% 1/1/28		2,478,000	2,615,451
Fannie Mae S.F. 20 yr
5.50% 8/1/28		51,451	55,968
5.50% 12/1/29		11,035	12,004
Fannie Mae S.F. 30 yr
4.50% 8/1/41		26,339	28,592
5.00% 2/1/35		4,219	4,597
6.00% 8/1/36		22,530	24,666
6.00% 3/1/37		10,728	11,821
6.00% 4/1/38		126,740	138,479
6.00% 12/1/38		7,407	8,093
6.00% 11/1/39		29,368	32,153
6.00% 7/1/40		17,685	19,362
6.00% 2/1/41		168,969	186,420
6.50% 2/1/36		17,978	20,305
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/43		3,037,000	3,182,206
3.50% 1/1/43		3,464,000	3,693,083

Freddie Mac S.F. 30 yr
5.50% 5/1/38	13,667	14,756
5.50% 7/1/38	49,823	53,792
5.50% 12/1/38	33,349	36,027
5.50% 5/1/40	10,450	11,288
5.50% 7/1/40	566,753	613,314
6.00% 8/1/38	130,300	143,175
6.00% 10/1/38	191,479	210,650
6.00% 5/1/40	233,386	253,982
Total Agency Mortgage-Backed Securities (cost $13,645,970)		13,674,145

Commercial Mortgage-Backed Securities – 1.78%
BAML Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	50,000	57,202
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	76,680	80,606
Series 2005-PW10 A4 5.405% 12/11/40	60,000	66,819
Series 2005-T20 A4A 5.303% 10/12/42	35,000	38,832
Series 2006-PW12 A4 5.895% 9/11/38	25,000	28,618
•tCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	50,000	55,177
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	300,000	357,367
•#FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45	50,000	51,055
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	115,000	121,518
Series 2005-GG4 A4 4.761% 7/10/39	290,000	312,541
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,927
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	116,859
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	65,000	71,475
•Series 2005-LDP5 A4 5.345% 12/15/44	275,000	306,507
Series 2011-C5 A3 4.171% 8/15/46	140,000	159,443
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	50,000	51,882
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	60,000	65,551
•Series 2007-T27 A4 5.65% 6/11/42	240,000	284,203
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	117,352
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	120,000	123,856
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	105,000	108,288
Series 2012-C9 B 3.84% 11/15/45	25,000	25,774
Total Commercial Mortgage-Backed Securities (cost $2,420,399)		2,654,852

Convertible Bonds – 1.29%
AAR 1.75% exercise price $28.62, expiration date 1/1/26	41,000	41,103
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	69,000	64,515
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	43,000	29,025
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	55,000	55,481
Alere 3.00% exercise price $43.98, expiration date 5/15/16	44,000	41,360
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	39,000	42,071
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	78,000	58,744
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	30,000	27,675
Chesapeake Energy
2.25% exercise price $85.81, expiration date 12/14/38	24,000	19,500
2.50% exercise price $51.14, expiration date 5/15/37	25,000	22,625
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	27,000	29,869
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	70,000	72,581
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	22,000	16,720
#Gaylord Entertainment 144A 3.75% exercise price $22.50, expiration date 9/29/14	18,000	31,433
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	38,000	41,183
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	50,000	59,219
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	26,000	25,919
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	45,000	46,828
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	38,000	37,026
Intel 3.25% exercise price $22.20, expiration date 8/1/39	38,000	44,721
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	36,000	37,733
Jefferies Group 3.875% exercise price $37.20, expiration date 10/31/29	73,000	72,681
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	53,000	53,928
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	72,000	69,030
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	30,000	46,275
Linear Technology 3.00% exercise price $42.72, expiration date 4/30/27	82,000	85,792
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	94,000	93,529
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	55,000	58,334
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	21,000	44,743
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	19,000	20,722
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	18,000	18,023
2.75% exercise price $42.13, expiration date 6/30/17	75,000	66,000

#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		94,000	93,470
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		7,000	6,777
PHH 4.00% exercise price $25.80, expiration date 2/28/14		69,000	77,496
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		37,000	36,977
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		48,000	55,920
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		13,000	30,802
Steel Dynamics 5.125% exercise price $17.32, expiration date 6/15/14		25,000	27,328
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32		23,000	21,979
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19		23,000	21,749
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		31,000	39,254
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42		28,000	30,258
Total Convertible Bonds (cost $1,795,639)			1,916,398

Corporate Bonds – 30.09%
Banking – 2.96%
Abbey National Treasury Services 4.00% 4/27/16		90,000	95,238
#Banco Santander Chile 144A 3.875% 9/20/22		150,000	154,146
#Banco Santander Mexico 144A
4.125% 11/9/22		150,000	153,000
Bancolombia 5.125% 9/11/22		83,000	86,735
Bank of America
3.75% 7/12/16		65,000	69,538
3.875% 3/22/17		95,000	103,130
6.125% 9/15/21	GBP	100,000	191,892
BB&T 5.25% 11/1/19	USD	115,000	133,161
BBVA US Senior 4.664% 10/9/15		200,000	205,196
Capital One Capital V 10.25% 8/15/39		67,000	67,000
City National 5.25% 9/15/20		90,000	100,411
•Fifth Third Capital Trust IV 6.50% 4/15/37		145,000	145,544
•#HBOS Capital Funding 144A 6.071% 6/29/49		70,000	61,600
#HSBC Bank 144A 4.75% 1/19/21		300,000	346,757
HSBC Holdings 4.00% 3/30/22		265,000	290,704
JPMorgan Chase
2.00% 8/15/17		60,000	61,357
2.92% 9/19/17	CAD	119,000	120,725
Morgan Stanley 7.60% 8/8/17	NZD	64,000	57,125
PNC Financial Services Group
2.854% 11/9/22	USD	30,000	30,239
•8.25% 5/29/49		25,000	25,563
PNC Funding
5.125% 2/8/20		305,000	363,297
5.625% 2/1/17		165,000	190,682
•#PNC Preferred Funding Trust II 144A 1.69% 3/31/49		100,000	86,500
SVB Financial Group 5.375% 9/15/20		150,000	168,875
U.S. Bank 6.30% 2/4/14		250,000	265,187
•USB Capital IX 3.50% 10/29/49		200,000	181,034
Wachovia
•0.621% 10/15/16		90,000	88,485
5.25% 8/1/14		45,000	48,004
5.625% 10/15/16		115,000	131,965
Wells Fargo 3.50% 3/8/22		245,000	261,845
Zions Bancorporation
4.50% 3/27/17		35,000	36,601
7.75% 9/23/14		73,000	79,760
			4,401,296
Basic Industry – 2.98%
AK Steel 7.625% 5/15/20		40,000	35,000
Alcoa
5.40% 4/15/21		40,000	41,702
6.75% 7/15/18		120,000	137,250
#Anglo American Capital 144A 2.625% 9/27/17		400,000	408,663
ArcelorMittal
6.75% 2/25/22		5,000	5,257
10.35% 6/1/19		85,000	102,070
Barrick Gold 3.85% 4/1/22		130,000	137,877
Barrick North America Finance 4.40% 5/30/21		50,000	54,929
Cabot
2.55% 1/15/18		115,000	118,678
3.70% 7/15/22		60,000	60,960
•#Cemex SAB de CV 144A 5.301% 9/30/15		170,000	172,975
Century Aluminum 8.00% 5/15/14		66,000	66,990
CF Industries
6.875% 5/1/18		190,000	232,373
7.125% 5/1/20		47,000	59,239
Compass Minerals International 8.00% 6/1/19		37,000	40,145
Domtar 4.40% 4/1/22		45,000	45,597
Dow Chemical
3.00% 11/15/22		60,000	59,994
8.55% 5/15/19		288,000	389,325

Ecolab 1.45% 12/8/17	165,000	164,445
#FMG Resources August 2006 144A
6.875% 4/1/22	25,000	25,656
7.00% 11/1/15	50,000	52,750
Georgia-Pacific 8.00% 1/15/24	240,000	336,228
Headwaters 7.625% 4/1/19	85,000	90,738
International Paper
4.75% 2/15/22	25,000	28,340
6.00% 11/15/41	35,000	41,598
9.375% 5/15/19	25,000	34,136
LyondellBasell Industries 5.75% 4/15/24	200,000	236,000
#MacDermid 144A 9.50% 4/15/17	47,000	49,174
Mohawk Industries 6.375% 1/15/16	23,000	25,990
#Murray Energy 144A 10.25% 10/15/15	48,000	46,800
#NewMarket 144A 4.10% 12/15/22	30,000	30,587
Norcraft 10.50% 12/15/15	43,000	43,538
Nortek 8.50% 4/15/21	75,000	83,625
Novelis 8.75% 12/15/20	60,000	67,200
Precision Castparts 2.50% 1/15/23	80,000	80,687
Rio Tinto Finance USA 2.875% 8/21/22	170,000	171,483
#Ryerson 144A
9.00% 10/15/17	45,000	46,069
11.25% 10/15/18	20,000	18,475
#Samarco Mineracao 144A 4.125% 11/1/22	200,000	204,000
Southern Copper 5.25% 11/8/42	130,000	130,758
Teck Resources
3.00% 3/1/19	50,000	51,618
3.75% 2/1/23	65,000	66,809
Vale Overseas 4.375% 1/11/22	129,000	138,353
		4,434,081
Brokerage – 0.15%
Jefferies Group
6.25% 1/15/36	10,000	10,400
6.45% 6/8/27	35,000	37,450
Lazard Group 6.85% 6/15/17	152,000	175,855
		223,705
Capital Goods – 0.52%
Anixter 10.00% 3/15/14	4,000	4,360
Berry Plastics 9.75% 1/15/21	60,000	69,450
#Consolidated Container 144A 10.125% 7/15/20	35,000	37,625
Energizer Holdings 4.70% 5/24/22	180,000	193,116
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	200,000	200,351
Kratos Defense & Security Solutions 10.00% 6/1/17	30,000	33,075
#Plastipak Holdings 144A 10.625% 8/15/19	28,000	32,130
#URS 144A 5.00% 4/1/22	200,000	206,265
		776,372
Consumer Cyclical – 1.58%
American Axle & Manufacturing 7.875% 3/1/17	78,000	80,925
CKE Restaurants 11.375% 7/15/18	40,000	46,200
CVS Caremark 2.75% 12/1/22	180,000	181,051
#Daimler Finance North America 144A 2.25% 7/31/19	150,000	151,365
Darden Restaurants 3.35% 11/1/22	255,000	247,256
Dave & Buster's 11.00% 6/1/18	20,000	22,500
Delphi 6.125% 5/15/21	75,000	83,625
Dollar General 4.125% 7/15/17	25,000	26,375
Ford Motor 7.45% 7/16/31	122,000	155,550
Ford Motor Credit 12.00% 5/15/15	100,000	123,500
Hanesbrands 6.375% 12/15/20	60,000	66,300
#HD Supply 144A 11.00% 4/15/20	35,000	41,475
Historic TW 6.875% 6/15/18	260,000	328,034
Host Hotels & Resorts
4.75% 3/1/23	100,000	106,500
5.25% 3/15/22	55,000	60,500
5.875% 6/15/19	35,000	38,325
Ingles Markets 8.875% 5/15/17	33,000	35,351
Macy's Retail Holdings 5.90% 12/1/16	19,000	22,345
Meritor 8.125% 9/15/15	75,000	79,313
Newell Rubbermaid 2.05% 12/1/17	55,000	55,796
Rite Aid 9.25% 3/15/20	20,000	21,400
#Sealy Mattress 144A 10.875% 4/15/16	10,000	10,625
Suburban Propane Partners 7.375% 8/1/21	25,000	27,313
Tomkins 9.00% 10/1/18	25,000	28,125
Tops Holding 10.125% 10/15/15	19,000	20,057
Walgreen 3.10% 9/15/22	145,000	146,562
Wyndham Worldwide
5.625% 3/1/21	65,000	72,668
5.75% 2/1/18	60,000	67,143
		2,346,179

Consumer Non-Cyclical – 2.54%
Accellent 8.375% 2/1/17	35,000	36,925
#Alere 144A 7.25% 7/1/18	15,000	15,113
Amgen
3.875% 11/15/21	50,000	55,011
5.375% 5/15/43	55,000	65,106
#Aristotle Holding 144A 2.65% 2/15/17	10,000	10,404
#Biomet 144A
6.50% 8/1/20	40,000	42,650
6.50% 10/1/20	15,000	14,981
Bio-Rad Laboratories 8.00% 9/15/16	18,000	19,656
Boston Scientific 6.00% 1/15/20	70,000	81,771
CareFusion 6.375% 8/1/19	185,000	220,906
Celgene
3.25% 8/15/22	65,000	66,396
3.95% 10/15/20	120,000	130,454
Community Health Systems 8.00% 11/15/19	25,000	27,188
Constellation Brands
4.625% 3/1/23	35,000	36,750
6.00% 5/1/22	65,000	74,750
Del Monte 7.625% 2/15/19	60,000	62,850
#Dole Food 144A 8.00% 10/1/16	28,000	29,260
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	70,000	76,300
#Heineken 144A
2.75% 4/1/23	65,000	63,964
3.40% 4/1/22	125,000	130,642
Humana 3.15% 12/1/22	70,000	69,757
Jarden
6.125% 11/15/22	40,000	43,400
7.50% 1/15/20	5,000	5,513
#Kinetic Concepts 144A 12.50% 11/1/19	60,000	57,675
#Kraft Foods Group 144A 5.00% 6/4/42	200,000	225,810
Laboratory Corporation of America Holdings 2.20% 8/23/17	85,000	87,344
#Multiplan 144A 9.875% 9/1/18	80,000	89,600
NBTY 9.00% 10/1/18	90,000	102,150
#Pernod-Ricard 144A 5.75% 4/7/21	300,000	359,443
Quest Diagnostics 4.70% 4/1/21	140,000	157,035
Radnet Management 10.375% 4/1/18	23,000	23,518
Reynolds American
3.25% 11/1/22	105,000	105,693
4.75% 11/1/42	65,000	65,839
#SABMiller Holdings 144A 2.45% 1/15/17	200,000	208,680
Safeway 4.75% 12/1/21	135,000	139,342
Scotts Miracle-Gro 6.625% 12/15/20	25,000	27,563
Teva Pharmaceutical Finance 2.95% 12/18/22	90,000	91,236
WellPoint 3.30% 1/15/23	190,000	195,357
#Woolworths 144A
3.15% 4/12/16	35,000	36,734
4.55% 4/12/21	40,000	44,804
Yale University 2.90% 10/15/14	105,000	109,611
Zimmer Holdings
3.375% 11/30/21	160,000	166,144
4.625% 11/30/19	90,000	102,245
		3,775,570
Energy – 5.50%
AmeriGas Finance
6.75% 5/20/20	55,000	60,638
7.00% 5/20/22	15,000	16,763
Antero Resources Finance 9.375% 12/1/17	19,000	20,948
Apache 2.625% 1/15/23	145,000	145,046
Chevron 2.355% 12/5/22	300,000	301,139
#CNOOC Finance 2012 144A 3.875% 5/2/22	200,000	212,953
Comstock Resources 7.75% 4/1/19	25,000	25,500
Continental Resources 5.00% 9/15/22	45,000	48,713
Copano Energy 7.75% 6/1/18	33,000	34,939
Ecopetrol 7.625% 7/23/19	155,000	201,113
El Paso Pipeline Partners Operating 6.50% 4/1/20	300,000	367,298
•Enbridge Energy Partners 8.05% 10/1/37	175,000	198,967
Energy Transfer Partners 9.70% 3/15/19	56,000	75,526
#ENI 144A 4.15% 10/1/20	180,000	184,635
Enterprise Products Operating
•7.034% 1/15/68	215,000	246,439
9.75% 1/31/14	150,000	164,158
EOG Resources 2.625% 3/15/23	70,000	70,650
Forest Oil 7.25% 6/15/19	44,000	44,440
#Gazprom Neft 144A 4.375% 9/19/22	200,000	205,500
#Helix Energy Solutions Group 144A 9.50% 1/15/16	41,000	42,128

#Hercules Offshore 144A 10.50% 10/15/17		77,000	83,353
#Hilcorp Energy I 144A 7.625% 4/15/21		55,000	60,225
HollyFrontier 9.875% 6/15/17		33,000	35,888
Kinder Morgan Energy Partners 9.00% 2/1/19		140,000	188,932
Linn Energy
#144A 6.25% 11/1/19		15,000	15,150
6.50% 5/15/19		20,000	20,300
8.625% 4/15/20		28,000	30,660
Lukoil International Finance 6.125% 11/9/20		200,000	232,249
Murphy Oil
2.50% 12/1/17		45,000	45,330
3.70% 12/1/22		305,000	304,464
Newfield Exploration 5.625% 7/1/24		25,000	27,063
NiSource Finance
5.25% 2/15/43		40,000	42,503
5.80% 2/1/42		100,000	114,281
Occidental Petroleum 2.70% 2/15/23		30,000	30,677
Pemex Project Funding Master Trust 6.625% 6/15/35		40,000	51,000
#Pertamina Persero 144A 4.875% 5/3/22		200,000	219,000
Petrobras International Finance
3.875% 1/27/16		100,000	106,000
5.375% 1/27/21		140,000	158,315
Petrohawk Energy 7.25% 8/15/18		165,000	186,494
Petroleos de Venezuela 9.00% 11/17/21		425,000	407,574
Petroleos Mexicanos 5.50% 6/27/44		150,000	165,375
Plains All American Pipeline 8.75% 5/1/19		140,000	190,703
Pride International 6.875% 8/15/20		245,000	310,331
#PTT 144A 3.375% 10/25/22		200,000	199,320
Quicksilver Resources 9.125% 8/15/19		35,000	31,325
Range Resources 5.00% 8/15/22		65,000	68,250
#Samson Investment 144A 9.75% 2/15/20		15,000	15,938
SandRidge Energy
7.50% 3/15/21		20,000	21,500
8.125% 10/15/22		35,000	38,500
Shell International Finance BV 2.25% 1/6/23		500,000	495,067
Statoil 2.45% 1/17/23		70,000	69,991
Talisman Energy 5.50% 5/15/42		220,000	243,396
•TransCanada PipeLines 6.35% 5/15/67		260,000	278,954
Transocean
3.80% 10/15/22		170,000	174,594
5.05% 12/15/16		200,000	222,886
Weatherford International
4.50% 4/15/22		150,000	159,485
9.625% 3/1/19		105,000	137,154
Williams Partners 7.25% 2/1/17		125,000	151,991
#Woodside Finance 144A
8.125% 3/1/14		160,000	172,683
8.75% 3/1/19		10,000	13,165
			8,187,559
Financials – 1.49%
#CDP Financial 144A 4.40% 11/25/19		250,000	288,093
E TRADE Financial 6.375% 11/15/19		75,000	77,250
General Electric Capital
5.50% 2/1/17	NZD	80,000	69,920
5.55% 5/4/20	USD	85,000	101,202
5.625% 5/1/18		30,000	35,668
5.875% 1/14/38		10,000	12,105
6.00% 8/7/19		265,000	322,840
•6.25% 12/15/49		300,000	328,109
•7.125% 12/15/49		100,000	113,476
#Hyundai Capital America 144A 2.125% 10/2/17		200,000	201,659
International Lease Finance
5.875% 4/1/19		35,000	37,065
6.25% 5/15/19		77,000	82,390
8.25% 12/15/20		125,000	149,375
8.75% 3/15/17		35,000	40,600
#IPIC GMTN 144A 5.50% 3/1/22		200,000	236,750
#Nuveen Investments 144A 9.50% 10/15/20		115,000	115,000
			2,211,502
Insurance – 1.07%
Alleghany 4.95% 6/27/22		35,000	38,411
American International Group 5.85% 1/16/18		10,000	11,848
•Chubb 6.375% 3/29/67		105,000	114,975
#Highmark 144A
4.75% 5/15/21		55,000	55,485
6.125% 5/15/41		20,000	19,285
•ING Groep 5.775% 12/29/49		60,000	57,000
#ING US 144 5.50% 7/15/22		100,000	108,724

#Liberty Mutual Group 144A
4.95% 5/1/22	100,000	109,194
6.50% 5/1/42	105,000	118,541
•7.00% 3/15/37	35,000	34,956
MetLife
3.048% 12/15/22	100,000	102,226
6.40% 12/15/36	120,000	128,906
6.817% 8/15/18	95,000	119,822
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	100,000	108,970
Montpelier Re Holdings 4.70% 10/15/22	90,000	92,258
Prudential Financial
3.875% 1/14/15	25,000	26,464
4.50% 11/15/20	35,000	39,145
4.50% 11/16/21	45,000	50,703
•5.625% 6/15/43	50,000	52,065
•5.875% 9/15/42	70,000	73,763
6.00% 12/1/17	50,000	60,059
•XL Group 6.50% 12/29/49	70,000	65,800
		1,588,600
Media – 1.49%
#CC Holdings GS V 144A 3.849% 4/15/23	35,000	35,681
CCO Holdings
5.25% 9/30/22	40,000	40,700
7.00% 1/15/19	25,000	27,094
7.375% 6/1/20	15,000	16,725
Clear Channel Communications 9.00% 3/1/21	35,000	31,413
Clear Channel Worldwide Holdings 7.625% 3/15/20	75,000	75,888
Comcast 4.65% 7/15/42	145,000	153,465
#COX Communications 144A 3.25% 12/15/22	285,000	294,532
DIRECTV Holdings
3.80% 3/15/22	65,000	67,188
5.15% 3/15/42	115,000	116,755
DISH DBS
5.875% 7/15/22	70,000	75,600
7.875% 9/1/19	40,000	47,600
Disney (Walt) 2.35% 12/1/22	315,000	318,593
Interpublic Group
2.25% 11/15/17	55,000	54,271
3.75% 2/15/23	85,000	85,405
4.00% 3/15/22	140,000	145,225
Nielsen Finance 11.625% 2/1/14	4,000	4,460
#Sinclair Television Group 144A 9.25% 11/1/17	33,000	36,465
#Sirius XM Radio 144A 8.75% 4/1/15	65,000	73,938
Time Warner Cable
5.85% 5/1/17	20,000	23,649
8.25% 4/1/19	105,000	139,907
#Univision Communications 144A 6.875% 5/15/19	65,000	67,925
#UPCB Finance III 144A 6.625% 7/1/20	150,000	161,438
#Viacom 144A 4.375% 3/15/43	130,000	128,413
		2,222,330
Real Estate – 1.28%
Alexandria Real Estate Equities 4.60% 4/1/22	130,000	139,798
American Tower 5.90% 11/1/21	250,000	298,969
Brandywine Operating Partnership 4.95% 4/15/18	100,000	109,504
BRE Properties 3.375% 1/15/23	100,000	99,192
Developers Diversified Realty
4.625% 7/15/22	35,000	38,270
4.75% 4/15/18	55,000	61,027
7.50% 4/1/17	35,000	42,021
7.875% 9/1/20	108,000	138,657
9.625% 3/15/16	33,000	40,540
Digital Realty Trust 5.25% 3/15/21	235,000	260,529
Mack-Cali Realty
2.50% 12/15/17	30,000	30,356
4.50% 4/18/22	90,000	96,165
National Retail Properties
3.80% 10/15/22	15,000	15,262
=3.95% 9/15/26	23,000	30,185
Regency Centers 4.80% 4/15/21	90,000	99,704
UDR 4.625% 1/10/22	200,000	220,346
#WEA Finance 144A
3.375% 10/3/22	70,000	72,089
4.625% 5/10/21	100,000	112,168
		1,904,782
Services – 0.67%
Ameristar Casinos 7.50% 4/15/21	65,000	70,769
#Equinox Holdings 144A 9.50% 2/1/16	9,000	9,505
FTI Consulting 6.75% 10/1/20	5,000	5,363

Geo Group 6.625% 2/15/21	40,000	44,600
#H&E Equipment Services 144A 7.00% 9/1/22	60,000	64,200
Iron Mountain 7.75% 10/1/19	15,000	16,988
#Korea Expressway 144A 1.875% 10/22/17	200,000	198,759
M/I Homes 8.625% 11/15/18	50,000	55,250
PHH
7.375% 9/1/19	40,000	44,600
9.25% 3/1/16	95,000	111,387
Pinnacle Entertainment 8.75% 5/15/20	35,000	37,975
Royal Caribbean Cruises 7.00% 6/15/13	17,000	17,510
RSC Equipment Rental 10.25% 11/15/19	42,000	48,930
Ryland Group 8.40% 5/15/17	33,000	39,518
Standard Pacific 10.75% 9/15/16	42,000	52,395
#United Air Lines 144A 12.00% 11/1/13	52,000	52,520
Western Union
2.875% 12/10/17	45,000	44,639
3.65% 8/22/18	65,000	66,526
Wynn Las Vegas 7.75% 8/15/20	15,000	17,175
		998,609
Technology – 1.70%
Amazon.com 2.50% 11/29/22	415,000	409,924
Amkor Technology 7.375% 5/1/18	35,000	36,400
Autodesk 1.95% 12/15/17	65,000	64,753
Avaya
#144A 7.00% 4/1/19	40,000	37,600
9.75% 11/1/15	65,000	58,175
PIK 10.125% 11/1/15	10,000	9,000
Baidu 3.50% 11/28/22	200,000	201,561
CDW 12.535% 10/12/17	36,000	38,655
eBay 4.00% 7/15/42	245,000	239,632
First Data
9.875% 9/24/15	30,000	30,750
11.25% 3/31/16	70,000	68,950
Fiserv 3.50% 10/1/22	80,000	81,615
GXS Worldwide 9.75% 6/15/15	114,000	119,273
Intel 2.70% 12/15/22	100,000	100,077
Jabil Circuit 7.75% 7/15/16	9,000	10,620
Microsoft 2.125% 11/15/22	95,000	94,278
National Semiconductor 6.60% 6/15/17	185,000	228,696
NetApp
2.00% 12/15/17	60,000	59,856
3.25% 12/15/22	70,000	69,055
Oracle
2.50% 10/15/22	170,000	171,902
5.75% 4/15/18	10,000	12,184
#Seagate Technology International 144A 10.00% 5/1/14	88,000	95,150
Symantec 4.20% 9/15/20	85,000	89,446
#Tencent Holdings 144A 3.375% 3/5/18	200,000	206,815
		2,534,367
Telecommunications – 2.53%
America Movil SAB de CV 3.125% 7/16/22	200,000	203,789
AT&T 2.625% 12/1/22	120,000	120,459
#Brasil Telecom 144A 5.75% 2/10/22	200,000	208,999
CenturyLink 5.80% 3/15/22	165,000	174,738
#Clearwire Communications 144A 12.00% 12/1/15	71,000	76,420
Cricket Communications 7.75% 10/15/20	80,000	82,000
#Crown Castle Towers 144A 4.883% 8/15/20	370,000	418,167
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	150,000	153,976
3.125% 4/11/16	150,000	158,785
#Digicel 144A 8.25% 9/1/17	110,000	118,800
Frontier Communications 6.25% 1/15/13	4,000	4,008
Intelsat Bermuda
11.25% 2/4/17	55,000	58,369
PIK 11.50% 2/4/17	959	1,023
Intelsat Jackson Holdings 7.25% 10/15/20	60,000	65,475
Level 3 Communications 11.875% 2/1/19	35,000	40,513
Level 3 Financing 10.00% 2/1/18	48,000	53,760
MetroPCS Wireless 6.625% 11/15/20	30,000	31,988
PAETEC Holding 8.875% 6/30/17	28,000	30,170
Qwest 6.75% 12/1/21	75,000	88,049
Sprint Capital 8.75% 3/15/32	40,000	49,100
Sprint Nextel
6.00% 12/1/16	30,000	32,775
8.375% 8/15/17	35,000	40,863
9.125% 3/1/17	65,000	76,863
#Telefonica Chile 144A 3.875% 10/12/22	200,000	200,652
Telefonica Emisiones 6.421% 6/20/16	155,000	171,895

Telesat Canada
12.50% 11/1/17	19,000	20,924
#144A 6.00% 5/15/17	50,000	52,750
#Vimpel Communications 144A 7.748% 2/2/21	200,000	231,499
Virgin Media Secured Finance 6.50% 1/15/18	400,000	432,499
#Vivendi 144A
3.45% 1/12/18	185,000	191,263
6.625% 4/4/18	100,000	117,697
West 7.875% 1/15/19	25,000	26,000
Windstream
7.875% 11/1/17	10,000	11,300
8.125% 8/1/13	19,000	19,808
		3,765,376
Transportation – 0.48%
Air Medical Group Holdings 9.25% 11/1/18	55,000	61,050
#Brambles USA 144A 3.95% 4/1/15	160,000	166,897
#ERAC USA Finance 144A
3.30% 10/15/22	95,000	96,383
5.25% 10/1/20	160,000	183,266
#Penske Truck Leasing 144A 3.75% 5/11/17	200,000	209,485
		717,081
Utilities – 3.15%
AES 8.00% 6/1/20	31,000	35,805
Ameren Illinois 9.75% 11/15/18	200,000	278,112
American Electric Power 1.65% 12/15/17	230,000	231,079
#American Transmission Systems 144A 5.25% 1/15/22	155,000	178,821
#APT Pipelines 144A 3.875% 10/11/22	70,000	69,850
#Calpine 144A 7.875% 7/31/20	36,000	40,590
CenterPoint Energy 5.95% 2/1/17	105,000	122,097
CMS Energy
4.25% 9/30/15	215,000	229,203
6.25% 2/1/20	80,000	93,833
ComEd Financing III 6.35% 3/15/33	90,000	94,050
#Eskom Holdings 144A 5.75% 1/26/21	200,000	227,750
#GDF Suez 144A 2.875% 10/10/22	100,000	99,189
GenOn Energy 9.875% 10/15/20	50,000	58,000
Great Plains Energy 5.292% 6/15/22	320,000	360,282
•Integrys Energy Group 6.11% 12/1/66	140,000	146,952
Ipalco Enterprises 5.00% 5/1/18	55,000	57,888
Jersey Central Power & Light 5.625% 5/1/16	35,000	39,741
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	220,000	216,968
LG&E & KU Energy
3.75% 11/15/20	110,000	116,365
4.375% 10/1/21	130,000	142,908
#Narragansett Electric 144A 4.17% 12/10/42	65,000	64,679
•NextEra Energy Capital Holdings
6.35% 10/1/66	170,000	181,626
6.65% 6/15/67	5,000	5,355
#Niagara Mohawk Power 144A 2.721% 11/28/22	120,000	119,585
NRG Energy
7.625% 1/15/18	15,000	16,725
7.875% 5/15/21	45,000	50,175
Pennsylvania Electric 5.20% 4/1/20	115,000	132,808
PPL Capital Funding
4.20% 6/15/22	35,000	37,713
•6.70% 3/30/67	75,000	79,386
Public Service Company of Oklahoma 5.15% 12/1/19	330,000	385,843
Puget Energy 6.00% 9/1/21	45,000	49,709
•Puget Sound Energy 6.974% 6/1/67	176,000	187,660
SCANA 4.125% 2/1/22	100,000	105,053
Sempra Energy 2.875% 10/1/22	160,000	160,727
•Wisconsin Energy 6.25% 5/15/67	200,000	215,456
Wisconsin Power & Light 2.25% 11/15/22	65,000	64,085
		4,696,068
Total Corporate Bonds (cost $42,145,975)		44,783,477

Non-Agency Asset-Backed Securities – 0.78%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16	100,000	100,653
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	102,520
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	150,000	182,405
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	200,000	208,622
GE Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	101,006
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19	100,000	102,984
#Master Credit Card Trust Series 2012-2A A 144A 0.788% 4/21/17	100,000	100,213
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	42,863	48,040
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.639% 10/15/15	70,000	70,973
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	100,000	99,505
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	50,000	50,552
Total Non-Agency Asset-Backed Securities (cost $1,139,238)		1,167,473

Non-Agency Collateralized Mortgage Obligations – 0.10%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		3,968	4,161
Series 2005-6 7A1 5.50% 7/25/20		2,639	2,747
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	87,750
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		6,702	6,972
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		30,992	31,102
•Series 2006-AR5 2A1 2.615% 4/25/36		17,487	15,769
Total Non-Agency Collateralized Mortgage Obligations (cost $99,524)			148,501

ΔRegional Bonds – 1.27%
Australia – 0.91%
New South Wales Treasury
6.00% 4/1/19	AUD	292,000	345,622
6.00% 3/1/22	AUD	175,000	210,217
Queensland Treasury 6.25% 6/14/19	AUD	402,000	481,940
Treasury Corporation of Victoria 6.00% 10/17/22	AUD	257,000	311,225
			1,349,004
Canada – 0.36%
Province of British Columbia 2.00% 10/23/22	USD	180,000	177,770
Province of Manitoba Canada 2.10% 9/6/22		200,000	199,290
Province of Ontario 3.15% 6/2/22	CAD	63,000	65,668
Province of Quebec 4.25% 12/1/21	CAD	86,000	96,877
			539,605
Total Regional Bonds (cost $1,834,835)			1,888,609

«Senior Secured Loans – 4.03%
Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	35,175
Bausch & Lomb Tranche B 4.75% 4/17/19		89,550	90,454
BJ's Wholesale Club 6.50% 9/29/18		75,000	76,094
BNY ConvergEx Group
7.50% 12/16/17		45,787	43,412
(EZE Castle Software) 8.75% 11/29/17		19,213	18,216
Brock Holdings III 10.00% 2/15/18		30,000	30,225
Burlington Coat Factory 5.75% 5/1/17		259,676	262,273
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		323,000	289,200
Chrysler Group 6.00% 5/24/17		262,831	268,782
Clear Channel Communications Tranche A 3.40% 7/30/14		291,949	284,484
Compass Investors 5.25% 12/14/19		90,000	89,925
DaVita Tranche B 4.50% 10/20/16		69,468	70,058
Delos Aircraft 4.75% 3/17/16		290,000	292,900
Delta Air Lines Tranche B 5.50% 4/20/17		78,973	79,886
Emdeon Tranche B 5.00% 11/2/18		79,202	80,084
First Data 5.00% 3/24/17		389,556	383,589
²@GenCorp 9.00% 7/22/13		80,000	80,000
Getty Images 4.75% 9/19/19		95,000	95,249
Gray Television 4.75% 10/11/19		90,000	90,769
Houghton International
1st Lien 5.25% 11/20/19		355,000	358,661
2nd Lien 9.50% 11/20/20		225,000	223,031
IASIS Healthcare Tranche B 5.00% 5/3/18		89,318	89,709
Immucor 5.75% 8/9/19		297,579	301,913
Infor US 4.00% 4/5/18		283,577	286,690
Intelsat Jackson Holdings 4.50% 4/2/18		109,722	110,842
Level 3 Financing 4.75% 8/1/19		125,000	125,899
Multiplan 4.75% 8/26/17		37,352	37,679
Nuveen Investments
5.50% 5/13/17		111,190	111,868
8.25% 3/1/19		155,000	158,391
OSI Restaurant Partners 3.50% 10/5/19		235,000	237,707
PQ 5.25% 5/1/17		65,000	65,456
Protection One 5.75% 3/31/19		79,390	80,532
Remy International Tranche B 6.25% 12/16/16		62,179	62,749
Samson Investment 6.00% 9/10/18		165,000	166,994
Sensus USA 2nd Lien 8.50% 4/13/18		85,000	85,425
Smart & Final 5.75% 11/8/19		46,000	46,072
Toys R US Tranche B 6.00% 9/1/16		93,691	90,919
Truven Health Analytics 5.75% 5/23/19		20,000	20,050
Univision Communications 4.25% 3/31/17		186,513	183,803
Visant 5.25% 12/22/16		64,917	59,156
Warner Chilcott 4.25% 3/15/18		67,192	67,900
WC Luxco 4.25% 3/15/18		24,575	24,833
WideOpenWest Finance 6.25% 7/17/18		270,000	273,483
Zayo Group 5.25% 7/2/19		69,825	70,785
Total Senior Secured Loans (cost $5,891,381)			6,001,322

ΔSovereign Bonds – 3.59%
Brazil – 0.15%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	429,000	220,666
			220,666
Colombia – 0.24%
Colombia Government International
4.375% 3/21/23	COP	381,000,000	215,857
6.125% 1/18/41	USD	100,000	137,800
			353,657
Finland – 0.09%
Finland Government 4.00% 7/4/25	EUR	84,000	138,420
			138,420
Indonesia – 0.46%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	3,188,000,000	375,935
7.00% 5/15/27	IDR	1,626,000,000	187,005
11.00% 11/15/20	IDR	901,000,000	129,000
			691,940
Malaysia – 0.04%
Malaysia Government 4.262% 9/15/16	MYR	159,000	54,057
			54,057
Mexico – 0.40%
Mexican Bonos
6.00% 6/18/15	MXN	2,166,000	173,595
6.50% 6/10/21	MXN	708,000	59,828
6.50% 6/9/22	MXN	727,000	61,503
8.00% 12/17/15	MXN	2,552,100	215,359
Mexico Government International 4.75% 3/8/44	USD	70,000	79,275
			589,560
Panama – 0.10%
Republic of Panama
6.70% 1/26/36		35,000	49,875
8.875% 9/30/27		57,000	93,053
			142,928
Peru – 0.21%
Republic of Peru
5.625% 11/18/50		40,000	52,060
7.125% 3/30/19		197,000	258,858
			310,918
Philippines – 0.03%
Republic of Philippines 9.50% 10/21/24		25,000	40,375
			40,375
Poland – 0.31%
Poland Government
4.00% 10/25/23	PLN	148,000	49,037
5.75% 10/25/21	PLN	1,098,000	412,861
			461,898
Republic of Korea – 0.06%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	88,417,465	95,891
			95,891
South Africa – 0.71%
South Africa Government
7.00% 2/28/31	ZAR	916,000	100,583
7.25% 1/15/20	ZAR	2,317,000	289,349
8.00% 12/21/18	ZAR	1,044,000	135,727
10.50% 12/21/26	ZAR	3,483,000	528,595
			1,054,254
Sweden – 0.13%
#Kommuninvest I Sverige 144A 1.00% 10/24/17	USD	200,000	200,034
			200,034
Turkey – 0.31%
Turkey Government
4.50% 2/11/15	TRY	86,870	52,897
9.00% 3/5/14	TRY	309,000	179,918
10.50% 1/15/20	TRY	339,000	233,172
			465,987
United Kingdom – 0.26%
United Kingdom Gilt
4.00% 3/7/22	GBP	147,649	287,961
4.50% 3/7/19	GBP	54,000	105,618
			393,579
Uruguay – 0.09%
Republic of Uruguay 8.00% 11/18/22	USD	87,000	126,759
			126,759
Total Sovereign Bonds (cost $5,071,554)			5,340,923

Supranational Banks – 0.20%
Andina de Fomento 4.375% 6/15/22		90,000	97,899

International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	720,000	134,299
3.625% 6/22/20	NOK	350,000	67,349
Total Supranational Banks (cost $282,262)			299,547

U.S. Treasury Obligations – 4.17%
U.S. Treasury Bond 2.75% 8/15/42	USD	1,295,000	1,250,686
U.S. Treasury Notes
0.625% 11/30/17		770,000	767,534
0.75% 12/31/17		185,000	185,332
∞1.625% 11/15/22		4,050,000	4,006,337
Total U.S. Treasury Obligations (cost $6,274,181)			6,209,889

		Number of
		Shares
Preferred Stock – 0.37%
Alabama Power 5.625%		2,475	62,618
BB&T 5.85%		2,200	57,156
•U.S. Bancorp 3.50%		400	351,200
Wells Fargo 5.20%		3,400	85,612
Total Preferred Stock (cost $482,266)			556,586

Warrant – 0.01%
†Kinder Morgan		4,640	17,539
Total Warrant (cost $8,310)			17,539

		Principal
		Amount[o]
Short-Term Investments – 12.40%
≠Discount Notes – 5.12%
Federal Home Loan Bank
0.075% 1/4/13		677,535	677,534
0.10% 1/18/13		475,670	475,668
0.10% 1/23/13		2,064,192	2,064,180
0.12% 4/2/13		1,226,006	1,225,822
0.125% 3/6/13		1,645,408	1,645,293
0.13% 2/6/13		1,251,763	1,251,726
0.135% 2/15/13		275,388	275,378
			7,615,601
Repurchase Agreement – 1.51%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $1,513,813
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $1,544,079)		1,513,803	1,513,803

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $732,102
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $746,738)		732,096	732,096
			2,245,899
≠U.S. Treasury Obligations – 5.77%
U.S. Treasury Bills
0.04% 1/17/13		1,320,562	1,320,553
0.04% 3/21/13		1,764,826	1,764,702
0.04% 3/28/13		1,009,202	1,009,124
0.105% 5/23/13		1,125,000	1,124,559
0.105% 5/30/13		1,125,000	1,124,538
0.12% 6/6/13		1,125,000	1,124,516
0.125% 6/13/13		1,125,000	1,124,481
			8,592,473
Total Short-Term Investments (cost $18,452,899)			18,453,973

Total Value of Securities – 108.77%
(cost $147,755,280)			161,904,204
Liabilities Net of Receivables and Other Assets – (8.77%)			(13,055,392	)«
Net Assets Applicable to 14,568,058 Shares Outstanding – 100.00%			$148,848,812

†Non income producing security.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $656,242, which represented 0.44% of the Fund’s net assets. See Note 6 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $167,225, which represented 0.11% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $14,282,245, which represented 9.60% of the Fund’s net assets. See Note 6 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.

tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $490,499 with a cost of $490,658.
²All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	647,412	USD	(652,784)	2/1/13	$(1,426)
BAML	COP	197,021,000	USD	(109,468)	2/1/13	1,757
BAML	EUR	(890,171)	USD	1,152,042	2/1/13	(22,969)
BAML	JPY	(70,855,418)	USD	858,109	2/1/13	41,112
BAML	KRW	(36,884,900)	USD	34,102	2/1/13	(500)
BAML	NOK	(101,146)	USD	17,800	2/1/13	(370)
BAML	NZD	(80,329)	USD	66,932	2/1/13	529
BAML	TRY	409,929	USD	(227,662)	2/1/13	1,344
BAML	ZAR	(263,634)	USD	30,598	2/1/13	(442)
BAML	ZAR	263,634	USD	(30,656)	2/1/13	384
BCLY	AUD	436,489	USD	(457,247)	2/1/13	(4,729)
BCLY	RUB	5,914,795	USD	(190,665)	2/1/13	1,762
CITI	GBP	(37,636)	USD	60,556	2/1/13	(595)
CITI	JPY	8,029,728	USD	(97,671)	2/1/13	(5,084)
CITI	RUB	4,456,200	USD	(143,828)	2/1/13	1,146
CITI	TRY	409,929	USD	(227,479)	2/1/13	1,527
CSFB	IDR	2,118,066,320	USD	(216,970)	2/1/13	1,933
GSC	BRL	864,186	USD	(412,401)	2/1/13	7,595
GSC	GBP	(88,268)	USD	141,966	2/1/13	(1,451)
GSC	NOK	(276,800)	USD	48,673	2/1/13	(1,051)
HSBC	EUR	(85,816)	USD	111,099	2/1/13	(2,178)
HSBC	GBP	13,109	USD	(21,090)	2/1/13	210
HSBC	JPY	26,073,411	USD	(316,237)	2/1/13	(15,598)
HSBC	MXN	(1,299,170)	USD	101,136	2/1/13	338
HSBC	TRY	127,120	USD	(70,583)	2/1/13	432
JPMC	BRL	461,500	USD	(219,710)	2/1/13	4,580
JPMC	EUR	(661,317)	USD	857,090	2/1/13	(15,837)
JPMC	GBP	(203,567)	USD	327,133	2/1/13	(3,623)
JPMC	JPY	20,594,447	USD	(246,000)	2/1/13	(8,536)
JPMC	NOK	3,441,318	USD	(616,876)	2/1/13	1,328
JPMC	SEK	2,013,312	USD	(306,000)	2/1/13	3,452
MNB	AUD	(1,108)	USD	1,146	1/2/13	(5)
MNB	CAD	(5,938)	USD	5,964	1/2/13	(13)
MNB	CHF	(4,185)	USD	4,572	1/3/13	0
MNB	DKK	(8,214)	USD	1,454	1/3/13	1
MNB	EUR	(5,381)	USD	7,148	1/2/13	47
MNB	GBP	(10,648)	USD	17,114	1/2/13	(188)
MNB	HKD	(19,968)	USD	2,576	1/2/13	0
MNB	JPY	(761,539)	USD	8,842	1/7/13	63
MNB	JPY	280,696	USD	(3,265)	1/8/13	(29)
MNB	KRW	(964,625)	USD	900	1/2/13	(6)
MNB	NOK	(9,693)	USD	1,735	1/3/13	(8)
MNB	SEK	(16,107)	USD	2,471	1/3/13	(7)
MSC	BRL	453,437	USD	(216,391)	2/1/13	3,980
MSC	GBP	(71,866)	USD	115,583	2/1/13	(1,185)
MSC	JPY	34,302,037	USD	(417,031)	2/1/13	(21,511)
TD	JPY	(30,556,614)	USD	363,000	2/1/13	10,667
TD	RUB	7,095,500	USD	(230,000)	2/1/13	839
						$(22,315)

Futures Contracts

					Unrealized
		Notional			Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(7)	Euro-O.A.T.	$(1,243,020)	$(1,257,737)	3/12/13	$(14,717)
10	Long Gilt	1,913,936	1,932,391	3/29/13	18,455
(21)	U.S. Long Bond	(3,065,064)	(3,097,500)	3/29/13	(32,436)
(13)	U.S. Treasury 10 yr Notes	(1,717,319)	(1,726,156)	3/29/13	(8,837)
		$(4,111,467)			$(37,535)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CSFB – Credit Suisse Bank
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
O.A.T – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SDR – Special Drawing Rights
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Securities
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009–September 30, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 28, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$148,301,244
Aggregate unrealized appreciation	$16,074,116
Aggregate unrealized depreciation	(2,471,156)
Net unrealized appreciation	$13,602,960

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$18,299,606	$70,973	$18,370,579
Common Stock	38,109,908	19,625,695	-	57,735,603
Convertible Preferred Stock	119,885	209,874	-	329,759
Corporate Debt	-	52,591,012	110,185	52,701,197
Foreign Debt	-	7,529,079	-	7,529,079
U.S. Treasury Obligations	-	6,209,889	-	6,209,889
Short-Term Investments	-	18,453,973	-	18,453,973
Other	574,125	-	-	574,125
Total	$38,803,918	$122,919,128	$181,158	$161,904,204

Foreign Currency Exchange
Contracts	$-	$(22,315)	$-	$(22,315)
Futures Contracts	(37,535)	-	-	(37,535)

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of December 31, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$80,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. There were no swap contracts outstanding at December 31, 2012.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended December 31, the Fund had no securities out on loan.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Funds’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.18%
U.S. Markets – 53.35%
Consumer Discretionary – 5.44%
†AFC Enterprises	56	$1,463
†BorgWarner	12	859
*†Buffalo Wild Wings	11	801
CEC Entertainment	23	763
*Cheesecake Factory	25	818
Cinemark Holdings	61	1,585
Comcast Class A	237	8,859
Comcast Special Class	125	4,494
Cooper Tire & Rubber	47	1,192
DSW Class A	22	1,445
†Express	47	709
Ford Motor	259	3,354
†G-III Apparel Group	28	958
†Iconix Brand Group	61	1,362
†Jack in the Box	41	1,173
Jarden	52	2,688
Jones Group	27	299
*†Jos. A Bank Clothiers	27	1,150
†Liberty Interactive Class A	530	10,431
Lowe's	314	11,154
Macy's	66	2,575
†Madden (Steven)	30	1,268
McDonald's	43	3,793
National CineMedia	48	678
NIKE Class B	126	6,502
Nordstrom	45	2,408
*†OpenTable	15	732
Perry Ellis International	47	935
†priceline.com	16	9,939
*Regal Entertainment Group Class A	48	670
†Sally Beauty Holdings	119	2,805
†SHFL Entertainment	78	1,131
*Staples	407	4,640
Starbucks	50	2,681
Target	44	2,603
†Tenneco	33	1,159
Viacom Class B	23	1,213
		101,289
Consumer Staples – 4.76%
Archer-Daniels-Midland	448	12,271
Avon Products	637	9,147
Casey's General Stores	25	1,328
Coca-Cola	56	2,030
CVS Caremark	256	12,377
General Mills	66	2,667
J&J Snack Foods	20	1,279
Kimberly-Clark	33	2,786
Kraft Foods Group	191	8,685
Mondelez International	208	5,298
PepsiCo	60	4,106
†Prestige Brands Holdings	41	821
Procter & Gamble	84	5,703
*Safeway	522	9,443
†Susser Holdings	32	1,104
Walgreen	256	9,475
		88,520
Energy – 5.56%
Berry Petroleum Class A	21	705
†Bonanza Creek Energy	33	917
Bristow Group	24	1,288
*†C&J Energy Services	33	708
†Carrizo Oil & Gas	39	816
Chevron	134	14,490

ConocoPhillips	147	8,525
†Diamondback Energy	13	249
EOG Resources	142	17,151
Exxon Mobil	55	4,760
Halliburton	269	9,332
Hess	29	1,536
†Key Energy Services	95	660
Kinder Morgan	358	12,648
*Lufkin Industries	16	930
Marathon Oil	315	9,658
National Oilwell Varco	18	1,230
Occidental Petroleum	137	10,496
†Pioneer Energy Services	107	777
†RigNet	43	878
†Rosetta Resources	24	1,089
Schlumberger	59	4,088
†Swift Energy	36	554
		103,485
Financials – 9.13%
AFLAC	51	2,709
Allstate	214	8,596
Alterra Capital Holdings	25	705
American Campus Communities	9	415
American Equity Investment Life Holding	91	1,111
American Tower	8	618
Ameriprise Financial	35	2,192
†AMERISAFE	21	572
Apartment Investment & Management	30	812
AvalonBay Communities	17	2,305
Bank of New York Mellon	377	9,690
BBCN Bancorp	59	683
BlackRock	17	3,514
Boston Properties	24	2,539
BRE Properties	13	661
Camden Property Trust	21	1,432
†Capital Bank Financial	43	734
Capital One Financial	43	2,491
Cardinal Financial	69	1,123
CBL & Associates Properties	23	488
City Holding	26	906
CME Group	105	5,325
Colonial Properties Trust	25	534
Corporate Office Properties Trust	29	724
*DCT Industrial Trust	216	1,402
DDR	30	470
*Digital Realty Trust	13	883
Dime Community Bancshares	60	833
Duke Realty	44	610
DuPont Fabros Technology	53	1,280
EastGroup Properties	27	1,453
Education Realty Trust	35	372
EPR Properties	23	1,061
Equity Lifestyle Properties	7	471
Equity Residential	42	2,380
Essex Property Trust	5	733
Extra Space Storage	16	582
Federal Realty Investment Trust	6	624
†First Industrial Realty Trust	39	549
Flushing Financial	58	890
General Growth Properties	66	1,310
HCP	39	1,762
Health Care REIT	25	1,532
Healthcare Realty Trust	33	792
Home Bancshares	23	759
Host Hotels & Resorts	229	3,588
Independent Bank	29	840
†IntercontinentalExchange	77	9,533
JPMorgan Chase	126	5,540
Kilroy Realty	14	663
Kimco Realty	61	1,179
LaSalle Hotel Properties	44	1,117
Lexington Realty Trust	57	596
Liberty Property Trust	23	823
Macerich	19	1,108
Marsh & McLennan	248	8,549
National Retail Properties	51	1,591
Park National	16	1,034
Parkway Properties	19	266

†Piper Jaffray	29	932
Primerica	31	930
ProAssurance	10	422
Progressive	433	9,136
ProLogis	63	2,299
Prosperity Bancshares	23	966
Prudential Financial	43	2,293
PS Business Parks	8	520
Public Storage	15	2,174
Ramco-Gershenson Properties Trust	96	1,278
Rayonier	8	415
Regency Centers	16	754
RLJ Lodging Trust	14	271
Senior Housing Properties Trust	16	378
Simon Property Group	43	6,798
SL Green Realty	16	1,226
Sovran Self Storage	17	1,056
State Street	49	2,303
†Strategic Hotels & Resorts	64	410
Summit Hotel Properties	26	247
†Sunstone Hotel Investors	28	300
Susquehanna Bancshares	94	985
Tanger Factory Outlet Centers	19	650
Taubman Centers	6	472
†Texas Capital Bancshares	14	627
Travelers	168	12,067
Trustmark	30	674
Ventas	28	1,812
Vornado Realty Trust	16	1,281
†WageWorks	23	409
†Walter Investment Management	26	1,119
Webster Financial	46	945
Wells Fargo	152	5,195
†Western Alliance Bancorp	45	474
		169,872
Healthcare – 6.62%
Abbott Laboratories	51	3,341
†Acorda Therapeutics	35	870
Air Methods	36	1,328
*†Align Technology	42	1,166
†Alkermes	70	1,296
Allergan	133	12,200
Baxter International	129	8,599
Cardinal Health	212	8,730
†Celgene	106	8,344
†Cepheid	14	473
Conmed	35	978
CryoLife	82	511
†Express Scripts	61	3,294
†Gilead Sciences	52	3,819
*†Greenway Medical Technologies	24	369
†Haemonetics	32	1,307
*†Incyte	43	714
*†InterMune	60	581
Johnson & Johnson	128	8,973
Merck	342	14,001
†Merit Medical Systems	75	1,043
Perrigo	51	5,306
Pfizer	600	15,047
Quest Diagnostics	139	8,100
†Quidel	58	1,083
*Spectrum Pharmaceuticals	87	974
Thermo Fisher Scientific	51	3,253
UnitedHealth Group	74	4,014
†Vertex Pharmaceuticals	33	1,384
†WellCare Health Plans	18	876
West Pharmaceutical Services	22	1,205
		123,179
Industrials – 4.78%
AAON	47	981
Acuity Brands	29	1,964
Applied Industrial Technologies	35	1,470
Barnes Group	42	943
Caterpillar	59	5,285
†Chart Industries	16	1,067
†Columbus McKinnon	44	727
†Cross Country Healthcare	86	413
Cummins	12	1,300

Deere	30	2,593
Eaton	27	1,463
ESCO Technologies	24	898
†Esterline Technologies	20	1,272
FedEx	18	1,651
Fluor	24	1,410
†FTI Consulting	25	825
General Electric	190	3,988
†Genesee & Wyoming	12	913
Granite Construction	23	773
Honeywell International	53	3,364
Hunt (J.B.) Transport Services	26	1,552
†Kadant	39	1,034
*†KEYW Holding	66	838
Kforce	71	1,017
Lockheed Martin	21	1,938
Manpower	25	1,061
McGrath RentCorp	23	667
†MYR Group	44	979
Northrop Grumman	122	8,245
Raytheon	149	8,576
Republic Services	43	1,261
*Rockwell Collins	14	814
†RPX	35	316
†Tetra Tech	31	820
*†Titan Machinery	34	840
Towers Watson Class A	32	1,799
Triumph Group	37	2,416
Union Pacific	25	3,143
United Stationers	40	1,240
United Technologies	53	4,347
URS	40	1,570
US Ecology	47	1,106
Waste Management	272	9,178
*†XPO Logistics	56	973
		89,030
Information Technology – 12.84%
Accenture Class A	38	2,527
†Adobe Systems	291	10,965
*†Amkor Technology	133	565
Anixter International	16	1,024
Apple	56	29,849
†Applied Micro Circuits	120	1,008
Avago Technologies	63	1,995
†BMC Software	267	10,589
†Brightcove	71	642
†Cirrus Logic	22	637
Cisco Systems	560	11,004
†Citrix Systems	24	1,578
†Cognizant Technology Solutions Class A	30	2,222
†comScore	33	455
†EMC	149	3,770
†EPAM Systems	27	489
*†ExactTarget	35	700
†ExlService Holdings	19	504
†FARO Technologies	30	1,070
†Fortinet	65	1,370
†Google Class A	19	13,477
Intel	562	11,594
International Business Machines	14	2,682
†InterXion Holding	36	855
Intuit	182	10,829
*j2 Global	39	1,193
†Liquidity Services	18	735
†LogMeln	40	896
MasterCard Class A	28	13,755
Microsoft	185	4,945
Motorola Solutions	171	9,521
*†NETGEAR	25	986
†Nuance Communications	50	1,116
Plantronics	24	885
†Polycom	278	2,908
†Proofpoint	34	419
QUALCOMM	297	18,419
†Rofin-Sinar Technologies	33	715
†Semtech	44	1,274
*†Shutterfly	26	777
†SS&C Technologies Holdings	33	763

*†Synaptics	32	959
Syntel	12	643
*†TeleTech Holdings	54	961
†Teradata	111	6,870
Texas Instruments	64	1,980
†Trulia	7	114
†ValueClick	50	971
†VeriFone Systems	115	3,413
†VeriSign	178	6,910
*†ViaSat	18	700
Visa Class A	100	15,157
†Vocus	49	852
Xerox	1,353	9,227
†Yahoo	424	8,438
		238,902
Materials – 1.42%
Allegheny Technologies	54	1,639
Boise	98	779
Buckeye Technologies	31	890
Celanese Class A	48	2,137
†Coeur d'Alene Mines	32	787
*duPont (E.I.) deNemours	253	11,378
Eastman Chemical	29	1,973
Innophos Holdings	18	837
International Paper	65	2,590
Kaiser Aluminum	11	679
Koppers Holdings	21	801
Materion	31	799
*US Silica Holdings	64	1,071
		26,360
Telecommunication Services – 2.04%
AT&T	405	13,653
Atlantic Tele-Network	16	587
†Crown Castle International	206	14,865
*NTELOS Holdings	37	485
Verizon Communications	192	8,308
		37,898
Utilities – 0.95%
Cleco	27	1,080
Edison International	221	9,987
MDU Resources Group	75	1,593
NorthWestern	21	729
OGE Energy	34	1,915
Sempra Energy	24	1,703
*UIL Holdings	19	680
		17,687
Total U.S. Markets (cost $783,412)		996,222

§Developed Markets – 29.24%
Consumer Discretionary – 5.02%
Adidas	24	2,141
Aeon	100	1,141
Bayerische Motoren Werke	88	8,561
British Sky Broadcasting Group	130	1,640
Cie Financiere Richemont Class A	18	1,412
Crown	106	1,186
Don Quijote	200	7,347
Hennes & Mauritz Class B	66	2,288
Jupiter Telecommunications	1	1,244
LVMH Moet Hennessy Louis Vuitton	9	1,661
Nitori Holdings	83	6,073
Pirelli & C	105	1,209
PPR	44	8,261
Publicis Groupe	110	6,616
Sky City Entertainment Group	395	1,243
Sumitomo Rubber Industries	422	5,096
Suzuki Motor	100	2,613
Techtronic Industries	2,000	3,786
Toyota Motor	400	18,655
*Yamada Denki	28	1,081
Yue Yuen Industrial Holdings	3,000	10,148
		93,402
Consumer Staples – 4.31%
Anheuser-Busch InBev	37	3,221
†Aryzta	259	13,314
Asahi Group Holdings	100	2,126
British American Tobacco	75	3,814
Carlsberg Class B	71	6,993

Coca-Cola Amatil	379	5,331
Danone	20	1,317
Diageo	110	3,205
Greggs	642	4,791
Imperial Tobacco Group	34	1,319
Kerry Group Class A	27	1,426
Koninklijke Ahold	115	1,542
L'Oreal	15	2,087
Nestle	127	8,278
Reckitt Benckiser Group	42	2,667
SABMiller	30	1,393
Tate & Lyle	110	1,361
Tesco	1,546	8,519
Unilever	43	1,672
Unilever CVA	52	1,989
WM Morrison Supermarkets	335	1,439
Woolworths	78	2,395
		80,199
Energy – 1.81%
Aker Solutions	70	1,449
AMEC	70	1,158
BG Group	160	2,670
†Lundin Petroleum	47	1,088
Saipem	40	1,558
Santos	120	1,407
Subsea 7	340	8,168
Total	186	9,676
Transocean	145	6,474
		33,648
Financials – 3.10%
Aberdeen Asset Management	195	1,174
Admiral Group	73	1,391
AIA Group	400	1,587
AXA	464	8,329
†Danske Bank	95	1,613
†Erste Group Bank	45	1,430
Hargreaves Lansdown	105	1,175
KBC Groep	45	1,568
Man Group	890	1,221
Mitsubishi UFJ Financial Group	1,900	10,268
Muenchener Rueckversicherungs	13	2,346
Nordea Bank	921	8,862
SCOR SE	46	1,243
Seven Bank	500	1,317
†Shopping Centres Australasia Property Group	291	453
Standard Chartered	433	11,210
Swire Properties	200	674
†UBS	120	1,876
		57,737
Healthcare – 4.26%
Bayer	42	4,004
*Coloplast Class B	25	1,226
CSL	40	2,260
Dainippon Sumitomo Pharma	100	1,200
Fresenius	16	1,841
GlaxoSmithKline	238	5,183
†ICON ADR	42	1,166
Luxottica Group	30	1,238
*Meda Class A	270	2,784
Novartis	150	9,467
Novo Nordisk ADR	56	9,140
Novo Nordisk Class B	22	3,582
Roche Holding	31	6,262
Sanofi	111	10,523
Stada Arzneimittel	199	6,438
Teva Pharmaceutical Industries ADR	349	13,032
		79,346
Industrials – 4.24%
†ABB	80	1,657
Alstom	155	6,242
Assa Abloy Class B	40	1,506
Aurizon Holdings	300	1,181
Brambles	183	1,452
Cie de Saint-Gobain	82	3,520
Deutsche Post	361	7,949
East Japan Railway	120	7,749
Elbit Systems	29	1,165
European Aeronautic Defence & Space	44	1,734

G4S	335	1,404
Hoya	100	1,968
IHI	1,000	2,590
Invensys	260	1,392
ITOCHU	717	7,568
Komatsu	100	2,563
Kone Class B	19	1,405
Koninklijke Philips Electronics	277	7,333
†Rolls-Royce Holdings	64	918
Schindler Holding	9	1,301
Schneider Electric	25	1,831
Sodexo	17	1,436
Teleperformance	265	9,635
*Volvo Class B	140	1,931
Yamato Holdings	100	1,518
		78,948
Information Technology – 1.03%
ASM Pacific Technology	100	1,228
†ASML Holding	30	1,924
†CGI Group Class A	460	10,624
Computershare	130	1,228
SAP	32	2,573
Seiko Epson	200	1,629
		19,206
Materials – 4.22%
Air Liquide	18	2,273
Anglo American ADR	100	1,539
†AuRico Gold	941	7,759
BASF	36	3,403
BHP Billiton Limited	160	6,252
Holmen B Shares	34	1,011
Israel Chemicals	170	2,049
Johnson Matthey	37	1,454
Lafarge	70	4,519
Lonmin	245	1,160
Rexam	1,066	7,630
Rio Tinto	241	14,062
Rio Tinto Limited	30	2,111
Syngenta	6	2,422
Syngenta ADR	102	8,242
Umicore	26	1,439
Yamana Gold	655	11,284
		78,609
Telecommunication Services – 0.92%
BT Group	265	1,011
KDDI	100	7,060
Millicom International Cellular SDR	15	1,302
#†Telefonica Deutschland Holding 144A	170	1,295
Vodafone Group	1,740	4,381
Vodafone Group ADR	79	1,990
		17,039
Utilities – 0.33%
Centrica	230	1,256
National Grid	282	3,235
Shikoku Electric Power	100	1,593
		6,084
Total Developed Markets (cost $472,260)		544,218

XEmerging Markets – 12.40%
Consumer Discretionary – 0.65%
Grupo Televisa ADR	230	6,113
Hyundai Home Shopping Network	40	4,564
Hyundai Motor	7	1,452
		12,129
Consumer Staples – 1.42%
Brazil Foods ADR	229	4,834
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	51	2,264
Fomento Economico Mexicano ADR	32	3,222
†Hypermarcas	326	2,645
Lotte Chilsung Beverage	5	7,124
Lotte Confectionery	2	3,070
Tingyi Cayman Islands Holding	139	391
Tsingtao Brewery	71	423
Wal-Mart de Mexico Series V	730	2,397
		26,370
Energy – 2.31%
China Petroleum & Chemical	1,500	1,727
CNOOC ADR	11	2,420

Gazprom ADR	533	5,152
LUKOIL ADR	56	3,780
PetroChina ADR	16	2,300
Petroleo Brasileiro SA ADR	388	7,554
†Polski Koncern Naftowy Orlen	102	1,637
PTT	277	3,004
#Reliance Industries GDR 144A	295	9,003
*†Rosneft Oil GDR	315	2,854
Sasol ADR	48	2,078
Tambang Batubara Bukit Asam Persero	1,000	1,577
		43,086
Financials – 1.77%
Banco Santander Brasil ADR	300	2,181
Bangkok Bank	271	1,741
China Construction Bank	2,897	2,368
#=†Etalon Group GDR 144A	200	1,090
ICICI Bank ADR	48	2,093
Industrial & Commercial Bank of China	5,125	3,699
Itau Unibanco Holding ADR	200	3,292
†@KB Financial Group ADR	124	4,452
Samsung Life Insurance	22	1,953
=Sberbank	1,267	3,878
Standard Bank Group	275	3,890
†@UEM Land Holdings	3,277	2,271
		32,908
Industrials – 0.73%
All America Latina Logistica	330	1,339
†Empresas ICA SAB de CV ADR	200	2,012
*†Gol Linhas Aereas Inteligentes ADR	250	1,640
@KCC	13	3,657
Remgro	99	1,874
Santos Brasil Participacoes	113	1,611
Siam Cement	100	1,442
		13,575
Information Technology – 2.01%
†Baidu ADR	18	1,805
†Foxconn International Holdings	3,000	1,472
Hon Hai Precision Industry	1,826	5,647
*†LG Display ADR	138	1,998
LG Electronics	28	1,956
Samsung Electronics	9	13,015
†Sina	31	1,557
†Sohu.com	47	2,225
Taiwan Semiconductor Manufacturing ADR	246	4,221
United Microelectronics	7,390	2,984
†WNS Holdings ADR	59	615
		37,495
Materials – 1.43%
*Anglo American Platinum	25	1,327
*†@ArcelorMittal South Africa	226	969
*Braskem ADR	103	1,375
†Cemex ADR	317	3,129
†Cemex Latam Holdings	459	2,956
*†@Fibria Celulose ADR	430	4,889
@Gerdau	200	1,505
*Gerdau ADR	118	1,061
Impala Platinum Holdings	86	1,725
Siam Cement NVDR	100	1,442
Vale ADR	300	6,288
		26,666
Telecommunication Services – 2.08%
America Movil ADR	99	2,291
China Mobile ADR	57	3,347
China Telecom	4,000	2,262
*China Unicom Hong Kong ADR	233	3,796
Chunghwa Telecom ADR	79	2,555
†@KT ADR	258	4,319
†MegaFon	122	2,904
Mobile Telesystems ADR	91	1,697
MTN Group	135	2,850
*SK Telecom ADR	354	5,604
Telefonica Brasil ADR	80	1,925
†Turkcell Iletisim Hizmet ADR	141	2,276
*Vodacom Group	194	2,863
		38,689
Total Emerging Markets (cost $222,379)		230,918

Total Common Stock (cost $1,478,051)		1,771,358
Exchange-Traded Funds – 1.56%
iShares MSCI EAFE Growth Index	45	2,702
iShares MSCI Hong Kong Index Fund	120	2,330
*iShares MSCI Japan Index Fund	1,970	19,208
iShares MSCI Singapore Index Fund	355	4,860
Total Exchange-Traded Funds (cost $27,468)		29,100

Warrant – 0.03%
Kinder Morgan	154	582
Total Warrant (cost $276)		582

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.44%
≠Discount Notes – 1.31%
Federal Home Loan Bank
0.075% 1/4/13	$2,667	2,667
0.10% 1/18/13	1,377	1,377
0.10% 1/23/13	6,011	6,011
0.12% 4/2/13	4,995	4,994
0.125% 2/15/13	797	797
0.125% 3/6/13	4,838	4,838
0.135% 2/6/13	3,623	3,623
		24,307
Repurchase Agreement – 0.89%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $11,162
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $11,385)	11,162	11,162

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $5,398
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $5,506)	5,398	5,398
		16,560
≠U.S. Treasury Obligations – 1.24%
U.S. Treasury Bills
0.04% 1/17/13	5,380	5,380
0.04% 3/21/13	10,346	10,345
0.04% 3/28/13	7,441	7,441
		23,166
Total Short-Term Investments (cost $64,030)		64,033

Total Value of Securities Before Securities Lending Collateral – 100.21%
(cost $1,569,825)		1,865,073

	Number of
	Shares
Securities Lending Collateral** – 5.40%
Investment Companies
Delaware Investments Collateral Fund No. 1	100,433	100,433
Total Securities Lending Collateral (cost $100,433)		100,433

Total Value of Securities – 105.61%
(cost $1,670,258)		1,965,506 ©
Obligation to Return Securities Lending Collateral** – (5.40%)		(100,433)
Other Liabilities Net of Receivables and Other Assets – (0.21%)		(3,896)
Net Assets Applicable to 176,666 Shares Outstanding – 100.00%		$1,861,177

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $22,062, which represented 1.19% of the Fund’s net assets. See Note 5 in “Notes.”
§Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $4,968, which represented 0.27% of the Fund’s net assets. See Note 1 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $11,388, which represented 0.61% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
©Includes $98,559 of securities loaned

The following foreign currency exchange contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	EUR	302	USD	(399)	1/2/12	$(2)
MNB	GBP	(147)	USD	238	1/2/12	(1)
MNB	JPY	16,775	USD	(195)	1/8/12	(2)
						$(5)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
JPY – Japanese Yen
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
REIT – Real Estate Investment Trust
SDR – Special Drawing Rights
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their net asset value per share, as reported by the underlying investment company. Investment companies are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (September 30, 2009 – September 30, 2012), and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,686,334
Aggregate unrealized appreciation	$356,899
Aggregate unrealized depreciation	(77,727)
Net unrealized appreciation	$279,172

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Total
Common Stock	$1,197,601	$573,757	$1,771,358
Investment Companies	29,100	-	29,100
Short-Term Investments	-	64,033	64,033
Securities Lending Collateral	-	100,433	100,433
Warrant	582	-	582
Total	$1,227,283	$738,223	$1,965,506

Foreign Currency Exchange Contracts	$-	$(5)	$(5)

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund's previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $98,559, comprised of non-cash collateral (U.S. government securities) valued at $31 and cash collateral of $98,528. At December 31, 2012 the value of invested collateral was $100,433. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
On February 13, 2013, the Board of Trustees of Delaware Group Foundation Funds® (Trust) unanimously voted and approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution is expected to take effect on or about April 15, 2013.

Management has determined that no other material events or transactions occurred that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 75.17%
U.S. Markets – 42.48%
Consumer Discretionary – 4.41%
†AFC Enterprises	2,465	$64,410
†BorgWarner	520	37,242
†Buffalo Wild Wings	535	38,959
CEC Entertainment	1,070	35,513
Cheesecake Factory	1,100	35,992
Cinemark Holdings	2,775	72,095
Comcast Class A	11,600	433,607
Comcast Special Class	5,530	198,804
Cooper Tire & Rubber	2,100	53,256
DSW Class A	845	55,508
†Express	2,165	32,670
Ford Motor	11,060	143,227
†G-III Apparel Group	1,220	41,761
†Iconix Brand Group	2,940	65,621
†Jack in the Box	1,880	53,768
Jarden	2,320	119,944
Jones Group	1,260	13,936
†Jos. A Bank Clothiers	1,215	51,735
†Liberty Interactive Class A	22,925	451,163
Lowe's	13,300	472,415
Macy's	2,890	112,768
†Madden (Steven)	1,740	73,550
McDonald's	1,880	165,835
National CineMedia	2,320	32,782
NIKE Class B	5,500	283,800
Nordstrom	2,150	115,025
†OpenTable	630	30,744
Perry Ellis International	2,250	44,775
†priceline.com	685	425,522
Regal Entertainment Group Class A	1,900	26,505
†Sally Beauty Holdings	5,150	121,386
†SHFL Entertainment	3,940	57,130
Staples	17,225	196,365
Starbucks	2,170	116,355
Target	1,920	113,606
†Tenneco	1,530	53,718
Viacom Class B	1,030	54,322
		4,495,814
Consumer Staples – 3.56%
Archer-Daniels-Midland	15,400	421,805
Avon Products	18,700	268,532
Casey's General Stores	1,085	57,614
Coca-Cola	2,560	92,800
CVS Caremark	10,860	525,080
General Mills	2,880	116,381
J&J Snack Foods	835	53,390
Kimberly-Clark	1,480	124,956
Kraft Foods Group	8,433	383,449
Mondelez International Class A	9,400	239,418
PepsiCo	2,860	195,710
†Prestige Brands Holdings	1,890	37,857
Procter & Gamble	3,640	247,120
Safeway	22,400	405,215
†Susser Holdings	1,395	48,114
Walgreen	11,050	408,960
		3,626,401
Energy – 4.41%
Berry Petroleum Class A	1,050	35,228
†Bonanza Creek Energy	1,440	40,018
Bristow Group	1,120	60,099
†C&J Energy Services	1,510	32,374
†Carrizo Oil & Gas	1,745	36,505
Chevron	5,700	616,398
ConocoPhillips	6,600	382,734

†Diamondback Energy	585	11,185
EOG Resources	6,210	750,106
Exxon Mobil	2,420	209,451
Halliburton	10,300	357,307
Hess	1,270	67,259
†Key Energy Services	4,190	29,121
Kinder Morgan	15,644	552,703
Lufkin Industries	695	40,400
Marathon Oil	14,200	435,372
National Oilwell Varco	740	50,579
Occidental Petroleum	6,070	465,023
†Pioneer Energy Services	4,770	34,630
†RigNet	1,840	37,591
†Rosetta Resources	1,065	48,308
Schlumberger	2,570	178,075
†Swift Energy	1,590	24,470
		4,494,936
Financials – 7.45%
AFLAC	2,150	114,208
Allstate	9,600	385,632
Alterra Capital Holdings	1,195	33,687
American Campus Communities	425	19,605
American Equity Investment Life Holding	4,375	53,419
American Tower	375	28,976
Ameriprise Financial	1,510	94,571
†AMERISAFE	940	25,615
Apartment Investment & Management	1,350	36,531
AvalonBay Communities	775	105,082
Bank of New York Mellon	16,900	434,329
BBCN Bancorp	2,765	31,991
BlackRock	730	150,898
Boston Properties	1,050	111,101
BRE Properties	600	30,498
Camden Property Trust	925	63,094
†Capital Bank Financial	1,960	33,457
Capital One Financial	1,770	102,536
Cardinal Financial	3,185	51,820
CBL & Associates Properties	1,000	21,210
City Holding	1,240	43,214
CME Group	4,550	230,731
Colonial Properties Trust	1,100	23,507
Corporate Office Properties Trust	1,325	33,099
DCT Industrial Trust	9,955	64,608
DDR	1,325	20,750
Digital Realty Trust	600	40,734
Dime Community Bancshares	2,775	38,545
Duke Realty	1,950	27,047
DuPont Fabros Technology	2,370	57,259
EastGroup Properties	1,260	67,801
Education Realty Trust	1,575	16,758
EPR Properties	1,120	51,643
Equity Lifestyle Properties	300	20,187
Equity Residential	1,875	106,256
Essex Property Trust	225	32,996
Extra Space Storage	725	26,383
Federal Realty Investment Trust	300	31,206
†First Industrial Realty Trust	1,750	24,640
Flushing Financial	2,760	42,338
General Growth Properties	2,950	58,558
HCP	1,750	79,065
Health Care REIT	1,125	68,951
Healthcare Realty Trust	1,500	36,015
Home Bancshares	1,045	34,506
Host Hotels & Resorts	9,695	151,921
Independent Bank	1,420	41,109
†IntercontinentalExchange	3,310	409,811
JPMorgan Chase	5,530	243,154
Kilroy Realty	625	29,606
Kimco Realty	2,725	52,647
LaSalle Hotel Properties	2,075	52,684
Lexington Realty Trust	2,550	26,648
Liberty Property Trust	1,050	37,559
Macerich	875	51,013
Marsh & McLennan	11,200	386,064
National Retail Properties	2,235	69,732
Park National	690	44,595
Parkway Properties	850	11,892
†Piper Jaffray	1,350	43,376

Primerica	1,535	46,065
ProAssurance	750	31,643
Progressive	18,675	394,043
ProLogis	2,800	102,172
Prosperity Bancshares	1,165	48,930
Prudential Financial	1,880	100,260
PS Business Parks	350	22,743
Public Storage	675	97,848
Ramco-Gershenson Properties Trust	4,315	57,433
Rayonier	375	19,436
Regency Centers	725	34,162
RLJ Lodging Trust	625	12,106
Senior Housing Properties Trust	725	17,139
Simon Property Group	1,925	304,323
SL Green Realty	700	53,655
Sovran Self Storage	950	58,995
State Street	2,080	97,781
†Strategic Hotels & Resorts	2,850	18,240
Summit Hotel Properties	1,175	11,163
†Sunstone Hotel Investors	1,275	13,655
Susquehanna Bancshares	4,340	45,483
Tanger Factory Outlet Centers	875	29,925
Taubman Centers	275	21,648
†Texas Capital Bancshares	690	30,926
Travelers	7,470	536,494
Trustmark	1,420	31,893
Ventas	1,275	82,518
Vornado Realty Trust	700	56,056
†WageWorks	1,045	18,601
†Walter Investment Management	1,110	47,752
Webster Financial	2,275	46,751
Wells Fargo	6,650	227,297
†Western Alliance Bancorp	2,040	21,481
		7,595,485
Healthcare – 5.37%
Abbott Laboratories	2,420	158,510
†Acorda Therapeutics	1,560	38,782
Air Methods	1,680	61,975
†Align Technology	1,925	53,419
†Alkermes	3,235	59,912
Allergan	5,825	534,327
Baxter International	6,500	433,290
Cardinal Health	10,000	411,800
†Celgene	4,535	356,995
†Cepheid	610	20,624
Conmed	1,560	43,602
CryoLife	3,885	24,204
†Express Scripts	2,670	144,180
†Gilead Sciences	2,280	167,466
†Greenway Medical Technologies	1,120	17,203
†Haemonetics	1,380	56,359
†Incyte	2,000	33,220
†InterMune	2,680	25,969
Johnson & Johnson	5,900	413,590
Merck	13,750	562,925
†Merit Medical Systems	3,388	47,093
Perrigo	2,200	228,866
Pfizer	26,728	670,339
Quest Diagnostics	6,000	349,620
†Quidel	2,670	49,849
Spectrum Pharmaceuticals	3,910	43,753
Thermo Fisher Scientific	2,180	139,040
UnitedHealth Group	3,220	174,653
†Vertex Pharmaceuticals	1,400	58,716
†WellCare Health Plans	810	39,439
West Pharmaceutical Services	925	50,644
		5,470,364
Industrials – 3.83%
AAON	2,125	44,349
Acuity Brands	1,295	87,710
Applied Industrial Technologies	1,680	70,577
Barnes Group	1,970	44,246
Caterpillar	2,530	226,637
†Chart Industries	785	52,336
†Columbus McKinnon	2,320	38,326
†Cross Country Healthcare	3,835	18,408
Cummins	560	60,676
Deere	1,310	113,210

Eaton	1,170	63,414
ESCO Technologies	1,075	40,216
†Esterline Technologies	1,035	65,836
FedEx	740	67,873
Fluor	1,060	62,264
†FTI Consulting	1,100	36,300
General Electric	8,380	175,896
Granite Construction	1,330	44,715
Honeywell International	2,350	149,155
Hunt (J.B.) Transport Services	1,120	66,875
†Kadant	1,685	44,669
†KEYW Holding	2,885	36,611
Kforce	3,555	50,943
Lockheed Martin	870	80,292
Manpower	980	41,591
McGrath RentCorp	1,075	31,197
†MYR Group	2,085	46,391
Northrop Grumman	5,600	378,448
Raytheon	6,700	385,652
Republic Services	1,920	56,314
Rockwell Collins	590	34,320
†RPX	1,600	14,464
†Tetra Tech	1,485	39,278
†Titan Machinery	1,555	38,409
Towers Watson Class A	1,330	74,759
Triumph Group	1,625	106,113
Union Pacific	1,160	145,835
United Stationers	1,760	54,542
United Technologies	2,290	187,803
URS	1,770	69,490
US Ecology	2,155	50,729
Waste Management	10,900	367,766
†XPO Logistics	2,510	43,624
		3,908,259
Information Technology – 9.97%
Accenture Class A	1,660	110,390
†Adobe Systems	12,550	472,884
†Amkor Technology	5,885	25,011
Anixter International	725	46,386
Apple	2,460	1,311,253
†Applied Micro Circuits	5,565	46,746
Avago Technologies	2,710	85,799
†BMC Software	11,675	463,031
†Brightcove	3,185	28,792
†Cirrus Logic	1,075	31,143
Cisco Systems	22,100	434,265
†Citrix Systems	1,050	69,038
†Cognizant Technology Solutions Class A	1,280	94,784
†comScore	1,490	20,532
†EMC	6,460	163,438
†EPAM Systems	1,195	21,630
†ExactTarget	1,570	31,400
†ExlService Holdings	915	24,248
†FARO Technologies	1,300	46,384
†Fortinet	2,850	60,050
†Google Class A	825	585,229
Intel	21,860	450,972
International Business Machines	640	122,592
†InterXion Holding	1,645	39,085
Intuit	7,875	468,563
j2 Global	1,755	53,668
†Liquidity Services	805	32,892
†LogMeln	1,735	38,881
MasterCard Class A	1,220	599,361
Microsoft	8,100	216,513
Motorola Solutions	7,571	421,553
†NETGEAR	1,045	41,194
†Nuance Communications	2,040	45,533
Plantronics	1,000	36,870
†Polycom	12,025	125,782
†Proofpoint	1,505	18,527
QUALCOMM	12,985	805,329
†Rofin-Sinar Technologies	1,465	31,761
†Semtech	2,055	59,492
†Shutterfly	1,135	33,902
†SS&C Technologies Holdings	1,455	33,640
†Synaptics	1,460	43,756
Syntel	545	29,207

†TeleTech Holdings	2,545	45,301
†Teradata	4,775	295,525
Texas Instruments	2,760	85,394
†Trulia	340	5,522
†ValueClick	2,290	44,449
†VeriFone Systems	5,025	149,142
†VeriSign	7,700	298,914
†ViaSat	845	32,871
Visa Class A	4,375	663,162
†Vocus	2,260	39,279
Xerox	49,800	339,636
†Yahoo	12,200	242,780
		10,163,481
Materials – 1.10%
Allegheny Technologies	2,350	71,346
Boise	4,885	38,836
Buckeye Technologies	1,460	41,917
Celanese Class A	1,970	87,724
†Coeur d'Alene Mines	1,550	38,130
duPont (E.I.) deNemours	10,000	449,700
Eastman Chemical	1,290	87,785
Innophos Holdings	805	37,433
International Paper	2,880	114,739
Kaiser Aluminum	505	31,153
Koppers Holdings	905	34,526
Materion	1,465	37,768
US Silica Holdings	2,815	47,095
		1,118,152
Telecommunication Services – 1.62%
AT&T	17,120	577,115
Atlantic Tele-Network	690	25,330
†Crown Castle International	9,000	649,441
NTELOS Holdings	1,680	22,025
Verizon Communications	8,700	376,449
		1,650,360
Utilities – 0.76%
Cleco	1,270	50,813
Edison International	9,680	437,439
MDU Resources Group	3,210	68,180
NorthWestern	960	33,341
OGE Energy	1,440	81,086
Sempra Energy	1,020	72,359
UIL Holdings	925	33,124
		776,342
Total U.S. Markets ($33,047,824)		43,299,594

§Developed Markets – 23.91%
Consumer Discretionary – 3.92%
Adidas	1,050	93,687
Aeon	4,400	50,219
Bayerische Motoren Werke	3,820	371,629
British Sky Broadcasting Group	5,750	72,544
Cie Financiere Richemont Class A	825	64,699
Crown	4,650	52,018
Don Quijote	9,200	337,981
Hennes & Mauritz Class B	2,905	100,714
Jupiter Telecommunications	40	49,752
LVMH Moet Hennessy Louis Vuitton	370	68,268
McDonald's Holdings Japan	1,800	47,436
Nitori Holdings	3,271	239,337
Pirelli & C	4,550	52,410
PPR	1,898	356,370
Publicis Groupe	4,764	286,541
Shimamura	400	38,819
Shimano	900	57,553
Sky City Entertainment Group	17,400	54,775
Sumitomo Rubber Industries	13,068	157,813
Suzuki Motor	2,900	75,788
Techtronic Industries	90,000	170,370
Toyota Motor	16,386	764,148
Yamada Denki	1,198	46,243
Yue Yuen Industrial Holdings	115,000	388,983
		3,998,097
Consumer Staples – 3.52%
Anheuser-Busch InBev	1,655	144,087
†Aryzta	10,902	560,445
Asahi Group Holdings	2,800	59,541
British American Tobacco	3,310	168,316

Carlsberg Class B	3,018	297,262
Coca-Cola Amatil	16,378	230,387
Danone	875	57,623
Diageo	4,850	141,308
Greggs	27,682	206,564
Imperial Tobacco Group	1,475	57,206
Kao	2,600	67,660
Kerry Group Class A	1,220	64,424
Koninklijke Ahold	5,120	68,636
†Lindt & Spruengli	16	52,129
L'Oreal	630	87,637
Nestle	5,170	336,996
Reckitt Benckiser Group	1,870	118,743
SABMiller	1,235	57,335
Tate & Lyle	4,900	60,642
Tesco	66,748	367,800
Toyo Suisan Kaisha	2,000	53,217
Unilever	1,850	71,933
Unilever CVA	2,265	86,644
WM Morrison Supermarkets	15,000	64,425
Woolworths	3,530	108,399
		3,589,359
Energy – 1.43%
Aker Solutions	3,190	66,036
AMEC	2,950	48,781
BG Group	7,100	118,463
†Lundin Petroleum	2,070	47,921
Saipem	1,730	67,371
Santos	5,400	63,331
Subsea 7	14,706	353,289
Total	8,008	416,569
Transocean	6,300	281,295
		1,463,056
Financials – 2.71%
Aberdeen Asset Management	8,300	49,960
Admiral Group	3,220	61,355
AIA Group	17,000	67,433
AXA	20,014	359,272
City Developments	6,000	64,178
Daito Trust Construction	700	66,069
†Danske Bank	4,050	68,772
†Erste Group Bank	1,930	61,347
Hang Lung Group	8,000	46,028
Hargreaves Lansdown	4,500	50,345
KBC Groep	1,920	66,899
Man Group	38,900	53,368
Mitsubishi UFJ Financial Group	82,014	443,198
Muenchener Rueckversicherungs	545	98,361
Nordea Bank	39,735	382,340
Oversea-Chinese Banking	10,000	80,590
SCOR SE	2,000	54,043
Seven Bank	19,600	51,632
†Shopping Centres Australasia Property Group	12,300	19,178
Sony Financial Holdings	2,700	48,477
Standard Chartered	18,792	486,481
†UBS	5,270	82,393
		2,761,719
Healthcare – 3.41%
Bayer	1,845	175,896
Coloplast Class B	1,150	56,385
CSL	1,760	99,461
Dainippon Sumitomo Pharma	4,400	52,790
Fresenius	700	80,526
GlaxoSmithKline	10,400	226,502
†ICON ADR	1,815	50,384
Luxottica Group	1,325	54,675
Meda Class A	11,670	120,343
Miraca Holdings	1,200	48,321
Novartis	6,458	407,594
Novo Nordisk ADR	2,450	399,865
Novo Nordisk Class B	960	156,291
Roche Holding	1,345	271,681
Sanofi	4,807	455,726
Stada Arzneimittel	8,566	277,146
Teva Pharmaceutical Industries ADR	14,500	541,430
		3,475,016

Industrials – 3.73%
†ABB	3,550	73,550
Alstom	6,724	270,797
Assa Abloy Class B	1,820	68,533
Brambles	8,100	64,289
Cie de Saint-Gobain	3,534	151,723
Deutsche Post	15,399	339,081
East Japan Railway	7,203	465,159
Elbit Systems	1,300	52,215
European Aeronautic Defence & Space	1,870	73,698
FANUC	300	55,741
G4S	14,720	61,696
Hoya	3,000	59,033
IHI	23,000	59,562
Invensys	11,800	63,168
ITOCHU	37,623	397,114
Keppel	9,000	82,194
Komatsu	3,700	94,818
Kone Class B	845	62,479
Koninklijke Philips Electronics	11,835	313,310
Mitsubishi Electric	10,000	85,031
†Rolls-Royce Holdings	2,820	40,461
Schindler Holding	410	59,254
Schneider Electric	1,100	80,543
Singapore Airlines	6,000	53,224
Sodexo	780	65,891
Swire Pacific Class A	5,000	62,550
Teleperformance	11,165	405,898
Volvo Class B	6,280	86,626
Yamato Holdings	3,600	54,637
		3,802,275
Information Technology – 0.86%
ASM Pacific Technology	4,550	55,865
†ASML Holding	1,389	89,058
†CGI Group Class A	19,163	442,587
Computershare	5,700	53,823
SAP	1,395	112,146
Seiko Epson	7,600	61,909
Trend Micro	1,900	57,333
		872,721
Materials – 3.36%
Air Liquide	790	99,780
Anglo American ADR	3,500	53,877
†AuRico Gold	38,489	317,367
BASF	1,585	149,838
BHP Billiton Limited	7,000	273,546
Holmen B Shares	1,550	46,088
Johnson Matthey	1,670	65,623
Kansai Paint	5,000	53,813
Lafarge	2,995	193,343
Lonmin	10,580	50,087
Rexam	45,511	325,740
Rio Tinto	10,482	611,557
Rio Tinto Limited	1,305	91,842
Shin-Etsu Chemical	1,400	85,329
Syngenta	272	109,782
Syngenta ADR	4,450	359,560
Umicore	1,170	64,769
Yamana Gold	27,206	468,657
		3,420,598
Telecommunication Services – 0.71%
BT Group	11,500	43,888
KDDI	3,934	277,754
Millicom International Cellular SDR	665	57,743
#†Telefonica Deutschland Holding 144A	7,580	57,755
Vodafone Group	74,975	188,790
Vodafone Group ADR	3,860	97,233
		723,163
Utilities – 0.26%
Centrica	10,150	55,413
National Grid	11,900	136,528
Shikoku Electric Power	4,600	73,288
		265,229
Total Developed Markets ($20,626,240)		24,371,233

XEmerging Markets – 8.78%
Consumer Discretionary – 0.50%
Grupo Televisa ADR	6,900	183,402
Hyundai Home Shopping Network	1,653	188,614

Hyundai Motor	293	60,794
Mahindra & Mahindra	4,696	80,536
		513,346
Consumer Staples – 1.08%
Brazil Foods ADR	8,200	173,102
China Mengniu Dairy	35,000	100,051
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,000	88,780
Fomento Economico Mexicano ADR	1,075	108,253
†Hypermarcas	13,000	105,472
Lotte Chilsung Beverage	85	121,111
Lotte Confectionery	57	87,502
Tingyi Cayman Islands Holding	26,245	73,845
Tsingtao Brewery	9,202	54,851
United Spirits	2,689	93,060
Wal-Mart de Mexico Series V	28,527	93,653
		1,099,680
Energy – 1.66%
Cairn India	14,186	83,148
China Petroleum & Chemical	54,000	62,174
CNOOC ADR	400	88,000
Gazprom ADR	14,000	135,316
LUKOIL ADR	2,100	141,750
PetroChina ADR	625	89,863
Petroleo Brasileiro SA ADR	15,275	297,404
†Polski Koncern Naftowy Orlen	4,001	64,209
PTT	8,768	95,099
#Reliance Industries GDR 144A	10,586	323,085
†Rosneft Oil GDR	12,810	116,075
Sasol ADR	1,800	77,922
Tambang Batubara Bukit Asam Persero	47,000	74,097
YPF ADR	2,800	40,740
		1,688,882
Financials – 1.27%
Banco Santander Brasil ADR	11,610	84,405
Bangkok Bank	13,073	83,996
China Construction Bank	106,933	87,394
#=†Etalon Group GDR 144A	6,500	35,425
ICICI Bank ADR	2,400	104,664
Industrial & Commercial Bank of China	206,600	149,131
Itau Unibanco Holding ADR	5,600	92,176
@KB Financial Group ADR	5,293	190,019
Samsung Life Insurance	970	86,110
=Sberbank	51,931	158,940
Standard Bank Group	9,086	128,520
†@UEM Land Holdings	135,695	94,027
		1,294,807
Industrials – 0.48%
All America Latina Logistica	8,749	35,491
†Empresas ICA SAB de CV ADR	7,200	72,432
†Gol Linhas Aereas Inteligentes ADR	8,800	57,728
@KCC	483	135,865
Remgro	3,571	67,587
Santos Brasil Participacoes	4,400	62,719
Siam Cement	3,813	54,995
		486,817
Information Technology – 1.43%
†Baidu ADR	700	70,203
†Foxconn International Holdings	105,000	51,508
Hon Hai Precision Industry	58,975	182,383
†LG Display ADR	6,100	88,328
LG Electronics	1,056	73,768
Samsung Electronics	383	553,882
†Sina	1,300	65,286
†Sohu.com	2,000	94,680
Taiwan Semiconductor Manufacturing	38,074	127,236
Taiwan Semiconductor Manufacturing ADR	4,000	68,640
United Microelectronics	142,000	57,342
†WNS Holdings ADR	2,660	27,717
		1,460,973
Materials – 0.93%
Anglo American Platinum	1,028	54,581
†@ArcelorMittal South Africa	6,961	29,846
Braskem ADR	5,200	69,420
†Cemex ADR	12,972	128,034
†Cemex Latam Holdings	16,926	109,008
†@Fibria Celulose ADR	10,597	120,488
@Gerdau	6,200	46,640
Gerdau ADR	4,500	40,455

Impala Platinum Holdings		2,608	52,305
Siam Cement NVDR		3,500	50,481
Ultratech Cement		2,036	74,277
Vale ADR		8,350	175,016
			950,551
Telecommunication Services – 1.43%
America Movil ADR		3,500	80,990
China Mobile ADR		2,050	120,376
China Telecom		152,000	85,954
China Unicom Hong Kong ADR		9,619	156,694
Chunghwa Telecom ADR		2,580	83,437
†@KT ADR		8,400	140,616
†MegaFon GDR		4,500	107,100
Mobile Telesystems ADR		3,200	59,680
MTN Group		4,097	86,480
SK Telecom ADR		16,000	253,280
Telefonica Brasil ADR		4,280	102,977
†Turkcell Iletisim Hizmet ADR		4,450	71,823
Vodacom Group		7,026	103,691
			1,453,098
Utilities – 0.00%
†@Enel OGK-5 GDR		100	266
			266
Total Emerging Markets (cost $8,128,826)			8,948,420
Total Common Stock (cost $61,802,890)			76,619,247

Convertible Preferred Stock – 0.12%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		300	13,710
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		262	15,704
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		5	5,676
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		4	3,563
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		18	18,680
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		13	15,990
PPL 9.50% exercise price $28.80, expiration date 7/1/13		350	18,466
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		80	8,364
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		20	24,499
Total Convertible Preferred Stock (cost $126,902)			124,652

Exchange-Traded Fund – 0.11%
iShares MSCI EAFE Growth Index		1,830	109,873
Total Exchange-Traded Fund (cost $108,971)			109,873

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.27%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	764	889
Series 2003-26 AT 5.00% 11/25/32		22,756	23,842
Series 2003-32 PH 5.50% 3/25/32		12,718	13,024
Series 2010-29 PA 4.50% 10/25/38		35,673	37,124
Series 2010-41 PN 4.50% 4/25/40		20,000	22,750
•Series 2012-124 SD 5.943% 11/25/42		99,833	31,125
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		59,343	65,505
Series 4065 DE 3.00% 6/15/32		5,000	5,252
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	57,176
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		20,000	21,319
Total Agency Collateralized Mortgage Obligations (cost $260,878)			278,006

Agency Mortgage-Backed Securities – 3.24%
Fannie Mae S.F. 15 yr
2.50% 12/1/27		45,000	47,091
3.00% 11/1/27		7,940	8,441
4.00% 11/1/25		39,231	42,695
5.50% 7/1/22		13,134	14,229
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/28		417,000	436,026
3.00% 1/1/28		573,000	604,784
Fannie Mae S.F. 20 yr
5.50% 8/1/28		11,873	12,916
5.50% 12/1/29		2,943	3,201
Fannie Mae S.F. 30 yr
4.50% 8/1/41		5,782	6,276
5.00% 2/1/35		14,240	15,514
6.00% 8/1/36		7,457	8,164
6.00% 3/1/37		3,576	3,940
6.00% 4/1/38		28,634	31,286
6.00% 12/1/38		2,693	2,943
6.00% 11/1/39		10,431	11,420
6.00% 7/1/40		6,122	6,702
6.00% 2/1/41		60,035	66,235
6.50% 2/1/36		6,345	7,166

Fannie Mae S.F. 30 yr TBA
3.00% 1/1/43	763,000	799,481
3.50% 1/1/43	800,000	852,906
Freddie Mac S.F. 30 yr
5.50% 12/1/37	475	514
5.50% 5/1/38	2,990	3,228
5.50% 7/1/38	11,408	12,317
5.50% 12/1/38	7,211	7,790
5.50% 5/1/40	2,322	2,509
5.50% 7/1/40	89,307	96,643
6.00% 8/1/38	46,263	50,835
6.00% 10/1/38	67,985	74,792
6.00% 5/1/40	66,184	72,025
Total Agency Mortgage-Backed Securities (cost $3,295,893)		3,302,069

Commercial Mortgage-Backed Securities – 0.50%
BAML Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	110,000	125,842
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	34,080	35,825
Series 2006-PW12 A4 5.895% 9/11/38	40,000	45,788
•tCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	15,000	16,553
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45	15,000	15,316
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	47,551
Series 2005-GG4 A4 4.761% 7/10/39	15,000	16,166
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,571
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	15,000	16,494
•Series 2005-LDP5 A4 5.345% 12/15/44	15,000	16,719
Series 2011-C5 A3 4.171% 8/15/46	35,000	39,861
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	15,000	15,565
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42	55,000	65,130
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	25,000	25,783
Series 2012-C9 B 3.84% 11/15/45	10,000	10,310
Total Commercial Mortgage-Backed Securities (cost $467,394)		514,474

Convertible Bonds – 0.61%
AAR 1.75% exercise price $28.62, expiration date 1/1/26	12,000	12,030
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	24,000	22,440
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	13,000	8,775
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	4,000	4,035
Alere 3.00% exercise price $43.98, expiration date 5/15/16	16,000	15,040
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	13,000	14,024
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	27,000	20,334
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	10,000	9,225
Chesapeake Energy
2.25% exercise price $85.81, expiration date 12/14/38	10,000	8,125
2.50% exercise price $51.14, expiration date 5/15/37	5,000	4,525
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	9,000	9,956
#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	25,000	25,922
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	7,000	5,320
#Gaylord Entertainment 144A 3.75% exercise price $22.50, expiration date 9/29/14	6,000	10,478
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	13,000	14,089
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	17,000	20,134
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	9,000	8,972
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16	15,000	15,609
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	14,000	13,641
Intel 3.25% exercise price $22.20, expiration date 8/1/39	12,000	14,123
Jefferies Group 3.875% exercise price $37.20, expiration date 10/31/29	24,000	23,895
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35	17,000	17,298
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	24,000	23,010
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	10,000	15,425
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27	28,000	29,295
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	30,000	29,850
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	16,000	16,970
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	7,000	14,914
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	7,000	7,634
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	6,000	6,008
2.75% exercise price $42.13, expiration date 6/30/17	24,000	21,120
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	35,000	34,802
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	2,000	1,936

PHH 4.00% exercise price $25.80, expiration date 2/28/14		26,000	29,201
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		12,000	11,993
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		19,000	22,135
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		6,000	14,216
Steel Dynamics 5.125% exercise price $17.32, expiration date 6/15/14		8,000	8,745
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32		8,000	7,645
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19		8,000	7,565
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		11,000	13,929
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42		9,000	9,726
Total Convertible Bonds (cost $578,865)			624,109

Corporate Bonds – 10.12%
Banking – 1.05%
Abbey National Treasury Services 4.00% 4/27/16		25,000	26,455
Bancolombia 5.125% 9/11/22		19,000	19,855
Bank of America
3.75% 7/12/16		15,000	16,047
3.875% 3/22/17		25,000	27,140
6.125% 9/15/21	CAD	50,000	95,946
BB&T 5.25% 11/1/19	USD	90,000	104,213
Capital One Capital V 10.25% 8/15/39		18,000	18,000
City National 5.25% 9/15/20		30,000	33,470
•Fifth Third Capital Trust IV 6.50% 4/15/37		40,000	40,150
#•HBOS Capital Funding 144A 6.071% 6/29/49		20,000	17,600
HSBC Holdings 4.00% 3/30/22		65,000	71,305
JPMorgan Chase 2.00% 8/15/17		45,000	46,018
Morgan Stanley 7.60% 8/8/17	NZD	16,000	14,281
PNC Financial Services Group 2.854% 11/9/22	USD	5,000	5,040
PNC Funding
5.125% 2/8/20		135,000	160,804
5.625% 2/1/17		52,000	60,094
SVB Financial Group 5.375% 9/15/20		50,000	56,292
•USB Capital IX 3.50% 10/29/49		60,000	54,310
Wachovia
•0.621% 10/15/16		20,000	19,663
5.25% 8/1/14		10,000	10,667
5.625% 10/15/16		45,000	51,638
Wells Fargo 3.50% 3/8/22		80,000	85,500
Zions Bancorporation
4.50% 3/27/17		5,000	5,229
7.75% 9/23/14		25,000	27,315
			1,067,032
Basic Industry – 0.96%
AK Steel 7.625% 5/15/20		10,000	8,750
Alcoa
5.40% 4/15/21		10,000	10,425
6.75% 7/15/18		30,000	34,313
ArcelorMittal 10.35% 6/1/19		30,000	36,025
Barrick Gold 3.85% 4/1/22		35,000	37,121
Barrick North America Finance 4.40% 5/30/21		15,000	16,479
Cabot
2.55% 1/15/18		30,000	30,959
3.70% 7/15/22		15,000	15,240
Century Aluminum 8.00% 5/15/14		22,000	22,330
CF Industries
6.875% 5/1/18		25,000	30,575
7.125% 5/1/20		32,000	40,333
Compass Minerals International 8.00% 6/1/19		15,000	16,275
Domtar 4.40% 4/1/22		10,000	10,133
Dow Chemical 8.55% 5/15/19		98,000	132,479
Ecolab 1.45% 12/8/17		85,000	84,714
#FMG Resources August 2006 144A 6.875% 4/1/22		20,000	20,525
Georgia-Pacific 8.00% 1/15/24		70,000	98,067
Headwaters 7.625% 4/1/19		25,000	26,688
International Paper
6.00% 11/15/41		15,000	17,828
9.375% 5/15/19		5,000	6,827
#MacDermid 144A 9.50% 4/15/17		7,000	7,324
Mohawk Industries 6.375% 1/15/16		9,000	10,170
#Murray Energy 144A 10.25% 10/15/15		17,000	16,575
#NewMarket 144A 4.10% 12/15/22		5,000	5,098
Norcraft 10.50% 12/15/15		10,000	10,125
Nortek 8.50% 4/15/21		25,000	27,875
Novelis 8.75% 12/15/20		20,000	22,400
Precision Castparts 2.50% 1/15/23		20,000	20,172
Rio Tinto Finance USA 2.875% 8/21/22		45,000	45,392
#Ryerson 144A
9.00% 10/15/17		15,000	15,356
11.25% 10/15/18		5,000	4,619

Southern Copper 5.25% 11/8/42	30,000	30,175
Teck Resources
3.00% 3/1/19	15,000	15,485
3.75% 2/1/23	15,000	15,417
Vale Overseas 4.375% 1/11/22	32,000	34,320
		976,589
Brokerage – 0.07%
Jefferies Group
6.25% 1/15/36	5,000	5,200
6.45% 6/8/27	10,000	10,700
Lazard Group 6.85% 6/15/17	45,000	52,062
		67,962
Capital Goods – 0.11%
Anixter 10.00% 3/15/14	3,000	3,270
Berry Plastics 9.75% 1/15/21	20,000	23,150
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,750
Energizer Holdings 4.70% 5/24/22	45,000	48,279
Kratos Defense & Security Solutions 10.00% 6/1/17	10,000	11,025
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,475
		107,949
Consumer Cyclical – 0.55%
American Axle & Manufacturing 7.875% 3/1/17	24,000	24,900
CKE Restaurants 11.375% 7/15/18	14,000	16,170
CVS Caremark 2.75% 12/1/22	45,000	45,263
Darden Restaurants 3.35% 11/1/22	40,000	38,785
Dave & Buster's 11.00% 6/1/18	5,000	5,625
Delphi 6.125% 5/15/21	20,000	22,300
Dollar General 4.125% 7/15/17	5,000	5,275
Ford Motor 7.45% 7/16/31	44,000	56,100
Hanesbrands 6.375% 12/15/20	15,000	16,575
#HD Supply 144A 11.00% 4/15/20	10,000	11,850
Historic TW 6.875% 6/15/18	65,000	82,009
Host Hotels & Resorts
4.75% 3/1/23	25,000	26,625
5.25% 3/15/22	15,000	16,500
5.875% 6/15/19	10,000	10,950
Ingles Markets 8.875% 5/15/17	12,000	12,855
Macy's Retail Holdings 5.90% 12/1/16	10,000	11,761
Meritor 8.125% 9/15/15	28,000	29,610
Newell Rubbermaid 2.05% 12/1/17	15,000	15,217
Rite Aid 9.25% 3/15/20	5,000	5,350
#Sealy Mattress 144A 10.875% 4/15/16	8,000	8,500
Suburban Propane Partners 7.375% 8/1/21	8,000	8,740
Tomkins 9.00% 10/1/18	7,000	7,875
Tops Holding 10.125% 10/15/15	7,000	7,389
Walgreen 3.10% 9/15/22	35,000	35,377
Wyndham Worldwide
5.625% 3/1/21	20,000	22,359
5.75% 2/1/18	15,000	16,786
		560,746
Consumer Non-Cyclical – 0.93%
Accellent 8.375% 2/1/17	10,000	10,550
#Alere 144A 7.25% 7/1/18	5,000	5,038
Amgen
3.875% 11/15/21	15,000	16,503
5.375% 5/15/43	15,000	17,756
#Aristotle Holding 144A 2.65% 2/15/17	5,000	5,202
#Biomet 144A
6.50% 8/1/20	10,000	10,663
6.50% 10/1/20	5,000	4,994
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,828
Boston Scientific 6.00% 1/15/20	20,000	23,363
CareFusion 6.375% 8/1/19	55,000	65,675
Celgene
3.25% 8/15/22	20,000	20,430
3.95% 10/15/20	30,000	32,613
Community Health Systems 8.00% 11/15/19	5,000	5,438
Constellation Brands
4.625% 3/1/23	10,000	10,500
6.00% 5/1/22	20,000	23,000
Del Monte 7.625% 2/15/19	20,000	20,950
#Dole Food 144A 8.00% 10/1/16	9,000	9,405
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	21,800
#Heineken 144A
2.75% 4/1/23	50,000	49,203
3.40% 4/1/22	35,000	36,580
Humana 3.15% 12/1/22	20,000	19,931

Jarden 6.125% 11/15/22	15,000	16,275
#Kinetic Concepts 144A 12.50% 11/1/19	20,000	19,225
#Kraft Foods Group 144A 5.00% 6/4/42	60,000	67,742
Laboratory Corporation of America Holdings 2.20% 8/23/17	35,000	35,965
#Multiplan 144A 9.875% 9/1/18	25,000	28,000
NBTY 9.00% 10/1/18	25,000	28,375
Quest Diagnostics 4.70% 4/1/21	35,000	39,259
Radnet Management 10.375% 4/1/18	10,000	10,225
Reynolds American
3.25% 11/1/22	55,000	55,363
4.75% 11/1/42	20,000	20,258
Safeway 4.75% 12/1/21	40,000	41,286
Scotts Miracle-Gro 6.625% 12/15/20	10,000	11,025
Teva Pharmaceutical Finance 2.95% 12/18/22	25,000	25,343
WellPoint 3.30% 1/15/23	50,000	51,410
#Woolworths 144A
3.15% 4/12/16	10,000	10,495
4.55% 4/12/21	10,000	11,201
Zimmer Holdings
3.375% 11/30/21	30,000	31,152
4.625% 11/30/19	25,000	28,402
		950,423
Energy – 1.92%
AmeriGas Finance
6.75% 5/20/20	15,000	16,538
7.00% 5/20/22	5,000	5,588
Antero Resources Finance 9.375% 12/1/17	7,000	7,718
Apache 2.625% 1/15/23	55,000	55,017
Chevron 2.355% 12/5/22	65,000	65,247
Comstock Resources 7.75% 4/1/19	5,000	5,100
Continental Resources 5.00% 9/15/22	15,000	16,238
Copano Energy 7.75% 6/1/18	12,000	12,705
Ecopetrol 7.625% 7/23/19	41,000	53,198
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	104,067
•Enbridge Energy Partners 8.05% 10/1/37	50,000	56,848
Energy Transfer Partners 9.70% 3/15/19	20,000	26,974
#ENI 144A 4.15% 10/1/20	100,000	102,574
Enterprise Products Operating
•7.034% 1/15/68	55,000	63,043
9.75% 1/31/14	65,000	71,135
EOG Resources 2.625% 3/15/23	50,000	50,464
Forest Oil 7.25% 6/15/19	15,000	15,150
#Helix Energy Solutions Group 144A 9.50% 1/15/16	12,000	12,330
#Hercules Offshore 144A 10.50% 10/15/17	24,000	25,980
#Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,950
HollyFrontier 9.875% 6/15/17	12,000	13,050
Kinder Morgan Energy Partners 9.00% 2/1/19	40,000	53,981
Linn Energy
6.50% 5/15/19	5,000	5,075
8.625% 4/15/20	10,000	10,950
Murphy Oil
2.50% 12/1/17	45,000	45,330
3.70% 12/1/22	25,000	24,956
Newfield Exploration 5.625% 7/1/24	5,000	5,413
NiSource Finance
5.25% 2/15/43	35,000	37,190
5.80% 2/1/42	25,000	28,570
Occidental Petroleum 2.70% 2/15/23	5,000	5,113
Pemex Project Funding Master Trust 6.625% 6/15/35	10,000	12,750
Petrobras International Finance
3.875% 1/27/16	30,000	31,800
5.375% 1/27/21	26,000	29,401
Petrohawk Energy 7.25% 8/15/18	40,000	45,211
Petroleos de Venezuela 9.00% 11/17/21	128,000	122,751
Petroleos Mexicanos 5.50% 6/27/44	40,000	44,100
Plains All American Pipeline 8.75% 5/1/19	40,000	54,487
Pride International 6.875% 8/15/20	65,000	82,332
Quicksilver Resources 9.125% 8/15/19	10,000	8,950
Range Resources 5.00% 8/15/22	20,000	21,000
#Samson Investment 144A 9.75% 2/15/20	5,000	5,313
SandRidge Energy
7.50% 3/15/21	5,000	5,375
8.125% 10/15/22	10,000	11,000
Shell International Finance BV 2.25% 1/6/23	25,000	24,753
Statoil 2.45% 1/17/23	20,000	19,997
Talisman Energy 5.50% 5/15/42	55,000	60,849
•TransCanada PipeLines 6.35% 5/15/67	70,000	75,103

Transocean
3.80% 10/15/22		55,000	56,486
5.05% 12/15/16		55,000	61,294
Weatherford International
4.50% 4/15/22		35,000	37,213
9.625% 3/1/19		30,000	39,187
Williams Partners 7.25% 2/1/17		35,000	42,558
#Woodside Finance 144A
8.125% 3/1/14		45,000	48,567
8.75% 3/1/19		5,000	6,583
			1,953,552
Financials – 0.58%
E Trade Financial 6.375% 11/15/19		20,000	20,600
General Electric Capital
2.10% 12/11/19		10,000	10,044
5.50% 2/1/17	NZD	20,000	17,480
5.55% 5/4/20	USD	20,000	23,812
5.625% 5/1/18		10,000	11,889
5.875% 1/14/38		25,000	30,263
6.00% 8/7/19		79,000	96,243
International Lease Finance
5.875% 4/1/19		10,000	10,590
6.25% 5/15/19		21,000	22,470
8.25% 12/15/20		35,000	41,825
8.75% 3/15/17		35,000	40,600
#IPIC GMTN 144A 5.50% 3/1/22		200,000	236,751
#Nuveen Investments 144A 9.50% 10/15/20		30,000	30,000
			592,567
Insurance – 0.40%
Alleghany 4.95% 6/27/22		10,000	10,974
•Chubb 6.375% 3/29/67		35,000	38,325
#Highmark 144A
4.75% 5/15/21		15,000	15,132
6.125% 5/15/41		5,000	4,821
•ING Groep 5.775% 12/29/49		25,000	23,750
#ING US 144A 5.50% 7/15/22		15,000	16,309
#Liberty Mutual Group 144A
4.95% 5/1/22		30,000	32,758
6.50% 5/1/42		25,000	28,224
•7.00% 3/15/37		10,000	9,988
MetLife
6.40% 12/15/36		35,000	37,598
6.817% 8/15/18		55,000	69,371
Montpelier Re Holdings 4.70% 10/15/22		25,000	25,627
Prudential Financial
3.875% 1/14/15		10,000	10,586
4.50% 11/15/20		10,000	11,184
4.50% 11/16/21		10,000	11,267
•5.625% 6/15/43		10,000	10,413
•5.875% 9/15/42		20,000	21,075
6.00% 12/1/17		10,000	12,012
•XL Group 6.50% 12/29/49		25,000	23,500
			412,914
Media – 0.46%
#CC Holdings GS V 144A 3.849% 4/15/23		10,000	10,195
CCO Holdings
5.25% 9/30/22		10,000	10,175
7.00% 1/15/19		5,000	5,419
Clear Channel Communications 9.00% 3/1/21		10,000	8,975
Clear Channel Worldwide Holdings 7.625% 3/15/20		20,000	20,201
Comcast 4.65% 7/15/42		65,000	68,794
#COX Communications 144A 3.25% 12/15/22		15,000	15,502
DIRECTV Holdings
3.80% 3/15/22		30,000	31,010
5.15% 3/15/42		5,000	5,076
DISH DBS
5.875% 7/15/22		20,000	21,600
7.875% 9/1/19		12,000	14,280
Disney (Walt) 2.35% 12/1/22		25,000	25,285
Interpublic Group
2.25% 11/15/17		15,000	14,801
3.75% 2/15/23		20,000	20,095
4.00% 3/15/22		40,000	41,493
Nielsen Finance 11.625% 2/1/14		2,000	2,230
#Sinclair Television Group 144A 9.25% 11/1/17		12,000	13,260
#Sirius XM Radio 144A 8.75% 4/1/15		20,000	22,750
Time Warner Cable 5.85% 5/1/17		55,000	65,035
#Univision Communications 144A 6.875% 5/15/19		20,000	20,900
#Viacom 144A 4.375% 3/15/43		35,000	34,573
			471,649

Real Estate – 0.51%
Alexandria Real Estate Equities 4.60% 4/1/22	35,000	37,638
American Tower 5.90% 11/1/21	65,000	77,732
Brandywine Operating Partnership 4.95% 4/15/18	30,000	32,851
BRE Properties 3.375% 1/15/23	25,000	24,798
Developers Diversified Realty
4.625% 7/15/22	10,000	10,934
4.75% 4/15/18	20,000	22,192
7.50% 4/1/17	5,000	6,003
7.875% 9/1/20	30,000	38,516
9.625% 3/15/16	15,000	18,427
Digital Realty Trust 5.25% 3/15/21	65,000	72,061
Mack-Cali Realty
2.50% 12/15/17	5,000	5,059
4.50% 4/18/22	25,000	26,712
=National Retail Properties 3.95% 9/15/26	8,000	10,499
Regency Centers 4.80% 4/15/21	30,000	33,235
UDR 4.625% 1/10/22	50,000	55,087
#WEA Finance 144A
3.375% 10/3/22	20,000	20,597
4.625% 5/10/21	25,000	28,042
		520,383
Services – 0.22%
Ameristar Casinos 7.50% 4/15/21	20,000	21,774
#Equinox Holdings 144A 9.50% 2/1/16	3,000	3,168
Geo Group 6.625% 2/15/21	10,000	11,150
#H&E Equipment Services 144A 7.00% 9/1/22	15,000	16,050
Iron Mountain 7.75% 10/1/19	5,000	5,663
M/I Homes 8.625% 11/15/18	15,000	16,575
PHH
7.375% 9/1/19	10,000	11,150
9.25% 3/1/16	25,000	29,312
Pinnacle Entertainment 8.75% 5/15/20	8,000	8,680
Royal Caribbean Cruises 7.00% 6/15/13	7,000	7,210
RSC Equipment Rental 10.25% 11/15/19	14,000	16,310
Ryland Group 8.40% 5/15/17	12,000	14,370
Standard Pacific 10.75% 9/15/16	15,000	18,713
#United Air Lines 144A 12.00% 11/1/13	18,000	18,180
Western Union
2.875% 12/10/17	5,000	4,960
3.65% 8/22/18	20,000	20,470
Wynn Las Vegas 7.75% 8/15/20	5,000	5,725
		229,460
Technology – 0.56%
Amazon.com 2.50% 11/29/22	45,000	44,450
Amkor Technology 7.375% 5/1/18	10,000	10,400
Autodesk 1.95% 12/15/17	15,000	14,943
Avaya
#144A 7.00% 4/1/19	10,000	9,400
9.75% 11/1/15	15,000	13,425
10.125% 11/1/15	5,000	4,500
CDW 12.535% 10/12/17	8,000	8,590
eBay 4.00% 7/15/42	70,000	68,465
First Data
9.875% 9/24/15	15,000	15,375
11.25% 3/31/16	20,000	19,700
Fiserv 3.50% 10/1/22	20,000	20,404
Intel 2.70% 12/15/22	50,000	50,038
Jabil Circuit 7.75% 7/15/16	8,000	9,440
Microsoft 2.125% 11/15/22	50,000	49,620
National Semiconductor 6.60% 6/15/17	55,000	67,991
NetApp
2.00% 12/15/17	15,000	14,964
3.25% 12/15/22	50,000	49,325
Oracle
2.50% 10/15/22	40,000	40,448
5.75% 4/15/18	5,000	6,092
#Seagate Technology International 144A 10.00% 5/1/14	25,000	27,031
Symantec 4.20% 9/15/20	25,000	26,308
		570,909
Telecommunications – 0.61%
AT&T 2.625% 12/1/22	30,000	30,115
CenturyLink 5.80% 3/15/22	50,000	52,951
#Clearwire Communications 144A
12.00% 12/1/15	22,000	23,675
#Crown Castle Towers 144A 4.883% 8/15/20	130,000	146,923
Frontier Communications 6.25% 1/15/13	2,000	2,004

Intelsat Bermuda
11.25% 2/4/17	20,000	21,225
PIK 11.50% 2/4/17	274	292
Intelsat Jackson Holdings 7.25% 10/15/20	15,000	16,369
Level 3 Financing 10.00% 2/1/18	12,000	13,440
MetroPCS Wireless 6.625% 11/15/20	10,000	10,663
PAETEC Holding 8.875% 6/30/17	9,000	9,698
Qwest 6.75% 12/1/21	20,000	23,480
Sprint Capital 8.75% 3/15/32	12,000	14,730
Sprint Nextel
6.00% 12/1/16	10,000	10,925
8.375% 8/15/17	10,000	11,675
9.125% 3/1/17	20,000	23,650
Telefonica Emisiones 6.421% 6/20/16	75,000	83,174
Telesat Canada
#144A 6.00% 5/15/17	10,000	10,550
12.50% 11/1/17	12,000	13,215
#Vivendi 144A
3.45% 1/12/18	45,000	46,523
6.625% 4/4/18	32,000	37,663
West 7.875% 1/15/19	5,000	5,200
Windstream 8.125% 8/1/13	9,000	9,383
		617,523
Transportation – 0.17%
Air Medical Group Holdings 9.25% 11/1/18	15,000	16,650
#Brambles USA 144A 3.95% 4/1/15	40,000	41,724
#ERAC USA Finance 144A
2.75% 3/15/17	5,000	5,224
3.30% 10/15/22	20,000	20,291
5.25% 10/1/20	40,000	45,816
#Penske Truck Leasing 144A
3.375% 3/15/18	10,000	10,102
4.875% 7/11/22	35,000	36,224
		176,031
Utilities – 1.02%
AES 8.00% 6/1/20	9,000	10,395
Ameren Illinois 9.75% 11/15/18	50,000	69,528
#American Transmission Systems 144A 5.25% 1/15/22	50,000	57,684
#APT Pipelines 144A 3.875% 10/11/22	15,000	14,968
#Calpine 144A 7.875% 7/31/20	13,000	14,658
CenterPoint Energy 5.95% 2/1/17	30,000	34,885
CMS Energy 6.25% 2/1/20	10,000	11,729
ComEd Financing III 6.35% 3/15/33	25,000	26,125
#GDF Suez 144A 2.875% 10/10/22	25,000	24,797
GenOn Energy 9.875% 10/15/20	15,000	17,400
Great Plains Energy 5.292% 6/15/22	90,000	101,329
•Integrys Energy Group 6.11% 12/1/66	35,000	36,738
Ipalco Enterprises 5.00% 5/1/18	15,000	15,788
Jersey Central Power & Light 5.625% 5/1/16	10,000	11,355
LG&E & KU Energy
3.75% 11/15/20	25,000	26,447
4.375% 10/1/21	25,000	27,482
#Narragansett Electric 144A 4.17% 12/10/42	15,000	14,926
•NextEra Energy Capital Holdings 6.35% 10/1/66	45,000	48,078
#Niagara Mohawk Power 144A 2.721% 11/28/22	30,000	29,896
NRG Energy 7.875% 5/15/21	15,000	16,725
Pennsylvania Electric 5.20% 4/1/20	25,000	28,871
PPL Capital Funding
3.50% 12/1/22	5,000	5,100
4.20% 6/15/22	10,000	10,775
•6.70% 3/30/67	15,000	15,877
Public Service Company of Oklahoma 5.15% 12/1/19	100,000	116,922
Puget Energy 6.00% 9/1/21	10,000	11,047
•Puget Sound Energy 6.974% 6/1/67	40,000	42,650
SCANA 4.125% 2/1/22	25,000	26,263
Sempra Energy 2.875% 10/1/22	70,000	70,318
•Wisconsin Energy 6.25% 5/15/67	55,000	59,250
Wisconsin Power & Light 2.25% 11/15/22	40,000	39,437
		1,037,443
Total Corporate Bonds (cost $9,621,562)		10,313,132

Non-Agency Asset-Backed Securities – 0.25%
•Bank of America Credit Card Trust Series 2007-A10 A10 0.42% 12/15/16	100,000	100,090
•Chase Issuance Trust Series 2012-A10 A10 0.47% 12/16/19	100,000	100,000
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	14,288	16,013
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.639% 10/15/15	20,000	20,278
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	15,000	15,166
Total Non-Agency Asset-Backed Securities (cost $247,998)		251,547

Non-Agency Collateralized Mortgage Obligations – 0.03%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		1,323	1,387
Series 2005-6 7A1 5.50% 7/25/20		1,320	1,373
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		8,609	8,639
•Series 2006-AR5 2A1 2.615% 4/25/36		17,487	15,770
Total Non-Agency Collateralized Mortgage Obligations (cost $20,173)			27,169

ΔRegional Bonds – 0.71%
Australia – 0.54%
New South Wales Treasury
6.00% 4/1/19	AUD	109,000	129,017
6.00% 3/1/22	AUD	62,000	74,477
Queensland Treasury 6.25% 6/14/19	AUD	217,000	260,151
Treasury Corporation of Victoria 6.00% 10/17/22	AUD	73,000	88,402
			552,047
Canada – 0.17%
Province of British Columbia 2.00% 10/23/22	USD	45,000	44,443
Province of Manitoba 2.10% 9/6/22		50,000	49,822
Province of Ontario 3.15% 6/2/22	CAD	20,000	20,847
Province of Quebec 4.25% 12/1/21	CAD	56,000	63,083
			178,195
Total Regional Bonds (cost $701,849)			730,242

«Senior Secured Loans – 1.48%
Allied Security Holdings Tranche 2L 8.50% 1/21/18	USD	10,000	10,050
Bausch & Lomb Tranche B 4.75% 4/17/19		24,875	25,126
BJ's Wholesale Club 6.50% 9/29/18		20,000	20,292
BNY ConvergEx Group
7.50% 12/16/17		14,088	13,358
(EZE Castle Software) 8.75% 11/29/17		5,912	5,605
Brock Holdings III 10.00% 2/15/18		10,000	10,075
Burlington Coat Factory 5.75% 5/1/17		62,439	63,063
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		85,000	76,104
Chrysler Group 6.00% 5/24/17		72,123	73,756
Clear Channel Communications Tranche A 3.40% 7/30/14		50,377	49,089
Compass Investors 5.25% 12/14/19		25,000	24,979
DaVita
4.00% 8/1/19		25,000	25,211
Tranche B 4.50% 10/20/16		19,848	20,017
Delos Aircraft 4.75% 3/17/16		80,000	80,799
Delta Air Lines Tranche B 5.50% 4/20/17		19,749	19,978
Emdeon Tranche B 5.00% 11/2/18		19,800	20,021
First Data 5.00% 3/24/17		75,510	74,354
¤@GenCorp 9.00% 7/22/13		20,000	20,000
Getty Images 4.75% 9/19/19		25,000	25,066
Gray Television 4.75% 10/11/19		25,000	25,214
Houghton International
1st Lien 5.25% 11/20/19		90,000	90,927
2nd Lien 9.50% 11/20/20		55,000	54,519
IASIS Healthcare Tranche B 5.00% 5/3/18		24,811	24,919
Immucor 5.75% 8/9/19		39,725	40,304
Infor US 4.00% 4/5/18		79,601	80,474
Intelsat Jackson Holdings 4.50% 4/2/18		9,975	10,077
Level 3 Financing 4.75% 8/1/19		35,000	35,252
Multiplan 4.75% 8/26/17		12,451	12,560
Nuveen Investments
5.50% 5/13/17		36,165	36,386
8.25% 3/1/19		35,000	35,766
OSI Restaurant Partners 3.50% 10/5/19		60,000	60,691
PQ 5.25% 5/1/17		15,000	15,105
Protection One 5.75% 3/31/19		19,848	20,133
Remy International Tranche B 6.25% 12/16/16		19,132	19,307
Samson Investment 6.00% 9/10/18		40,000	40,483
Sensus USA 2nd Lien 8.50% 4/13/18		25,000	25,125
Smart & Final 5.75% 11/8/19		12,000	12,019
Toys R US Tranche B 6.00% 9/1/16		24,648	23,918
Truven Health Analytics 5.75% 5/23/19		5,000	5,013
Univision Communications 4.25% 3/31/17		51,528	50,780
Visant 5.25% 12/22/16		18,543	16,897
Warner Chilcott
Tranche B1 4.25% 3/15/18		9,325	9,423
Tranche B1 New 4.25% 3/15/18		3,541	3,579
Tranche B2 4.25% 3/15/18		4,662	4,711
WC Luxco S arl 4.25% 3/15/18		6,411	6,478
WideOpenWest Finance 6.25% 7/17/18		70,000	70,903
Zayo Group 5.25% 7/2/19		16,957	17,191
Total Senior Secured Loans (cost $1,479,123)			1,505,097

ΔSovereign Bonds – 1.60%
Brazil – 0.06%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	112,000	57,610
			57,610
Colombia – 0.06%
Colombia Government International 4.375% 3/21/23	COP	109,000,000	61,754
			61,754
Finland – 0.04%
Finland Government 4.00% 7/4/25	EUR	24,000	39,549
			39,549
Indonesia – 0.18%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	868,000,000	102,356
7.00% 5/15/27	IDR	452,000,000	51,984
11.00% 11/15/20	IDR	179,000,000	25,628
			179,968
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	52,000	17,679
			17,679
Mexico – 0.24%
Mexican Bonos
6.00% 6/18/15	MXN	603,000	48,328
6.50% 6/10/21	MXN	219,500	18,548
6.50% 6/9/22	MXN	242,000	20,473
8.00% 12/17/15	MXN	1,611,900	136,019
Mexico Government International 4.75% 3/8/44		20,000	22,650
			246,018
Panama – 0.03%
Republic of Panama
6.70% 1/26/36	USD	4,000	5,700
8.875% 9/30/27		17,000	27,753
			33,453
Peru – 0.09%
Republic of Peru
5.625% 11/18/50		10,000	13,015
7.125% 3/30/19		61,000	80,154
			93,169
Philippines – 0.16%
Republic of Philippines 9.50% 10/21/24		99,000	159,885
			159,885
Poland – 0.12%
Poland Government
4.00% 10/25/23	PLN	41,000	13,584
5.75% 10/25/21	PLN	299,000	112,428
			126,012
Republic of Korea – 0.03%
Korea Treasury Inflation-Linked 2.75% 6/10/20	KRW	29,577,373	32,078
			32,078
South Africa – 0.27%
South Africa Government
7.00% 2/28/31	ZAR	196,000	21,522
7.25% 1/15/20	ZAR	650,000	81,173
8.00% 12/21/18	ZAR	305,000	39,652
10.50% 12/21/26	ZAR	917,000	139,167
			281,514
Turkey – 0.12%
Turkey Government
4.50% 2/11/15	TRY	22,338	13,602
9.00% 3/5/14	TRY	65,000	37,847
10.50% 1/15/20	TRY	103,000	70,846
			122,295
United Kingdom – 0.14%
United Kingdom Gilt
4.00% 3/7/22	GBP	54,935	107,140
4.50% 3/7/19	GBP	19,000	37,162
			144,302
Uruguay – 0.04%
Republic of Uruguay 8.00% 11/18/22	USD	25,500	37,154
			37,154
Total Sovereign Bonds (cost $1,551,496)			1,632,440

Supranational Banks – 0.07%
Andina de Fomento 4.375% 6/15/22		20,000	21,755
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	190,000	35,441
3.625% 6/22/20	NOK	90,000	17,318
Total Supranational Banks (cost $70,083)			74,514

U.S. Treasury Obligations – 2.21%
U.S. Treasury Bond 2.75% 8/15/42	USD	560,000	540,837
U.S. Treasury Notes
0.625% 11/30/17		520,000	518,334
0.75% 12/31/17		125,000	125,225
∞1.625% 11/15/22		1,075,000	1,063,411
Total U.S. Treasury Obligations (cost $2,272,244)			2,247,807

		Number of
		Shares
Preferred Stock – 0.11%
Alabama Power 5.625%		825	20,873
BB&T 5.85%		625	16,238
•US Bancorp
3.50%		25	21,950
6.50%		800	22,912
Wells Fargo 5.20%		1,000	25,179
Total Preferred Stock (cost $98,339)			107,152

Warrant – 0.02%
Kinder Morgan		5,796	21,909
Total Warrant (cost $10,375)			21,909

Short-Term Investments – 5.81%
≠Discount Notes – 2.14%
Federal Home Loan Bank
0.075% 1/4/13		194,937	194,937
0.10% 1/18/13		127,227	127,227
0.10% 1/23/13		602,285	602,282
0.12% 4/2/13		344,778	344,726
0.125% 3/6/13		499,283	499,248
0.13% 2/6/13		334,809	334,799
0.135% 2/15/13		73,658	73,655
			2,176,874
Repurchase Agreement – 0.95%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $652,497
(collateralized by U.S. government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $665,543)		652,493	652,493

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $315,557
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $321,866)		315,555	315,555
			968,048
U.S. Treasury Obligations – 2.73%
≠U.S. Treasury Bills
0.04% 1/17/13		371,369	371,366
0.04% 3/21/13		575,090	575,049
0.04% 3/28/13		434,996	434,962
0.105% 5/23/13		350,000	349,863
0.105% 5/30/13		350,000	349,856
0.12% 6/6/13		350,000	349,850
0.125% 6/13/13		350,000	349,839
			2,780,785
Total Short-Term Investments (cost $5,925,388)			5,925,707

Total Value of Securities – 102.44%
(cost $88,640,423)			104,409,146
Liabilities Net of Receivables and Other Assets – (2.44%)			(2,482,718)
Net Assets Applicable to 9,948,053 Shares Outstanding – 100.00%			$101,926,428

†Non income producing security.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $777,767, which represented 0.76% of the Fund’s net assets. See Note 6 in “Notes.”
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $204,864, which represented 0.20% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $2,447,771, which represented 2.40% of the Fund’s net assets. See Note 6 in "Notes."
°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.

ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
«Includes foreign currency valued at $189,772 with a cost of $188,474.
¤All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in "Notes."

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	CAD	151,952	USD	(153,300)	2/1/13	$(423)
BAML	COP	53,733,000	USD	(29,855)	2/1/13	479
BAML	EUR	(258,638)	USD	334,725	2/1/13	(6,673)
BAML	JPY	(21,833,822)	USD	265,151	2/1/13	13,397
BAML	KRW	(15,187,900)	USD	14,042	2/1/13	(206)
BAML	NOK	(73,700)	USD	12,970	2/1/13	(270)
BAML	NZD	(20,691)	USD	17,240	2/1/13	136
BAML	TRY	106,938	USD	(59,390)	2/1/13	351
BCLY	RUB	1,556,525	USD	(50,175)	2/1/13	464
CITI	GBP	(12,545)	USD	20,185	2/1/13	(198)
CITI	JPY	2,843,862	USD	(34,592)	2/1/13	(1,801)
CITI	RUB	1,273,200	USD	(41,094)	2/1/13	327
CITI	TRY	106,938	USD	(59,342)	2/1/13	398
CS	IDR	490,783,200	USD	(50,275)	2/1/13	448
GSC	BRL	224,924	USD	(107,337)	2/1/13	1,977
GSC	GBP	(25,766)	USD	41,441	2/1/13	(424)
GSC	NOK	(110,720)	USD	19,469	2/1/13	(421)
HSBC	EUR	(25,145)	USD	32,554	2/1/13	(638)
HSBC	GBP	(16,136)	USD	25,960	2/1/13	(258)
HSBC	JPY	8,146,079	USD	(98,801)	2/1/13	(4,873)
HSBC	MXN	(778,608)	USD	60,612	2/1/13	203
HSBC	TRY	36,320	USD	(20,167)	2/1/13	124
JPMC	BRL	124,250	USD	(59,153)	2/1/13	1,233
JPMC	EUR	(132,815)	USD	172,265	2/1/13	(3,049)
JPMC	GBP	(83,717)	USD	134,533	2/1/13	(1,490)
JPMC	JPY	5,860,300	USD	(70,000)	2/1/13	(2,428)
JPMC	NOK	959,410	USD	(171,980)	2/1/13	370
JPMC	SEK	565,833	USD	(86,000)	2/1/13	970
MNB	AUD	(4,808)	USD	4,977	1/2/13	(21)
MNB	CAD	(25,993)	USD	26,111	1/2/13	(58)
MNB	CHF	(18,292)	USD	19,984	1/3/13	3
MNB	DKK	(36,139)	USD	6,399	1/3/13	6
MNB	EUR	(40,798)	USD	54,177	1/3/13	339
MNB	GBP	(28,034)	USD	45,063	1/2/13	(494)
MNB	HKD	(92,491)	USD	11,931	1/2/13	(3)
MNB	JPY	(5,082,114)	USD	59,005	1/7/13	418
MNB	JPY	489,078	USD	(5,688)	1/8/13	(50)
MNB	KRW	(4,351,025)	USD	4,061	1/2/13	(29)
MNB	NOK	(42,488)	USD	7,605	1/3/13	(36)
MNB	SEK	(70,554)	USD	10,822	1/3/13	(30)
MSC	BRL	123,665	USD	(59,016)	2/1/13	1,086
MSC	GBP	(19,600)	USD	31,523	2/1/13	(323)
MSC	JPY	9,394,540	USD	(114,215)	2/1/13	(5,892)
TD	JPY	(7,744,376)	USD	92,000	2/1/13	2,704
TD	RUB	2,159,500	USD	(70,000)	2/1/13	255
						$(4,400)

Futures Contracts

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
(2)	Euro-O.A.T	$(355,108)	$(359,353)	3/12/13	$(4,245)
1	Long Gilt	191,394	193,239	3/29/13	1,845
(5)	U.S. Long Bond	(729,743)	(737,500)	3/29/13	(7,757)
(3)	U.S. Treasury 10 yr Notes	(399,000)	(398,344)	3/29/13	656
		$1,292,457			$(9,501)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CS – Credit Suisse
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
O.A.T – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SDR – Special Drawing Right
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Securities
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,303,783
Aggregate unrealized appreciation	$18,096,774
Aggregate unrealized depreciation	(2,991,411)
Net unrealized appreciation	$15,105,363

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$4,252,987	$120,278	$4,373,265
Common Stock	51,037,919	25,581,328	-	76,619,247
Convertible Preferred Stock	54,200	70,452	-	124,652
Corporate Debt	-	12,411,839	30,499	12,442,338
Foreign Debt	-	2,437,196	-	2,437,196
Investment Companies	109,873	-	-	109,873
U.S. Treasury Obligations	-	2,247,807	-	2,247,807
Short-Term Investments	-	5,925,707	-	5,925,707
Other	129,061	-	-	129,061
Total	$51,331,053	$52,927,316	$150,777	$104,409,146

Foreign Currency Exchange
Contracts	$-	$(4,400)	$-	$(4,400)
Futures Contracts	(9,501)	-	-	(9,501)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period. During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Unfunded Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of December 31, 2012, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$20,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. During the year ended December 31, 2012, the Fund entered into futures contracts in the normal course of pursuing their respective investment objective and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses or gains on swap contracts. Upon payment or receipt, such amounts are recorded as realized losses or gains on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses or gains on swap contracts. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. There were no swap contracts outstanding at December 31, 2012.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended December 31, the Fund had no securities out on loan.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of their assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which includes limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

December 31, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 56.42%
U.S. Markets – 31.56%
Consumer Discretionary – 3.24%
†AFC Enterprises	7,305	$190,880
†BorgWarner	1,520	108,862
†Buffalo Wild Wings	1,560	113,599
CEC Entertainment	3,095	102,723
=†Century Communications Tracking	25,000	0
Cheesecake Factory	3,180	104,050
Cinemark Holdings	8,030	208,619
Comcast Class A	35,200	1,315,775
Comcast Special Class	16,290	585,626
Cooper Tire & Rubber	6,115	155,076
DSW Class A	2,655	174,407
†Express	6,300	95,067
Ford Motor	33,210	430,070
†G-III Apparel Group	3,605	123,399
†Iconix Brand Group	8,480	189,274
†Jack in the Box	5,410	154,726
Jarden	6,750	348,975
Jones Group	3,610	39,927
†Jos. A Bank Clothiers	3,520	149,882
†Liberty Interactive Class A	68,450	1,347,095
Lowe's	34,000	1,207,680
Macy's	8,560	334,011
†Madden (Steven)	4,865	205,644
McDonald's	5,630	496,622
National CineMedia	6,685	94,459
NIKE Class B	16,400	846,240
Nordstrom	6,040	323,140
†OpenTable	1,855	90,524
Perry Ellis International	6,410	127,559
†priceline.com	2,050	1,273,460
Regal Entertainment Group Class A	5,730	79,934
†Sally Beauty Holdings	15,375	362,389
†SHFL Entertainment	10,995	159,428
Staples	52,225	595,365
Starbucks	6,400	343,168
Target	5,700	337,269
†Tenneco	4,445	156,064
Viacom Class B	3,050	160,857
		13,131,845
Consumer Staples – 2.61%
Archer-Daniels-Midland	44,580	1,221,046
Avon Products	59,500	854,420
Casey's General Stores	3,185	169,124
Coca-Cola	7,580	274,775
CVS Caremark	32,270	1,560,255
General Mills	8,490	343,081
J&J Snack Foods	2,305	147,382
Kimberly-Clark	4,300	363,049
Kraft Foods Group	25,267	1,148,875
Mondelez International Class A	28,100	715,707
PepsiCo	8,500	581,655
†Prestige Brands Holdings	5,475	109,664
Procter & Gamble	10,120	687,047
Safeway	56,300	1,018,467
†Susser Holdings	4,115	141,926
Walgreen	33,200	1,228,732
		10,565,205
Energy – 3.36%
Berry Petroleum Class A	3,045	102,160
†Bonanza Creek Energy	4,250	118,108
Bristow Group	3,115	167,151
†C&J Energy Services	4,380	93,907
†Carrizo Oil & Gas	4,945	103,449
Chevron	17,490	1,891,368
ConocoPhillips	19,800	1,148,202

†Diamondback Energy	1,700	32,504
EOG Resources	18,560	2,241,861
Exxon Mobil	7,140	617,967
Halliburton	33,800	1,172,522
Hess	3,760	199,130
†Key Energy Services	12,320	85,624
Kinder Morgan	46,750	1,651,678
Lufkin Industries	2,055	119,457
Marathon Oil	43,310	1,327,885
National Oilwell Varco	2,220	151,737
Occidental Petroleum	19,130	1,465,549
†Pioneer Energy Services	13,950	101,277
†RigNet	5,185	105,930
†Rosetta Resources	3,105	140,843
Schlumberger	7,570	524,525
†Swift Energy	4,650	71,564
		13,634,398
Financials – 5.49%
AFLAC	6,410	340,499
Allstate	29,200	1,172,963
Alterra Capital Holdings	3,585	101,061
American Campus Communities	1,225	56,509
American Equity Investment Life Holding	12,270	149,817
American Tower	1,125	86,929
Ameriprise Financial	4,480	280,582
†AMERISAFE	2,720	74,120
Apartment Investment & Management	4,000	108,240
AvalonBay Communities	2,275	308,467
Bank of New York Mellon	47,400	1,218,179
BBCN Bancorp	7,695	89,031
BlackRock	2,150	444,427
Boston Properties	3,150	333,302
BRE Properties	1,775	90,223
Camden Property Trust	2,725	185,872
†Capital Bank Financial	5,700	97,299
Capital One Financial	5,350	309,926
Cardinal Financial	9,050	147,244
CBL & Associates Properties	3,000	63,630
City Holding	3,455	120,407
CME Group	13,600	689,656
Colonial Properties Trust	3,250	69,453
Corporate Office Properties Trust	3,900	97,422
DCT Industrial Trust	28,725	186,425
DDR	3,925	61,466
Digital Realty Trust	1,750	118,808
Dime Community Bancshares	8,045	111,745
Duke Realty	5,800	80,446
DuPont Fabros Technology	6,780	163,805
EastGroup Properties	3,620	194,792
Education Realty Trust	4,650	49,476
EPR Properties	3,135	144,555
Equity Lifestyle Properties	900	60,561
Equity Residential	5,550	314,519
Essex Property Trust	650	95,323
Extra Space Storage	2,100	76,419
Federal Realty Investment Trust	850	88,417
†First Industrial Realty Trust	5,200	73,216
Flushing Financial	7,670	117,658
General Growth Properties	8,775	174,184
HCP	5,200	234,936
Health Care REIT	3,375	206,854
Healthcare Realty Trust	4,400	105,644
Home Bancshares	2,960	97,739
Host Hotels & Resorts	29,295	459,053
Independent Bank	3,985	115,366
†IntercontinentalExchange	9,810	1,214,575
JPMorgan Chase	16,280	715,832
Kilroy Realty	1,850	87,635
Kimco Realty	8,050	155,526
LaSalle Hotel Properties	6,055	153,736
Lexington Realty Trust	7,575	79,159
Liberty Property Trust	3,075	109,993
Macerich	2,575	150,123
Marsh & McLennan	33,500	1,154,744
National Retail Properties	6,595	205,764
Park National	1,960	126,675
Parkway Properties	2,525	35,325
†Piper Jaffray	3,770	121,130

Primerica	4,440	133,244
ProAssurance	2,210	93,240
Progressive	55,750	1,176,324
ProLogis	8,300	302,867
Prosperity Bancshares	3,295	138,390
Prudential Financial	5,570	297,048
PS Business Parks	1,025	66,605
Public Storage	2,025	293,544
Ramco-Gershenson Properties Trust	12,550	167,041
Rayonier	1,100	57,013
Regency Centers	2,175	102,486
RLJ Lodging Trust	1,850	35,835
Senior Housing Properties Trust	2,125	50,235
Simon Property Group	5,700	901,113
SL Green Realty	2,100	160,965
Sovran Self Storage	2,645	164,255
State Street	6,210	291,932
†Strategic Hotels & Resorts	8,450	54,080
Summit Hotel Properties	3,450	32,775
†Sunstone Hotel Investors	3,750	40,163
Susquehanna Bancshares	12,325	129,166
Tanger Factory Outlet Centers	2,600	88,920
Taubman Centers	825	64,944
†Texas Capital Bancshares	1,670	74,849
Travelers	21,000	1,508,219
Trustmark	4,140	92,984
Ventas	3,775	244,318
Vornado Realty Trust	2,075	166,166
†WageWorks	3,035	54,023
†Walter Investment Management	3,265	140,460
Webster Financial	6,145	126,280
Wells Fargo	19,520	667,194
†Western Alliance Bancorp	5,915	62,285
		22,255,845
Healthcare – 4.01%
Abbott Laboratories	7,240	474,220
†Acorda Therapeutics	4,555	113,237
Air Methods	4,860	179,285
†Align Technology	5,600	155,400
†Alkermes	9,420	174,458
Allergan	17,400	1,596,102
Baxter International	18,600	1,239,876
Cardinal Health	26,000	1,070,680
†Celgene	13,610	1,071,379
†Cepheid	1,760	59,506
Conmed	4,560	127,452
CryoLife	10,885	67,814
†Express Scripts	7,830	422,820
†Gilead Sciences	6,760	496,522
†Greenway Medical Technologies	3,235	49,690
†Haemonetics	3,960	161,726
†Incyte	5,810	96,504
†InterMune	7,775	75,340
Johnson & Johnson	17,770	1,245,677
Merck	42,280	1,730,943
†Merit Medical Systems	9,455	131,425
Perrigo	6,600	686,598
Pfizer	82,302	2,064,135
Quest Diagnostics	19,100	1,112,957
†Quidel	7,520	140,398
Spectrum Pharmaceuticals	11,370	127,230
Thermo Fisher Scientific	6,430	410,105
UnitedHealth Group	9,440	512,026
†Vertex Pharmaceuticals	4,210	176,567
†WellCare Health Plans	2,345	114,178
West Pharmaceutical Services	2,715	148,646
		16,232,896
Industrials – 2.87%
AAON	5,995	125,116
Acuity Brands	3,670	248,569
Applied Industrial Technologies	4,720	198,287
Barnes Group	5,535	124,316
Caterpillar	7,600	680,808
†Chart Industries	2,255	150,341
†Columbus McKinnon	6,400	105,728
†Cross Country Healthcare	11,145	53,496
Cummins	1,650	178,778
Deere	3,850	332,717

Eaton	3,450	186,990
ESCO Technologies	3,140	117,467
†Esterline Technologies	2,950	187,650
FedEx	2,270	208,204
Fluor	3,110	182,681
†FTI Consulting	3,235	106,755
General Electric	24,740	519,293
†Genesee & Wyoming	1,620	123,250
Granite Construction	3,853	129,538
Honeywell International	6,930	439,847
Hunt (J.B.) Transport Services	2,650	158,232
†Kadant	4,895	129,766
†KEYW Holding	8,455	107,294
Kforce	10,040	143,873
Lockheed Martin	2,570	237,185
Manpower	3,030	128,593
McGrath RentCorp	3,065	88,946
†MYR Group	6,110	135,948
Northrop Grumman	17,400	1,175,892
Raytheon	19,700	1,133,932
Republic Services	5,600	164,248
Rockwell Collins	1,830	106,451
†RPX	4,650	42,036
†Tetra Tech	4,335	114,661
†Titan Machinery	4,460	110,162
Towers Watson Class A	3,910	219,781
Triumph Group	4,760	310,828
Union Pacific	3,430	431,220
United Stationers	5,065	156,964
United Technologies	6,770	555,208
URS	5,210	204,545
US Ecology	6,185	145,595
Waste Management	33,100	1,116,794
†XPO Logistics	7,290	126,700
		11,644,685
Information Technology – 7.42%
Accenture Class A	4,890	325,185
†Adobe Systems	37,525	1,413,941
†Amkor Technology	17,325	73,631
Anixter International	2,110	134,998
Apple	7,295	3,888,453
†Applied Micro Circuits	15,725	132,090
Avago Technologies	7,170	227,002
†BMC Software	34,875	1,383,142
†Brightcove	9,265	83,756
†Cirrus Logic	3,005	87,055
Cisco Systems	66,160	1,300,044
†Citrix Systems	3,100	203,825
†Cognizant Technology Solutions Class A	3,790	280,650
†comScore	4,250	58,565
†EMC	19,040	481,712
†EPAM Systems	3,445	62,355
†ExactTarget	4,555	91,100
†ExlService Holdings	2,660	70,490
†FARO Technologies	3,830	136,654
†Fortinet	8,410	177,199
†Google Class A	2,485	1,762,783
Intel	64,930	1,339,506
International Business Machines	1,890	362,030
†InterXion Holding	4,775	113,454
Intuit	23,525	1,399,737
j2 Global	5,010	153,206
†Liquidity Services	2,375	97,043
†LogMeln	5,105	114,403
MasterCard Class A	3,635	1,785,802
Microsoft	23,890	638,580
Motorola Solutions	22,514	1,253,580
†NETGEAR	3,080	121,414
†Nuance Communications	5,970	133,250
Plantronics	2,945	108,582
†Polycom	35,675	373,161
†Proofpoint	4,370	53,795
QUALCOMM	38,615	2,394,901
†Rofin-Sinar Technologies	4,315	93,549
†Semtech	5,780	167,331
†Shutterfly	3,345	99,915
†SS&C Technologies Holdings	4,230	97,798
†Synaptics	4,240	127,073

Syntel	1,575	84,404
†TeleTech Holdings	7,185	127,893
†Teradata	14,250	881,933
Texas Instruments	8,060	249,376
†Trulia	995	16,159
†ValueClick	6,545	127,038
†VeriFone Systems	14,900	442,232
†VeriSign	22,975	891,890
†ViaSat	2,380	92,582
Visa Class A	13,075	1,981,908
†Vocus	6,520	113,318
Xerox	140,600	958,892
†Yahoo	36,400	724,360
		30,094,725
Materials – 0.81%
Allegheny Technologies	6,950	211,002
Boise	13,810	109,790
Buckeye Technologies	4,250	122,018
Celanese Class A	5,910	263,172
†Coeur d'Alene Mines	4,495	110,577
duPont (E.I.) deNemours	29,300	1,317,621
Eastman Chemical	3,810	259,271
Innophos Holdings	2,300	106,950
International Paper	8,490	338,242
Kaiser Aluminum	1,480	91,301
Koppers Holdings	2,670	101,861
Materion	4,250	109,565
US Silica Holdings	8,285	138,608
		3,279,978
Telecommunication Services – 1.20%
AT&T	50,960	1,717,862
Atlantic Tele-Network	1,985	72,869
†Crown Castle International	26,900	1,941,103
NTELOS Holdings	4,890	64,108
Verizon Communications	24,800	1,073,096
		4,869,038
Utilities – 0.55%
=†Calpine Escrow Tracking	20,000	0
Cleco	3,610	144,436
Edison International	27,460	1,240,916
MDU Resources Group	9,400	199,656
NorthWestern	2,770	96,202
OGE Energy	4,220	237,628
Sempra Energy	3,040	215,658
UIL Holdings	2,720	97,403
		2,231,899
Total U.S. Markets (cost $94,761,957)		127,940,514

§Developed Markets – 18.24%
Consumer Discretionary – 2.96%
Adidas	3,400	303,367
Aeon	14,200	162,070
Bayerische Motoren Werke	11,390	1,108,078
British Sky Broadcasting Group	18,750	236,555
Cie Financiere Richemont Class A	2,690	210,957
Crown	14,950	167,242
Don Quijote	26,600	977,206
Hennes & Mauritz Class B	9,400	325,889
Jupiter Telecommunications	130	161,695
LVMH Moet Hennessy Louis Vuitton	1,200	221,410
McDonald's Holdings Japan	5,800	152,848
Nitori Holdings	9,374	685,890
Pirelli & C	14,700	169,324
PPR	5,486	1,030,056
Publicis Groupe	14,205	854,391
Shimamura	1,500	145,570
Shimano	2,800	179,055
SKYCITY Entertainment Group	56,200	176,916
Sumitomo Rubber Industries	38,041	459,394
Suzuki Motor	9,300	243,043
Techtronic Industries	262,500	496,911
Toyota Motor	48,889	2,279,901
Yamada Denki	3,845	148,416
Yue Yuen Industrial Holdings	332,500	1,124,669
		12,020,853
Consumer Staples – 2.74%
Anheuser-Busch InBev	5,340	464,908
†Aryzta	31,887	1,639,235

Asahi Group Holdings	9,000	191,381
British American Tobacco	10,750	546,644
Carlsberg Class B	8,746	861,449
Coca-Cola Amatil	47,450	667,473
Danone	2,820	185,710
Diageo	15,730	458,303
Greggs	80,083	597,582
Imperial Tobacco Group	4,780	185,385
Kao	8,400	218,593
Kerry Group Class A	3,970	209,643
Koninklijke Ahold	16,700	223,871
†Lindt & Spruengli	51	166,162
L'Oreal	2,040	283,775
Nestle	16,770	1,093,117
Reckitt Benckiser Group	6,040	383,535
SABMiller	3,960	183,845
Tate & Lyle	15,790	195,417
Tesco	193,099	1,064,028
Toyo Suisan Kaisha	8,000	212,868
Unilever	6,000	233,297
Unilever CVA	7,340	280,780
WM Morrison Supermarkets	48,700	209,166
Woolworths	11,300	346,999
		11,103,166
Energy – 1.08%
Aker Solutions	10,230	211,771
AMEC	9,500	157,093
BG Group	23,000	383,754
†Lundin Petroleum	6,635	153,602
Saipem	5,600	218,079
Santos	17,400	204,066
Subsea 7	42,547	1,022,126
Total	23,165	1,205,022
Transocean	18,200	812,630
		4,368,143
Financials – 2.08%
Aberdeen Asset Management	27,000	162,520
Admiral Group	10,370	197,594
AIA Group	54,000	214,199
AXA	57,900	1,039,363
City Developments	20,000	213,926
Daito Trust Construction	2,300	217,085
†Danske Bank	13,100	222,447
†Erste Group Bank	6,240	198,346
Hang Lung Group	27,000	155,344
Hargreaves Lansdown	14,500	162,224
KBC Groep	6,200	216,027
Man Group	125,500	172,176
Mitsubishi UFJ Financial Group	237,473	1,283,289
Muenchener Rueckversicherungs	1,770	319,449
Nordea Bank	114,951	1,106,087
Oversea-Chinese Banking	31,000	249,828
SCOR	6,500	175,639
Seven Bank	62,600	164,907
†Shopping Centres Australasia Property Group	40,000	62,367
Sony Financial Holdings	8,700	156,204
Standard Chartered	56,479	1,462,111
†UBS	17,100	267,347
		8,418,479
Healthcare – 2.59%
Bayer	5,980	570,112
Coloplast Class B	3,700	181,412
CSL	5,700	322,117
Dainippon Sumitomo Pharma	14,200	170,369
Fresenius	2,255	259,410
GlaxoSmithKline	33,600	731,775
†ICON ADR	5,110	141,854
Luxottica Group	4,270	176,197
Meda Class A	33,961	350,213
Miraca Holdings	3,900	157,043
Novartis	18,680	1,178,981
Novo Nordisk ADR	7,325	1,195,513
Novo Nordisk Class B	3,105	505,505
Roche Holding	4,370	882,711
Sanofi	13,906	1,318,354
Stada Arzneimittel	24,632	796,948
Teva Pharmaceutical Industries ADR	41,900	1,564,546
		10,503,060

Industrials – 2.83%
†ABB	11,550	239,296
Alstom	19,485	784,724
Assa Abloy Class B	5,920	222,922
Brambles	26,100	207,154
Cie de Saint-Gobain	10,224	438,941
Deutsche Post	44,656	983,310
East Japan Railway	21,241	1,371,710
Elbit Systems	4,150	166,685
European Aeronautic Defence & Space	6,050	238,435
FANUC	900	167,223
G4S	47,430	198,793
Hoya	9,600	188,907
IHI	75,000	194,225
Invensys	37,800	202,351
ITOCHU	109,249	1,153,133
Keppel	27,000	246,582
Komatsu	11,800	302,391
Kone Class B	2,720	201,117
Koninklijke Philips Electronics	34,318	908,506
Mitsubishi Electric	32,000	272,098
††Rolls-Royce Holdings	9,100	130,565
Schindler Holding	1,325	191,491
Schneider Electric	3,580	262,132
Singapore Airlines	19,000	168,542
Sodexo	2,540	214,570
Swire Pacific Class A	16,000	200,158
Teleperformance	32,510	1,181,884
Volvo Class B	20,320	280,292
Yamato Holdings	11,400	173,016
		11,491,153
Information Technology – 0.66%
ASM Pacific Technology	14,750	181,101
†ASML Holding	4,489	287,820
†CGI Group Class A	55,454	1,280,760
Computershare	18,100	170,913
SAP	4,530	364,173
Seiko Epson	24,400	198,760
†Trend Micro	6,100	184,068
		2,667,595
Materials – 2.56%
Air Liquide	2,550	322,076
Anglo American ADR	11,300	173,945
†AuRico Gold	111,202	916,934
BASF	5,140	485,909
BHP Billiton Limited	22,500	879,256
Holmen B Shares	4,980	148,077
Johnson Matthey	5,450	214,159
Kansai Paint	16,000	172,202
Lafarge	8,667	559,499
Lonmin	34,300	162,380
Rexam	131,973	944,583
Rio Tinto	31,533	1,839,748
Rio Tinto Limited	4,200	295,582
Shin-Etsu Chemical	4,600	280,366
Syngenta	880	355,178
Syngenta ADR	13,300	1,074,640
Umicore	3,770	208,701
Yamana Gold	78,708	1,355,846
		10,389,081
Telecommunication Services – 0.54%
BT Group	37,100	141,588
KDDI	11,600	819,002
Millicom International Cellular SDR	2,145	186,252
#†Telefonica Deutschland Holding 144A	24,500	186,675
Vodafone Group	218,248	549,557
Vodafone Group ADR	11,530	290,441
		2,173,515
Utilities – 0.20%
Centrica	32,700	178,522
National Grid	34,616	397,148
Shikoku Electric Power	14,900	237,389
		813,059
Total Developed Markets (cost $62,089,488)		73,948,104

XEmerging Markets – 6.62%
Consumer Discretionary – 0.38%
Grupo Televisa ADR	20,550	546,219

Hyundai Home Shopping Network	4,787	546,217
Hyundai Motor	1,090	226,162
Mahindra & Mahindra	13,915	238,640
		1,557,238
Consumer Staples – 0.82%
Brazil Foods ADR	24,460	516,351
China Mengniu Dairy	105,000	300,152
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,200	275,218
Fomento Economico Mexicano ADR	3,325	334,828
†Hypermarcas	37,300	302,624
Lotte Chilsung Beverage	252	359,060
Lotte Confectionery	169	259,435
Tingyi Cayman Islands Holding	83,816	235,832
Tsingtao Brewery	28,162	167,867
United Spirits	7,968	275,754
Wal-Mart de Mexico Series V	84,992	279,025
		3,306,146
Energy – 1.28%
Cairn India	43,548	255,247
China Petroleum & Chemical	160,500	184,794
CNOOC ADR	1,440	316,800
Gazprom ADR	56,930	550,254
LUKOIL ADR	5,900	398,250
PetroChina ADR	1,800	258,804
Petroleo Brasileiro SA ADR	45,300	881,991
†Polski Koncern Naftowy Orlen	11,229	180,205
PTT	26,091	282,986
#Reliance Industries GDR 144A	31,458	960,098
†Rosneft Oil GDR	37,800	342,515
Sasol ADR	5,600	242,424
Tambang Batubara Bukit Asam Persero	141,000	222,292
YPF ADR	8,400	122,220
		5,198,880
Financials – 0.98%
Banco Santander Brasil ADR	34,650	251,906
Bangkok Bank	38,861	249,688
China Construction Bank	365,449	298,672
=#†Etalon Group GDR 144A	16,400	89,380
ICICI Bank ADR	7,100	309,631
Industrial & Commercial Bank of China	644,800	465,438
Itau Unibanco Holding ADR	20,600	339,076
@†KB Financial Group ADR	15,889	570,430
Samsung Life Insurance	2,873	255,045
=Sberbank	152,490	466,711
Standard Bank Group	26,923	380,822
@†UEM Land Holdings	403,823	279,821
		3,956,620
Industrials – 0.36%
All America Latina Logistica	25,923	105,160
†Empresas ICA ADR	21,400	215,284
†Gol Linhas Aereas Inteligentes ADR	28,400	186,304
@KCC	1,532	430,943
Remgro	10,581	200,262
Santos Brasil Participacoes	11,700	166,776
Siam Cement	11,497	165,822
		1,470,551
Information Technology – 1.01%
†Baidu ADR	2,200	220,638
†Foxconn International Holdings	338,000	165,808
Hon Hai Precision Industry	175,715	543,407
†LG Display ADR	16,800	243,264
LG Electronics	3,173	221,653
Samsung Electronics	1,043	1,508,352
†Sina	3,700	185,814
†Sohu.com	5,700	269,838
Taiwan Semiconductor Manufacturing	72,069	240,842
Taiwan Semiconductor Manufacturing ADR	15,400	264,264
United Microelectronics	422,000	170,411
†WNS Holdings ADR	7,725	80,495
		4,114,786
Materials – 0.71%
Anglo American Platinum	3,568	189,440
@†ArcelorMittal South Africa	20,627	88,441
Braskem ADR	15,475	206,591
†Cemex ADR	38,850	383,450
†Cemex Latam Holdings	50,637	326,117
@†Fibria Celulose ADR	31,390	356,904
@Gerdau	15,700	118,104

Gerdau ADR		18,800	169,012
Impala Platinum Holdings		7,727	154,970
Siam Cement NVDR		9,000	129,808
Ultratech Cement		6,030	219,985
Vale ADR		25,025	524,524
			2,867,346
Telecommunication Services – 1.08%
America Movil ADR		10,700	247,598
China Mobile ADR		6,125	359,660
China Telecom		502,000	283,876
China Unicom Hong Kong ADR		27,643	450,304
Chunghwa Telecom ADR		7,760	250,958
@†KT ADR		29,450	492,993
†MegaFon GDR		13,700	326,060
Mobile Telesystems ADR		9,700	180,905
MTN Group		12,871	271,684
SK Telecom ADR		43,500	688,605
Telefonica Brasil ADR		12,605	303,276
†Turkcell Iletisim Hizmetleri ADR		13,350	215,469
Vodacom Group		20,815	307,192
			4,378,580
Total Emerging Markets (cost $23,683,451)			26,850,147
Total Common Stock (cost $180,534,896)			228,738,765

Convertible Preferred Stock – 0.20%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		2,000	91,400
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		1,957	117,298
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		37	42,004
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		25	22,266
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		147	152,548
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		89	109,470
PPL 9.50% exercise price $28.80, expiration date 7/1/13		2,300	121,348
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		583	60,953
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		72	88,200
Total Convertible Preferred Stock (cost $823,353)			805,487

Exchange-Traded Fund – 0.10%
iShares MSCI EAFE Growth Index		6,380	383,055
Total Exchange-Traded Fund (cost $371,037)			383,055

		Principal
		Amount[o]
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	67,595
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.585% 11/25/32		10,801	9,987
Total Agency Asset-Backed Securities (cost $73,566)			77,582

Agency Collateralized Mortgage Obligations – 0.24%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		41,247	48,018
Series 2003-26 AT 5.00% 11/25/32		149,178	156,300
Series 2003-122 AJ 4.50% 2/25/28		12,164	12,265
Series 2010-41 PN 4.50% 4/25/40		120,000	136,502
Series 2010-96 DC 4.00% 9/25/25		5,000	5,430
•Series 2012-124 SD 5.943% 11/25/42		289,516	90,263
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		30,099	34,593
Series 4065 DE 3.00% 6/15/32		30,000	31,510
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	337,339
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	106,597
Total Agency Collateralized Mortgage Obligations (cost $901,448)			958,817

Agency Mortgage-Backed Securities – 5.87%
Fannie Mae 6.50% 8/1/17		22,820	25,253
Fannie Mae Relocation 30 yr 5.00% 1/1/36		13,592	14,588
Fannie Mae S.F. 15 yr
2.50% 12/1/27		335,000	350,564
3.00% 11/1/27		57,563	61,218
4.00% 11/1/25		313,847	341,561
5.00% 9/1/18		28,233	30,682
5.50% 6/1/22		3,614	3,909
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/28		3,120,000	3,262,350
3.00% 1/1/28		3,919,000	4,136,382
Fannie Mae S.F. 20 yr
5.50% 8/1/28		29,684	32,289
5.50% 12/1/29		19,864	21,607

Fannie Mae S.F. 30 yr
4.50% 8/1/41	44,968	48,816
5.00% 2/1/35	10,284	11,205
6.00% 4/1/38	347,362	379,535
6.00% 11/1/39	34,680	37,968
6.00% 7/1/40	21,086	23,085
6.00% 2/1/41	199,470	220,071
6.50% 2/1/36	54,991	62,109
7.50% 6/1/31	25,820	31,538
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/43	6,425,000	6,732,195
3.50% 1/1/43	5,120,000	5,458,600
•Freddie Mac ARM
5.678% 7/1/36	32,700	34,855
7.021% 4/1/34	14,359	15,325
Freddie Mac S.F. 15 yr 5.00% 6/1/18	32,489	34,805
Freddie Mac S.F. 30 yr
5.50% 5/1/38	19,860	21,442
5.50% 7/1/38	88,238	95,266
5.50% 8/1/38	372,436	403,034
5.50% 12/1/38	48,221	52,092
5.50% 5/1/40	15,674	16,933
5.50% 7/1/40	803,759	869,791
6.00% 4/1/37	138,680	150,918
6.00% 8/1/38	153,865	169,068
6.00% 10/1/38	226,108	248,747
6.00% 5/1/40	327,437	356,333
7.00% 11/1/33	27,312	32,193
GNMA I S.F. 30 yr 7.50% 9/15/31	17,957	19,789
Total Agency Mortgage-Backed Securities (cost $23,740,871)		23,806,116

Commercial Mortgage-Backed Securities – 1.38%
BAML Commercial Mortgage Securities Series 2006-4 A4 5.634% 7/10/46	135,000	154,444
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	59,640	62,694
Series 2005-PW10 A4 5.405% 12/11/40	90,000	100,228
Series 2005-T20 A4A 5.303% 10/12/42	75,000	83,210
Series 2006-PW12 A4 5.895% 9/11/38	345,000	394,925
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	160,000	167,773
•tCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	85,000	93,800
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	42,985	44,772
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	315,000	375,236
•Series 2011-LC1A C 5.557% 11/10/46	100,000	117,260
•#FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45	90,000	91,899
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	232,469
Series 2005-GG4 A4 4.761% 7/10/39	240,000	258,655
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	129,426
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	192,818
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	125,000	137,453
•Series 2005-LDP5 A4 5.345% 12/15/44	1,110,000	1,237,172
Series 2011-C5 A3 4.171% 8/15/46	255,000	290,415
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	90,000	93,387
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	400,000	437,008
•Series 2007-T27 A4 5.65% 6/13/42	245,000	290,124
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	158,425
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	215,000	221,909
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	195,000	201,106
Series 2012-C9 B 3.84% 11/15/45	45,000	46,393
Total Commercial Mortgage-Backed Securities (cost $5,199,531)		5,613,001

Convertible Bonds – 1.09%
AAR 1.75% exercise price $28.62, expiration date 1/1/26	112,000	112,280
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	193,000	180,455
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	105,000	70,875
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	26,000	26,228
Alere 3.00% exercise price $43.98, expiration date 5/15/16	101,000	94,940
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	123,000	132,686
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	174,000	131,044
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	55,000	50,738
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	60,000	48,750
2.50% exercise price $51.14, expiration date 5/15/37	32,000	28,960
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	65,000	71,906

#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30		171,000	177,306
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16		50,000	38,000
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		79,000	85,616
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		119,000	140,941
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42		55,000	54,828
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16		105,000	109,266
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		91,000	88,668
Intel 3.25% exercise price $22.20, expiration date 8/1/39		88,000	103,565
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14		90,000	94,331
Jefferies Group 3.875% exercise price $37.20, expiration date 10/31/29		171,000	170,252
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35		132,000	134,310
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14		176,000	168,740
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30		80,000	123,400
Linear Technology 3.00% exercise price $42.07, expiration date 4/30/27		141,000	147,521
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		228,000	226,859
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		132,000	140,003
Mylan 3.75% exercise price $13.32, expiration date 9/15/15		50,000	106,531
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		47,000	51,259
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13		48,000	48,060
2.75% exercise price $42.13, expiration date 6/30/17		174,000	153,120
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		215,000	213,790
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		17,000	16,458
PHH 4.00% exercise price $25.80, expiration date 2/28/14		173,000	194,301
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		86,000	85,946
#Ryman Hospitality 144A 3.75% exercise price $22.50, expiration date 9/29/14		42,000	73,343
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		118,000	137,470
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		29,000	68,712
Steel Dynamics 5.125% exercise price $17.32, expiration date 6/15/14		58,000	63,401
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32		54,000	51,604
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19		54,000	51,064
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		76,000	96,235
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42		65,000	70,241
Total Convertible Bonds (cost $4,146,487)			4,434,003

Corporate Bonds – 20.37%
Banking – 2.46%
Abbey National Treasury Services 4.00% 4/27/16		165,000	174,603
AgriBank 9.125% 7/15/19		325,000	441,332
Banco do Brasil 3.875% 10/10/22		200,000	202,000
#Banco Santander Chile 144A 3.875% 9/20/22		150,000	154,146
#Banco Santander Mexico 144A 4.125% 11/9/22		300,000	306,000
Bancolombia 5.125% 9/11/22		154,000	160,930
Bank of America
3.75% 7/12/16		120,000	128,378
3.875% 3/22/17		175,000	189,977
6.125% 9/15/21	GBP	100,000	191,892
Barclays Bank 7.625% 11/21/22	USD	600,000	600,750
BB&T 5.25% 11/1/19		219,000	253,586
BBVA US Senior 4.664% 10/9/15		200,000	205,196
#Caixa Economica Federal 144A 2.375% 11/6/17		220,000	218,900
Capital One Capital V 10.25% 8/15/39		135,000	135,000
City National 5.25% 9/15/20		190,000	211,978
•Fifth Third Capital Trust IV 6.50% 4/15/37		300,000	301,125
•#HBOS Capital Funding 144A 6.071% 6/29/49		140,000	123,200
#HSBC Bank 144A 4.75% 1/19/21		450,000	520,135
HSBC Holdings 4.00% 3/30/22		295,000	323,614
JPMorgan Chase
2.00% 8/15/17		110,000	112,488
2.92% 9/19/17	CAD	203,000	205,943
#144A 6.00% 3/14/13	BRL	33,200	437,322
6.00% 10/1/17	USD	285,000	337,750
KeyBank 5.45% 3/3/16		290,000	324,422
Morgan Stanley 7.60% 8/8/17	NZD	104,000	92,828
•National City Bank 0.999% 6/7/17	USD	250,000	244,559
PNC Financial Services Group
2.854% 11/9/22		50,000	50,399
•8.25% 8.25% 5/29/49		115,000	117,588
PNC Funding 5.125% 2/8/20		530,000	631,300
•#PNC Preferred Funding Trust II 144A 1.69% 3/31/49		300,000	259,500
•SunTrust Bank 0.603% 8/24/15		125,000	121,518
SVB Financial Group 5.375% 9/15/20		305,000	343,379
US Bank 6.30% 2/4/14		570,000	604,627
•USB Capital IX 3.50% 10/29/49		255,000	230,818
Wachovia
•0.621% 10/15/16		130,000	127,812
5.25% 8/1/14		115,000	122,676
5.60% 3/15/16		265,000	298,453

Wells Fargo 3.50% 3/8/22	220,000	235,126
Zions Bancorp
4.50% 3/27/17	20,000	20,915
7.75% 9/23/14	182,000	198,853
		9,961,018
Basic Industry – 2.10%
AK Steel 7.625% 5/15/20	75,000	65,625
Alcoa
5.40% 4/15/21	70,000	72,978
6.75% 7/15/18	230,000	263,063
#Anglo American Capital 144A 2.625% 9/27/17	670,000	684,512
ArcelorMittal
6.75% 2/25/22	10,000	10,513
10.35% 6/1/19	145,000	174,119
Barrick Gold 3.85% 4/1/22	235,000	249,239
Barrick North America Finance 4.40% 5/30/21	100,000	109,858
BHP Billiton Finance USA 3.25% 11/21/21	115,000	124,009
Cabot
2.55% 1/15/18	210,000	216,716
3.70% 7/15/22	115,000	116,840
•#Cemex 144A 5.301% 9/30/15	150,000	152,625
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	75,000	82,125
#Cemex Finance 144A 9.375% 10/12/22	200,000	226,000
Century Aluminum 8.00% 5/15/14	114,000	115,710
CF Industries
6.875% 5/1/18	320,000	391,364
7.125% 5/1/20	111,000	139,905
Compass Minerals International 8.00% 6/1/19	90,000	97,650
Domtar 4.40% 4/1/22	80,000	81,061
Dow Chemical 8.55% 5/15/19	776,000	1,049,019
Ecolab 1.45% 12/8/17	120,000	119,597
#FMG Resources August 2006 144A 6.875% 4/1/22	135,000	138,544
Georgia-Pacific 8.00% 1/15/24	550,000	770,525
Headwaters 7.625% 4/1/19	170,000	181,475
International Paper
6.00% 11/15/41	90,000	106,965
9.375% 5/15/19	45,000	61,445
LyondellBasell Industries 5.75% 4/15/24	210,000	247,800
#MacDermid 144A 9.50% 4/15/17	26,000	27,203
#Mexichem 144A 4.875% 9/19/22	200,000	216,000
Mohawk Industries 6.375% 1/15/16	37,000	41,810
#Murray Energy 144A 10.25% 10/15/15	97,000	94,575
#NewMarket 144A 4.10% 12/15/22	50,000	50,979
Norcraft 10.50% 12/15/15	82,000	83,025
Nortek 8.50% 4/15/21	150,000	167,250
Novelis 8.75% 12/15/20	120,000	134,400
Precision Castparts 2.50% 1/15/23	140,000	141,202
Rio Tinto Finance USA 2.875% 8/21/22	305,000	307,660
#Ryerson 144A
9.00% 10/15/17	75,000	76,781
11.25% 10/15/18	30,000	27,713
#Samarco Mineracao 144A 4.125% 11/1/22	205,000	209,100
Southern Copper 5.25% 11/8/42	230,000	231,340
Teck Resources
3.00% 3/1/19	100,000	103,236
3.75% 2/1/23	120,000	123,339
Vale Overseas 4.375% 1/11/22	411,000	440,800
		8,525,695
Brokerage – 0.11%
Jefferies Group
6.25% 1/15/36	35,000	36,400
6.45% 6/8/27	75,000	80,250
Lazard Group 6.85% 6/15/17	300,000	347,083
		463,733
Capital Goods – 0.33%
Anixter 10.00% 3/15/14	3,000	3,270
Berry Plastics 9.75% 1/15/21	125,000	144,688
#Consolidated Container 144A 10.125% 7/15/20	65,000	69,875
Energizer Holdings 4.70% 5/24/22	335,000	359,408
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	200,000	200,351
Kratos Defense & Security Solutions 10.00% 6/1/17	60,000	66,150
#Plastipak Holdings 144A 10.625% 8/15/19	67,000	76,883
#URS 144A 5.00% 4/1/22	200,000	206,265
#Votorantim Cimentos 144A 7.25% 4/5/41	200,000	226,000
		1,352,890
Consumer Cyclical – 1.20%
American Axle & Manufacturing 7.875% 3/1/17	152,000	157,700
Chrysler Group 8.25% 6/15/21	200,000	221,000

CKE Restaurants 11.375% 7/15/18	88,000	101,640
CVS Caremark 2.75% 12/1/22	330,000	331,928
#Daimler Finance North America 144A 2.25% 7/31/19	215,000	216,957
Darden Restaurants 3.35% 11/1/22	305,000	295,737
Dave & Buster's 11.00% 6/1/18	35,000	39,375
Delphi 6.125% 5/15/21	135,000	150,525
Dollar General 4.125% 7/15/17	45,000	47,475
Ford Motor 7.45% 7/16/31	263,000	335,324
Ford Motor Credit
3.984% 6/15/16	200,000	212,537
5.00% 5/15/18	215,000	237,776
12.00% 5/15/15	185,000	228,475
Hanesbrands 6.375% 12/15/20	115,000	127,075
#HD Supply 144A 11.00% 4/15/20	65,000	77,025
Historic TW 6.875% 6/15/18	470,000	592,982
Host Hotels & Resorts
4.75% 3/1/23	185,000	197,025
5.25% 3/15/22	95,000	104,500
5.875% 6/15/19	65,000	71,175
Ingles Markets 8.875% 5/15/17	72,000	77,130
Macy's Retail Holdings 5.90% 12/1/16	39,000	45,866
Meritor 8.125% 9/15/15	167,000	176,603
Newell Rubbermaid 2.05% 12/1/17	105,000	106,520
Rite Aid 9.25% 3/15/20	35,000	37,450
#Sealy Mattress 144A 10.875% 4/15/16	19,000	20,188
Suburban Propane Partners 7.375% 8/1/21	54,000	58,995
Tomkins 9.00% 10/1/18	46,000	51,750
Tops Holding 10.125% 10/15/15	44,000	46,448
Walgreen 3.10% 9/15/22	260,000	262,801
Wyndham Worldwide
5.625% 3/1/21	115,000	128,567
5.75% 2/1/18	115,000	128,692
		4,887,241
Consumer Non-Cyclical – 1.71%
Accellent 8.375% 2/1/17	70,000	73,850
#Alere 144A 7.25% 7/1/18	25,000	25,188
Amgen
3.875% 11/15/21	95,000	104,520
5.375% 5/15/43	100,000	118,375
#Aristotle Holdings 144A 2.65% 2/15/17	20,000	20,808
#Biomet 144A
6.50% 8/1/20	75,000	79,969
6.50% 10/1/20	20,000	19,975
Bio-Rad Laboratories 8.00% 9/15/16	52,000	56,784
Boston Scientific 6.00% 1/15/20	130,000	151,861
#Brasil Foods 144A 5.875% 6/6/22	200,000	221,000
CareFusion 6.375% 8/1/19	380,000	453,753
Celgene
3.25% 8/15/22	105,000	107,256
3.95% 10/15/20	235,000	255,472
Community Health Systems 8.00% 11/15/19	50,000	54,375
Constellation Brands
4.625% 3/1/23	60,000	63,000
6.00% 5/1/22	130,000	149,500
Del Monte 7.625% 2/15/19	120,000	125,700
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	115,000	125,350
#Heineken 144A
2.75% 4/1/23	110,000	108,247
3.40% 4/1/22	240,000	250,833
Humana 3.15% 12/1/22	130,000	129,549
Jarden
6.125% 11/15/22	65,000	70,525
7.50% 1/15/20	25,000	27,563
#Kinetic Concepts 144A 12.50% 11/1/19	120,000	115,350
#Kraft Foods Group 144A 5.00% 6/4/42	165,000	186,293
Laboratory Corporation of America Holdings 2.20% 8/23/17	190,000	195,239
#MultiPlan 144A 9.875% 9/1/18	160,000	179,200
NBTY 9.00% 10/1/18	175,000	198,625
#Pernod-Ricard 144A 5.75% 4/7/21	450,000	539,165
Quest Diagnostics 4.70% 4/1/21	260,000	291,637
Radnet Management 10.375% 4/1/18	52,000	53,170
Reynolds American
3.25% 11/1/22	185,000	186,220
4.75% 11/1/42	125,000	126,614
#SABMiller Holdings 144A 2.45% 1/15/17	355,000	370,406
Safeway 4.75% 12/1/21	260,000	268,362
Scotts Miracle-Gro 6.625% 12/15/20	50,000	55,125
Teva Pharmaceutical Finance 2.95% 12/18/22	165,000	167,266

WellPoint 3.30% 1/15/23	345,000	354,727
#Woolworths 144A
3.15% 4/12/16	60,000	62,973
4.55% 4/12/21	80,000	89,609
Yale University 2.90% 10/15/14	230,000	240,101
Zimmer Holdings
3.375% 11/30/21	235,000	244,024
4.625% 11/30/19	180,000	204,491
		6,922,050
Energy – 3.29%
AmeriGas Finance
6.75% 5/20/20	95,000	104,738
7.00% 5/20/22	30,000	33,525
Antero Resources Finance 9.375% 12/1/17	44,000	48,510
Apache 2.625% 1/15/23	80,000	80,025
Chevron 2.355% 12/5/22	195,000	195,741
#CNOOC Finance 2012 144A 3.875% 5/2/22	235,000	250,220
Comstock Resources 7.75% 4/1/19	50,000	51,000
Continental Resources 5.00% 9/15/22	90,000	97,425
Copano Energy 7.75% 6/1/18	57,000	60,349
Ecopetrol 7.625% 7/23/19	283,000	367,193
El Paso Pipeline Partners Operating 6.50% 4/1/20	420,000	514,218
•Enbridge Energy Partners 8.05% 10/1/37	350,000	397,934
Energy Transfer Partners 9.70% 3/15/19	105,000	141,612
#ENI 144A 4.15% 10/1/20	250,000	256,437
Enterprise Products Operating
•7.034% 1/15/68	390,000	447,030
9.75% 1/31/14	195,000	213,405
EOG Resources 2.625% 3/15/23	125,000	126,160
Forest Oil 7.25% 6/15/19	98,000	98,980
#Gazprom Neft 144A 4.375% 9/19/22	400,000	411,000
#Helix Energy Solutions Group 144A 9.50% 1/15/16	72,000	73,980
#Hercules Offshore 144A 10.50% 10/15/17	155,000	167,788
#Hilcorp Energy I 144A 7.625% 4/15/21	65,000	71,175
HollyFrontier 9.875% 6/15/17	82,000	89,175
Kinder Morgan Energy Partners 9.00% 2/1/19	280,000	377,864
Linn Energy
6.50% 5/15/19	35,000	35,525
8.625% 4/15/20	57,000	62,415
#144A 6.25% 11/1/19	25,000	25,250
Lukoil International Finance 6.125% 11/9/20	425,000	493,531
Murphy Oil
2.50% 12/1/17	85,000	85,623
3.70% 12/1/22	165,000	164,711
Newfield Exploration 5.625% 7/1/24	45,000	48,713
NiSource Finance
5.25% 2/15/43	60,000	63,755
5.80% 2/1/42	190,000	217,134
Occidental Petroleum 2.70% 2/15/23	55,000	56,242
Pemex Project Funding Master Trust 6.625% 6/15/35	85,000	108,375
#Pertamina Persero 144A 6.00% 5/3/42	340,000	384,625
Petrobras International Finance
3.875% 1/27/16	185,000	196,101
5.375% 1/27/21	257,000	290,621
Petrohawk Energy 7.25% 8/15/18	275,000	310,823
Petroleos de Venezuela 9.00% 11/17/21	924,000	886,115
Petroleos Mexicanos 5.50% 6/27/44	270,000	297,675
Plains All American Pipeline 8.75% 5/1/19	290,000	395,027
Pride International 6.875% 8/15/20	590,000	747,328
#PTT 144A 3.375% 10/25/22	200,000	199,320
Quicksilver Resources 9.125% 8/15/19	55,000	49,225
Range Resources 5.00% 8/15/22	125,000	131,250
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	106,656	117,748
#Samson Investment 144A 9.75% 2/15/20	35,000	37,188
SandRidge Energy
7.50% 3/15/21	40,000	43,000
8.125% 10/15/22	70,000	77,000
Shell International Finance BV 2.25% 1/6/23	170,000	168,323
Statoil 2.45% 1/17/23	130,000	129,983
Talisman Energy 5.50% 5/15/42	405,000	448,071
•TransCanada PipeLines 6.35% 5/15/67	505,000	541,817
Transocean
3.80% 10/15/22	290,000	297,836
5.05% 12/15/16	380,000	423,483
Weatherford International
4.50% 4/15/22	260,000	276,441
9.625% 3/1/19	205,000	267,777
Williams Partners 7.25% 2/1/17	240,000	291,823
#Woodside Finance 144A 8.75% 3/1/19	220,000	289,631
		13,334,989

Financials – 0.98%
#CDP Financial 144A
4.40% 11/25/19		250,000	288,093
5.60% 11/25/39		250,000	312,692
E TRADE Financial 6.375% 11/15/19		120,000	123,600
General Electric Capital
2.10% 12/11/19		20,000	20,089
#144A 3.80% 6/18/19		250,000	266,777
5.50% 2/1/17	NZD	130,000	113,620
5.55% 5/4/20	USD	160,000	190,498
5.625% 5/1/18		55,000	65,391
6.00% 8/7/19		555,000	676,136
•6.25% 12/15/49		300,000	328,109
•7.125% 12/15/49		100,000	113,476
#Hyundai Capital America 144A 2.125% 10/2/17		200,000	201,659
International Lease Finance
5.875% 4/1/19		70,000	74,130
6.25% 5/15/19		138,000	147,660
8.25% 12/15/20		245,000	292,775
8.75% 3/15/17		50,000	58,000
#IPIC GMTN 144A 5.50% 3/1/22		200,000	236,750
#Nuveen Investments 144A 9.50% 10/15/20		200,000	200,000
#Temasek Financial I 144A 2.375% 1/23/23		250,000	247,477
			3,956,932
Insurance – 0.77%
Alleghany 4.95% 6/27/22		70,000	76,821
American International Group
5.85% 1/16/18		25,000	29,621
8.25% 8/15/18		145,000	190,962
•Chubb 6.375% 3/29/67		220,000	240,900
#Highmark 144A
4.75% 5/15/21		105,000	105,926
6.125% 5/15/41		40,000	38,570
•ING Groep 5.775% 12/29/49		110,000	104,500
#ING US 144A 5.50% 7/15/22		185,000	201,139
#Liberty Mutual Group 144A
4.95% 5/1/22		180,000	196,549
6.50% 5/1/42		175,000	197,568
•7.00% 3/15/37		70,000	69,913
MetLife
3.048% 12/15/22		230,000	235,119
6.40% 12/15/36		20,000	21,485
#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	553,999
Montpelier Re Holdings 4.70% 10/15/22		160,000	164,013
Prudential Financial
3.875% 1/14/15		55,000	58,221
•5.625% 6/15/43		80,000	83,304
•5.875% 9/15/42		265,000	279,243
6.00% 12/1/17		105,000	126,125
=#t‡Twin Reefs Pass-Through Trust 144A 0.00% 12/29/49		200,000	0
•XL Group 6.50% 12/29/49		140,000	131,600
			3,105,578
Media – 0.85%
#CC Holdings GS V 144A 3.849% 4/15/23		95,000	96,849
CCO Holdings
5.25% 9/30/22		75,000	76,313
7.00% 1/15/19		25,000	27,094
7.375% 6/1/20		20,000	22,300
Clear Channel Communications 9.00% 3/1/21		70,000	62,825
Clear Channel Worldwide Holdings
7.625% 3/15/20		10,000	10,025
7.625% 3/15/20		110,000	111,375
Comcast 4.65% 7/15/42		260,000	275,179
#COX Communications 144A 3.25% 12/15/22		100,000	103,345
DIRECTV Holdings
3.80% 3/15/22		220,000	227,404
5.15% 3/15/42		30,000	30,458
DISH DBS
5.875% 7/15/22		135,000	145,800
7.875% 9/1/19		73,000	86,870
Disney (Walt) 2.35% 12/1/22		155,000	156,768
Interpublic Group
2.25% 11/15/17		105,000	103,608
3.75% 2/15/23		155,000	155,739
4.00% 3/15/22		270,000	280,076
#Nara Cable Funding 144A 8.875% 12/1/18		200,000	204,500

Nielsen Finance 11.625% 2/1/14	2,000	2,230
#Sinclair Television Group 144A 9.25% 11/1/17	72,000	79,560
#Sirius XM Radio 144A 8.75% 4/1/15	145,000	164,938
Time Warner Cable
5.85% 5/1/17	225,000	266,056
8.25% 4/1/19	160,000	213,191
#Univision Communications 144A 6.875% 5/15/19	125,000	130,625
#UPCB Finance III 144A 6.625% 7/1/20	150,000	161,438
#Viacom 144A 4.375% 3/15/43	240,000	237,069
		3,431,635
Real Estate – 0.95%
Alexandria Real Estate Equities 4.60% 4/1/22	255,000	274,218
American Tower 5.90% 11/1/21	455,000	544,125
Brandywine Operating Partnership 4.95% 4/15/18	190,000	208,057
BRE Properties 3.375% 1/15/23	185,000	183,505
DDR
4.625% 7/15/22	65,000	71,073
4.75% 4/15/18	95,000	105,410
7.50% 4/1/17	40,000	48,024
7.875% 9/1/20	242,000	310,695
9.625% 3/15/16	72,000	88,450
Digital Realty Trust 5.25% 3/15/21	455,000	504,430
Mack-Cali Realty
2.50% 12/15/17	50,000	50,593
4.50% 4/18/22	170,000	181,645
National Retail Properties
3.80% 10/15/22	10,000	10,175
=3.95% 9/15/26	55,000	72,181
#Qatari Diar Finance 144A 5.00% 7/21/20	113,000	132,493
Regency Centers
4.80% 4/15/21	80,000	88,625
5.875% 6/15/17	100,000	115,768
UDR 4.625% 1/10/22	385,000	424,166
•#USB Realty 144A 6.091% 12/22/49	100,000	86,014
#WEA Finance 144A
3.375% 10/3/22	130,000	133,880
4.625% 5/10/21	185,000	207,510
		3,841,037
Services – 0.44%
Ameristar Casinos 7.50% 4/15/21	135,000	146,981
#Equinox Holdings 144A 9.50% 2/1/16	18,000	19,010
FTI Consulting 6.75% 10/1/20	50,000	53,625
Geo Group 6.625% 2/15/21	75,000	83,625
#H&E Equipment Services 144A 7.00% 9/1/22	110,000	117,700
Iron Mountain 7.75% 10/1/19	30,000	33,975
#Korea Expressway 144A 1.875% 10/22/17	200,000	198,759
M/I Homes 8.625% 11/15/18	110,000	121,550
PHH
7.375% 9/1/19	70,000	78,050
9.25% 3/1/16	165,000	193,463
Pinnacle Entertainment 8.75% 5/15/20	57,000	61,845
Royal Caribbean Cruises 7.00% 6/15/13	26,000	26,780
Ryland Group 8.40% 5/15/17	72,000	86,220
Standard Pacific 10.75% 9/15/16	95,000	118,513
#United Air Lines 144A 12.00% 11/1/13	115,000	116,150
United Rentals North America 10.25% 11/15/19	91,000	106,015
Western Union
2.875% 12/10/17	60,000	59,519
3.65% 8/22/18	135,000	138,169
Wynn Las Vegas 7.75% 8/15/20	25,000	28,625
		1,788,574
Technology – 1.21%
Amazon.com 2.50% 11/29/22	340,000	335,841
Amkor Technology 7.375% 5/1/18	65,000	67,600
Autodesk 1.95% 12/15/17	115,000	114,563
Avaya
#144A 7.00% 4/1/19	70,000	65,800
9.75% 11/1/15	125,000	111,875
PIK 10.125% 11/1/15	10,000	9,000
Baidu 3.50% 11/28/22	200,000	201,561
CDW 12.535% 10/12/17	65,000	69,794
Cisco Systems 4.45% 1/15/20	630,000	731,650
eBay 4.00% 7/15/42	450,000	440,141
First Data
9.875% 9/24/15	90,000	92,250
11.25% 3/31/16	135,000	132,975
Fiserv 3.50% 10/1/22	145,000	147,927
GXS Worldwide 9.75% 6/15/15	221,000	231,221

Intel 2.70% 12/15/22	185,000	185,142
Jabil Circuit 7.75% 7/15/16	38,000	44,840
Microsoft 2.125% 11/15/22	170,000	168,708
National Semiconductor 6.60% 6/15/17	345,000	426,488
NetApp
2.00% 12/15/17	110,000	109,737
3.25% 12/15/22	130,000	128,244
Oracle
2.50% 10/15/22	310,000	313,469
5.75% 4/15/18	15,000	18,276
#Samsung Electronics America 144A 1.75% 4/10/17	200,000	202,558
#Seagate Technology International 144A 10.00% 5/1/14	181,000	195,706
Symantec 4.20% 9/15/20	165,000	173,630
#Tencent Holdings 144A 3.375% 3/5/18	200,000	206,815
		4,925,811
Telecommunications – 1.71%
America Movil 3.125% 7/16/22	340,000	346,442
AT&T 2.625% 12/1/22	220,000	220,841
CenturyLink 5.80% 3/15/22	315,000	333,590
#Clearwire Communications 144A 12.00% 12/1/15	124,000	133,405
#Crown Castle Towers 144A 4.883% 8/15/20	745,000	841,986
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	300,000	307,952
3.125% 4/11/16	205,000	217,006
#Digicel Group 144A 8.25% 9/30/20	200,000	221,000
Frontier Communications 6.25% 1/15/13	4,000	4,008
Intelsat Jackson Holdings 7.25% 10/15/20	130,000	141,863
Level 3 Communications 11.875% 2/1/19	60,000	69,450
Level 3 Financing 10.00% 2/1/18	112,000	125,440
MetroPCS Wireless 6.625% 11/15/20	55,000	58,644
#Oi 144A 5.75% 2/10/22	416,000	434,719
PAETEC Holding 8.875% 6/30/17	67,000	72,193
#Qtel International Finance 144A 3.25% 2/21/23	200,000	200,300
Qwest 6.75% 12/1/21	150,000	176,097
#SK Telecom 144A 2.125% 5/1/18	200,000	201,594
Sprint Capital 8.75% 3/15/32	72,000	88,380
Sprint Nextel
6.00% 12/1/16	60,000	65,550
8.375% 8/15/17	65,000	75,888
9.125% 3/1/17	125,000	147,813
#Telefonica Chile 144A 3.875% 10/12/22	200,000	200,652
Telefonica Emisiones
5.462% 2/16/21	10,000	10,688
6.421% 6/20/16	280,000	310,520
Telesat Canada
#144A 6.00% 5/15/17	90,000	94,950
12.50% 11/1/17	44,000	48,455
#VimpelCom 144A 7.748% 2/2/21	495,000	572,962
Virgin Media Secured Finance 6.50% 1/15/18	490,000	529,812
#Vivendi 144A
3.45% 1/12/18	345,000	356,680
6.625% 4/4/18	205,000	241,279
West 7.875% 1/15/19	45,000	46,800
Windstream 8.125% 8/1/13	48,000	50,040
		6,946,999
Transportation – 0.33%
Air Medical Group Holdings 9.25% 11/1/18	105,000	116,550
#Brambles USA 144A 3.95% 4/1/15	345,000	359,872
#ERAC USA Finance 144A
2.75% 3/15/17	50,000	52,241
3.30% 10/15/22	155,000	157,256
5.25% 10/1/20	260,000	297,808
#Penske Truck Leasing 144A
3.375% 3/15/18	135,000	136,372
3.75% 5/11/17	200,000	209,484
		1,329,583
Utilities – 1.93%
#Abu Dhabi National Energy 144A 3.625% 1/12/23	200,000	207,000
AES 8.00% 6/1/20	75,000	86,625
Ameren Illinois 9.75% 11/15/18	480,000	667,468
American Electric Power 1.65% 12/15/17	45,000	45,211
#American Transmission Systems 144A 5.25% 1/15/22	365,000	421,096
#APT Pipelines 144A 3.875% 10/11/22	130,000	129,722
#Calpine 144A 7.875% 7/31/20	77,000	86,818
CenterPoint Energy 5.95% 2/1/17	210,000	244,195
CMS Energy
4.25% 9/30/15	125,000	133,257
6.25% 2/1/20	160,000	187,666

ComEd Financing III 6.35% 3/15/33		170,000	177,650
#Eskom Holdings 144A 5.75% 1/26/21		258,000	293,798
#GDF Suez 144A 2.875% 10/10/22		180,000	178,539
GenOn Energy 9.875% 10/15/20		95,000	110,200
Great Plains Energy 5.292% 6/15/22		450,000	506,646
•Integrys Energy Group 6.11% 12/1/66		255,000	267,663
Ipalco Enterprises 5.00% 5/1/18		100,000	105,250
Jersey Central Power & Light 5.625% 5/1/16		65,000	73,804
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22		400,000	394,487
LG&E & KU Energy
3.75% 11/15/20		145,000	153,390
4.375% 10/1/21		245,000	269,327
#Narragansett Electric 144A 4.17% 12/10/42		115,000	114,432
•NextEra Energy Capital Holdings 6.35% 10/1/66		325,000	347,227
#Niagara Mohawk Power 144A 2.721% 11/28/22		220,000	219,239
NRG Energy 7.875% 5/15/21		85,000	94,775
Pennsylvania Electric 5.20% 4/1/20		190,000	219,421
PPL Capital Funding
3.50% 12/1/22		80,000	81,602
•6.70% 3/30/67		135,000	142,894
Public Service Company of Oklahoma 5.15% 12/1/19		280,000	327,382
Puget Energy 6.00% 9/1/21		85,000	93,896
•Puget Sound Energy 6.974% 6/1/67		344,000	366,790
SCANA 4.125% 2/1/22		195,000	204,853
Sempra Energy 2.875% 10/1/22		300,000	301,363
•Wisconsin Energy 6.25% 5/15/67		405,000	436,299
Wisconsin Power & Light 2.25% 11/15/22		120,000	118,311
			7,808,296
Total Corporate Bonds (cost $77,325,219)			82,582,061

Municipal Bond – 0.06%
Oregon State of Taxable Pension 5.892% 6/1/27		200,000	256,368
Total Municipal Bond (cost $200,000)			256,368

Non-Agency Asset-Backed Securities – 0.56%
•Ally Master Owner Trust Series 2011-1 A1 1.13% 1/15/16		195,000	196,273
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		120,000	123,024
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		165,000	200,646
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		215,000	224,268
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		80,000	106,183
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		105,000	127,062
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		200,000	201,056
General Electric Capital Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20		150,000	151,509
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		150,000	154,477
#Master Credit Card Trust Series 2012-2A A 144A 0.788% 4/21/17		175,000	175,372
Mid-State Trust Series 11 A1 4.864% 7/15/38		75,563	77,937
•Residential Asset Securities Series 2006-KS3 AI3 3.546% 4/25/36		110,944	106,651
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		80,963	90,741
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.639% 10/15/15		135,000	136,877
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43		100,000	99,505
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21		90,000	90,994
Total Non-Agency Asset-Backed Securities (cost $2,174,107)			2,262,575

Non-Agency Collateralized Mortgage Obligations– 0.10%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		31,769	32,153
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		82,008	85,996
Series 2005-6 7A1 5.50% 7/25/20		9,238	9,614
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		110,000	96,524
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27		30,014	31,759
•MASTR ARM Trust Series 2005-6 7A1 5.33% 6/25/35		79,756	78,302
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		27,138	27,513
•Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.615% 4/25/36		33,226	29,961
Total Non-Agency Collateralized Mortgage Obligations (cost $334,019)			391,822

ΔRegional Bonds – 1.14%
Australia – 0.67%
New South Wales Treasury
6.00% 4/1/19	AUD	425,000	503,046
6.00% 3/1/22	AUD	385,000	462,477
Queensland Treasury 6.25% 6/14/19	AUD	881,000	1,056,192
Treasury Corporation of Victoria 6.00% 10/17/22	AUD	572,000	692,687
			2,714,402
Canada – 0.47%
Province of British Columbia 2.00% 10/23/22	USD	325,000	320,974
Province of Manitoba 2.10% 9/6/22		370,000	368,686
Province of Ontario 3.15% 6/2/22	CAD	130,000	135,506
Province of Quebec 4.25% 12/1/21	CAD	953,000	1,073,529
			1,898,695
Total Regional Bonds (cost $4,474,920)			4,613,097

«Senior Secured Loans – 2.68%
Bausch & Lomb Tranche B 4.75% 4/17/19	USD	169,150	170,856
BJ's Wholesale Club 6.50% 9/29/18		125,000	126,823
BNY ConvergEx Group
7.50% 12/16/17		88,053	83,485
(EZE Castle Software) 8.75% 11/29/17		36,947	35,031
Brock Holdings III
10.00% 2/15/18		65,000	65,488
Tranche B 6.00% 2/15/17		2,113	2,124
Burlington Coat Factory Warehouse 5.75% 5/1/17		485,939	490,798
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		622,000	556,911
Chrysler Group 6.00% 5/24/17		508,466	519,978
Clear Channel Communications Tranche A 3.40% 7/30/14		531,446	517,857
Compass Investors 5.25% 12/14/19		165,000	164,863
DaVita 4.00% 8/1/19		250,000	252,109
Delos Aircraft 4.75% 3/17/16		570,000	575,700
Delta Air Lines Tranche B 5.50% 4/20/17		152,997	154,765
Emdeon Tranche B 5.00% 11/2/18		153,453	155,163
First Data 5.00% 3/24/17		689,313	678,755
²@GenCorp 9.00% 7/22/13		130,000	130,000
Getty Images 4.75% 9/19/19		170,000	170,446
Gray Television 4.75% 10/11/19		165,000	166,409
Houghton International
Tranche 1st Lien 5.25% 11/20/19		655,000	661,755
Tranche 2nd Lien 9.50% 11/20/20		415,000	411,369
IASIS Healthcare Tranche B 5.00% 5/3/18		168,712	169,450
Immucor 5.75% 8/9/19		312,019	316,563
Infor US 4.00% 4/5/18		542,278	548,233
Intelsat Jackson Holdings 4.50% 4/2/18		79,798	80,613
Level 3 Financing 4.75% 8/1/19		245,000	246,762
MultiPlan 4.75% 8/26/17		74,704	75,357
Nuveen Investments
5.50% 5/13/17		189,834	190,991
8.25% 3/1/19		345,000	352,549
OSI Restaurant Partners 3.50% 10/5/19		420,000	424,838
PQ 5.25% 5/1/17		115,000	115,807
Protection One 5.75% 3/31/19		153,819	156,030
Remy International Tranche B 6.25% 12/16/16		119,574	120,670
Samson Investment 6.00% 9/10/18		295,000	298,565
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	165,825
Smart & Final 5.75% 11/8/19		84,000	84,131
Toys R US Tranche B 6.00% 9/1/16		182,432	177,035
Truven Health Analytics 5.75% 5/23/19		35,000	35,088
Univision Communications 4.25% 3/31/17		357,880	352,680
Visant 5.25% 12/22/16		46,665	42,524
Warner Chilcott 4.25% 3/15/18		121,238	122,515
WC Luxco 4.25% 3/15/18		44,341	44,808
WideOpenWest Finance 6.25% 7/17/18		495,000	501,386
Zayo Group 5.25% 7/2/19		129,674	131,457
Total Senior Secured Loans (cost $10,629,703)			10,844,562

ΔSovereign Bonds – 3.00%
Brazil – 0.10%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	799,000	410,984
			410,984
Colombia – 0.19%
Colombia Government International
4.375% 3/21/23	COP	801,000,000	453,809
6.125% 1/18/41	USD	228,000	314,184
			767,993
Finland – 0.07%
Finland Government 4.00% 7/4/25	EUR	156,000	257,066
			257,066
Indonesia – 0.40%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	6,324,000,000	745,738
7.00% 5/15/27	IDR	3,072,000,000	353,309
11.00% 11/15/20	IDR	1,824,000,000	261,149
#Republic of Indonesia 144A 5.25% 1/17/42	USD	235,000	274,069
			1,634,265
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	281,000	95,536
			95,536

Mexico – 0.47%
Mexican Bonos
6.00% 6/18/15	MXN	4,334,000	347,350
6.50% 6/10/21	MXN	1,195,500	101,024
6.50% 6/9/22	MXN	1,212,000	102,534
8.00% 12/17/15	MXN	13,730,500	1,158,642
Mexico Government International 4.75% 3/8/44	USD	180,000	203,850
			1,913,400
Panama – 0.10%
Republic of Panama
6.70% 1/26/36		60,000	85,500
7.125% 1/29/26		100,000	142,250
8.875% 9/30/27		116,000	189,370
			417,120
Peru – 0.15%
Republic of Peru
5.625% 11/18/50		80,000	104,120
7.125% 3/30/19		386,000	507,204
			611,324
Philippines – 0.11%
Republic of Philippines
5.00% 1/13/37		200,000	243,750
9.50% 10/21/24		132,000	213,180
			456,930
Poland – 0.21%
Poland Government
4.00% 10/25/23	PLN	289,000	95,754
5.75% 10/25/21	PLN	2,050,000	770,825
			866,579
Republic of Korea – 0.05%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	182,238,280	197,643
			197,643
South Africa – 0.48%
South Africa Government
7.00% 2/28/31	ZAR	1,355,000	148,788
7.25% 1/15/20	ZAR	4,217,000	526,623
8.00% 12/21/18	ZAR	2,058,000	267,554
10.50% 12/21/26	ZAR	6,497,000	986,012
			1,928,977
Sri Lanka – 0.06%
#Sri Lanka Government International 144A 5.875% 7/25/22	USD	210,000	224,700
			224,700
Sweden – 0.08%
#Kommuninvest I Sverige 144A 1.00% 10/24/17		334,000	334,057
			334,057
Turkey – 0.23%
Turkey Government
4.50% 2/11/15	TRY	218,415	132,997
9.00% 3/5/14	TRY	646,000	376,140
10.50% 1/15/20	TRY	635,000	436,768
			945,905
United Kingdom – 0.21%
United Kingdom Gilt
4.00% 3/7/22	GBP	248,467	484,587
4.50% 3/7/19	GBP	91,000	177,986
4.75% 3/7/20	GBP	100,000	200,789
			863,362
Uruguay – 0.07%
Republic of Uruguay 8.00% 11/18/22	USD	177,750	258,982
			258,982
Total Sovereign Bonds (cost $11,514,354)			12,184,823

Supranational Banks – 0.15%
Andina de Fomento 4.375% 6/15/22		160,000	174,042
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	1,500,000	279,789
3.625% 6/22/20	NOK	790,000	152,017
Total Supranational Banks (cost $567,561)			605,848

U.S. Treasury Obligations – 2.34%
U.S. Treasury Bond 2.75% 8/15/42	USD	1,830,000	1,767,379
U.S. Treasury Notes
0.625% 11/30/17		1,750,000	1,744,395
∞1.625% 11/15/22		6,035,000	5,969,937
Total U.S. Treasury Obligations (cost $9,570,478)			9,481,711

		Number of
		Shares
Preferred Stock – 0.33%
Alabama Power 5.625%		4,955	125,362
BB&T 5.85%		4,275	111,065
JPMorgan Chase 5.50%		5,000	125,700
•PNC Financial Services Group 6.125%		5,000	138,550
•US Bancorp
3.50%		600	526,799
6.00%		5,000	138,700
Wells Fargo 5.20%		6,800	171,224
Total Preferred Stock (cost $1,195,529)			1,337,400

Warrant – 0.02%
†Kinder Morgan		18,036	68,176
Total Warrant (cost $32,284)			68,176

		Principal
		Amount[o]
Short-Term Investments – 8.41%
Discount Notes – 3.05%
≠Federal Home Loan Bank
0.075% 1/4/13	USD	1,245,228	1,245,226
0.10% 1/18/13		715,907	715,904
0.10% 1/23/13		3,261,984	3,261,965
0.12% 4/2/13		2,028,823	2,028,519
0.125% 3/6/13		2,827,939	2,827,741
0.13% 2/6/13		1,883,966	1,883,911
0.135% 2/15/13		414,473	414,457
			12,377,723
Repurchase Agreement – 1.22%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $3,343,410
(collateralized by U.S. government obligations 0.25%-2.375%
2/18/15-12/15/15; market value $3,410,257)		3,343,389	3,343,389

BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price $1,616,921
(collateralized by U.S. government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $1,649,246)		1,616,908	1,616,908
			4,960,297
U.S. Treasury Obligations – 4.14%
≠U.S. Treasury Bills
0.04% 1/17/13		2,185,296	2,185,281
0.04% 3/21/13		2,855,671	2,855,470
0.04% 3/28/13		2,228,926	2,228,754
0.105% 5/23/13		2,375,000	2,374,069
0.105% 5/30/13		2,375,000	2,374,024
0.12% 6/6/13		2,375,000	2,373,979
0.125% 6/13/13		2,375,000	2,373,905
			16,765,482
Total Short-Term Investments (cost $34,101,611)			34,103,502

Total Value of Securities – 104.48%
(cost $367,910,974)			423,548,771
«Liabilities Net of Receivables and Other Assets – (4.48%)			(18,162,794)
Net Assets Applicable to 34,756,822 Shares Outstanding – 100.00%			$405,385,977

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $628,272, which represented 0.15% of the Fund’s net assets. See Note 1 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $28,428,691, which represented 7.01% of the Fund’s net assets. See Note 6 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $2,467,636, which represented 0.61% of the Fund’s net assets. See Note 6 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
²All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $1,048,867 with a cost of $1,048,702.

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	CAD	299,994	USD	(301,741)	2/1/13	$81
BAML	COP	465,686,000	USD	(258,743)	2/1/13	4,153
BAML	EUR	(1,638,558)	USD	2,120,589	2/1/13	(42,279)
BAML	JPY	(104,850,329)	USD	1,274,900	2/1/13	65,924
BAML	KRW	(106,315,300)	USD	98,294	2/1/13	(1,443)
BAML	NOK	(472,114)	USD	83,083	2/1/13	(1,728)
BAML	NZD	(132,665)	USD	110,539	2/1/13	874
BAML	TRY	748,566	USD	(415,828)	2/1/13	2,357
BCLY	AUD	619,536	USD	(647,114)	2/1/13	(4,825)
BCLY	RUB	10,895,675	USD	(351,224)	2/1/13	3,247
CITI	GBP	(62,727)	USD	100,927	2/1/13	(992)
CITI	JPY	13,717,452	USD	(166,854)	2/1/13	(8,685)
CITI	RUB	11,458,800	USD	(369,844)	2/1/13	2,947
CITI	TRY	748,566	USD	(415,397)	2/1/13	2,788
CSFB	IDR	2,891,771,600	USD	(296,227)	2/1/13	2,640
GSC	BRL	1,730,886	USD	(826,001)	2/1/13	15,212
GSC	GBP	(234,433)	USD	377,053	2/1/13	(3,853)
GSC	NOK	(387,520)	USD	68,143	2/1/13	(1,472)
HSBC	EUR	(127,143)	USD	164,598	2/1/13	(3,227)
HSBC	GBP	5,976	USD	(9,614)	2/1/13	95
HSBC	JPY	42,888,236	USD	(520,179)	2/1/13	(25,656)
HSBC	MXN	(5,967,338)	USD	464,536	2/1/13	1,555
HSBC	TRY	308,720	USD	(171,416)	2/1/13	1,050
JPMC	BRL	869,750	USD	(414,068)	2/1/13	8,632
JPMC	EUR	(1,192,497)	USD	1,545,170	2/1/13	(28,906)
JPMC	GBP	(252,606)	USD	405,938	2/1/13	(4,495)
JPMC	JPY	32,733,568	USD	(391,000)	2/1/13	(13,566)
JPMC	NOK	6,661,588	USD	(1,194,127)	2/1/13	2,571
JPMC	SEK	3,197,613	USD	(486,000)	2/1/13	5,482
MNB	AUD	(5,267)	USD	5,452	1/2/13	(22)
MNB	CAD	(28,469)	USD	28,597	1/2/13	(64)
MNB	CHF	(20,054)	USD	21,910	1/3/13	4
MNB	DKK	(39,425)	USD	6,981	1/3/13	7
MNB	EUR	(30,328)	USD	40,272	1/2/13	252
MNB	GBP	(45,339)	USD	72,873	1/2/13	(800)
MNB	HKD	(92,491)	USD	11,931	1/2/13	(3)
MNB	JPY	(5,520,674)	USD	64,096	1/7/13	453
MNB	JPY	1,634,983	USD	(19,016)	1/8/13	(168)
MNB	KRW	(4,716,558)	USD	4,402	1/2/13	(32)
MNB	NOK	(46,471)	USD	8,318	1/3/13	(40)
MNB	SEK	(77,379)	USD	11,870	1/3/13	(33)
MSC	BRL	867,098	USD	(413,800)	2/1/13	7,610
MSC	GBP	(150,266)	USD	241,674	2/1/13	(2,477)
MSC	JPY	48,475,929	USD	(589,352)	2/1/13	(30,400)
TD	JPY	(55,978,370)	USD	665,000	2/1/13	19,542
TD	RUB	13,265,500	USD	(430,000)	2/1/13	1,569
						$(26,121)

Futures Contracts

					Unrealized
		Notional			Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(12)	Euro-O.A.T.	$(2,130,907)	$(2,156,121)	3/12/13	$(25,214)
18	Long Gilt	3,445,084	3,478,303	3/29/13	33,219
(40)	U.S. Long Bond	(5,838,301)	(5,900,000)	3/29/13	(61,699)
(18)	U.S. Treasury 10 yr Notes	(2,377,125)	(2,390,062)	3/29/13	(12,937)
		$(6,901,249)			$(66,631)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
COP – Colombian Peso
CSFB – Credit Suisse First Boston
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
O.A.T – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SDR – Special Drawing Rights
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto-Dominion Securities
TRY–Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (September 30, 2009–September 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$370,145,309
Aggregate unrealized appreciation	$62,779,701
Aggregate unrealized depreciation	(9,376,239)
Net unrealized appreciation	$53,403,462

For federal income tax purposes, at September 30, 2012, capital loss carryforwards of $4,877,192 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $3,828,047 expires in 2016, $368,871 expires in 2017 and $680,274 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$32,973,036	$136,877	$33,109,913
Common Stock	150,974,866	77,763,899	-	228,738,765
Convertible Preferred Stock	289,070	516,417	-	805,487
Corporate Debt	-	97,658,445	202,181	97,860,626
Foreign Debt	-	17,403,768	-	17,403,768
Investment Companies	383,055	-	-	383,055
Municipal Bonds	-	256,368	-	256,368
U.S. Treasury Obligations	-	9,481,711	-	9,481,711
Short-Term Investments	-	34,103,502	-	34,103,502
Other	1,279,876	125,700	-	1,405,576
Total	$152,926,867	$270,282,846	$339,058	$423,548,771

Foreign Currency Exchange
Contracts	$-	$(26,121)	$-	$(26,121)
Futures Contracts	(66,631)	-	-	(66,631)

The securities have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Unfunded Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of December 31, 2012, the Series had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$130,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of its contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. No swap contracts were outstanding at December 31, 2012.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended December 31, the Fund had no securities out on loan.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor's (S&P) and Ba or lower by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Funds’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: